UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: March 31, 2016
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund II
---------------------------------------------------------------------


First Trust STOXX(R) European Select Dividend Index Fund (FDD)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust ISE Global Wind Energy Index Fund (FAN)
First Trust ISE Global Engineering and Construction Index Fund (FLM)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) First Trust Indxx Global Natural Resources Income ETF (FTRI) (formerly known as
   First Trust ISE Global Copper Index Fund)
First Trust Indxx Global Agriculture ETF (FTAG) (formerly known as First Trust
   ISE Global Platinum Index Fund)
First Trust BICK Index Fund (BICK)
First Trust Nasdaq Smartphone Index Fund (FONE) (formerly known as First Trust
   NASDAQ CEA Smartphone Index Fund)
First Trust NASDAQ Global Auto Index Fund (CARZ)
First Trust ISE Cloud Computing Index Fund (SKYY)
First Trust International IPO ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR) (formerly known as First Trust
   NASDAQ CEA Cybersecurity ETF)


----------------------
  Semi-Annual Report
    March 31, 2016
----------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 MARCH 31, 2016

Shareholder Letter .......................................................................    2
Market Overview ..........................................................................    3
Fund Performance Overview
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .....................    4
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ........    6
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ......................    8
      First Trust ISE Global Wind Energy Index Fund (FAN) ................................   10
      First Trust ISE Global Engineering and Construction Index Fund (FLM) ...............   12
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ....   14
      First Trust Indxx Global Natural Resources Income ETF (FTRI) .......................   16
      First Trust Indxx Global Agriculture ETF (FTAG) ....................................   18
      First Trust BICK Index Fund (BICK) .................................................   20
      First Trust Nasdaq Smartphone Index Fund (FONE) ....................................   22
      First Trust NASDAQ Global Auto Index Fund (CARZ) ...................................   24
      First Trust ISE Cloud Computing Index Fund (SKYY) ..................................   26
      First Trust International IPO ETF (FPXI) ...........................................   28
      First Trust Nasdaq Cybersecurity ETF (CIBR) ........................................   30
Notes to Fund Performance Overview .......................................................   32
Understanding Your Fund Expenses .........................................................   33
Portfolio of Investments
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .....................   35
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) .........  37
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ......................   43
      First Trust ISE Global Wind Energy Index Fund (FAN) ................................   46
      First Trust ISE Global Engineering and Construction Index Fund (FLM) ...............   48
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ....   51
      First Trust Indxx Global Natural Resources Income ETF (FTRI) .......................   53
      First Trust Indxx Global Agriculture ETF (FTAG) ....................................   55
      First Trust BICK Index Fund (BICK) .................................................   57
      First Trust Nasdaq Smartphone Index Fund (FONE) ....................................   59
      First Trust NASDAQ Global Auto Index Fund (CARZ) ...................................   62
      First Trust ISE Cloud Computing Index Fund (SKYY) ..................................   64
      First Trust International IPO ETF (FPXI) ...........................................   65
      First Trust Nasdaq Cybersecurity ETF (CIBR) ........................................   67
Statements of Assets and Liabilities .....................................................   68
Statements of Operations .................................................................   72
Statements of Changes in Net Assets ......................................................   76
Financial Highlights .....................................................................   84
Notes to Financial Statements ............................................................   91
Additional Information ...................................................................  101

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2016

Dear Shareholders,

Thank you for your investment in the Funds of First Trust Exchange-Traded Fund II (the "Trust").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the six months ended March 31, 2016, including a performance analysis and a market outlook. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were volatile during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices, and second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. While the first quarter of 2016 has had weaker economic data than investors and analysts like to see, we remain positive on U.S. markets, although we know that markets will always move up and down.

As I have written previously, First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2016


ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The International Monetary Fund (IMF) estimates that global growth will expand 3.2% in 2016 and 3.5% in 2017, down from its previous targets of 3.4% and 3.6%, respectively. The Bank of Japan (BOJ) adopted a negative interest rate monetary policy in January in an attempt to stimulate its economy. Negative rates act as a disincentive to banks that want to hoard cash, according to Bloomberg. The BOJ would rather the banks lend some of that cash to businesses. A few countries in Europe have done the same.

The U.S. economy continues to get a lift from consistent job growth. U.S. nonfarm payrolls were up 66 consecutive months through March 2016, according to data from the Bureau of Labor Statistics. The average number of jobs created in that span was 203,000 per month. The housing market has benefited from that job growth. The National Association of Homebuilders ("NAHB") reported that U.S. housing starts increased by 11% in 2015, following an 8% gain in 2014. The NAHB expects housing starts to rise 10% in 2016 and another 18% in 2017. Low mortgage rates and relatively strong job growth are helping to drive demand.

Overall, consumers have done a respectable job getting their fiscal houses in order. The S&P/Experian Consumer Credit Default Composite Index stood at 0.93% in March 2016 (latest data), down from 1.05% in March 2015, according to Bloomberg. The record low for the default rate is 0.88%, set in May 2015, while the all-time high was 5.51%, set in May 2009. The plunge in the price of crude oil since mid-2014 has translated into lower gasoline prices in the U.S. If sustained, it could boost discretionary spending over time, in our opinion. A research report from Jefferies noted that U.S. consumers will save an estimated $65 billion to $80 billion in 2016 due to lower gasoline prices.

GLOBAL EQUITIES MARKETS

U.S. investors continue to funnel far more capital into foreign equities than U.S. equities. For the 12-month period ended March 31, 2016, U.S. investors funneled a net $162.7 billion into International Equity stock funds (open-end funds and exchange-traded funds), compared to net outflows totaling $68.9 billion for U.S. Equity funds, according to Morningstar. With respect to foreign equities, sentiment favored passive funds over actively managed funds. Of the combined $162.7 billion invested in International Equity stock funds over the past year, $144.3 billion of it went into passive funds. The same held true for U.S. Equity funds, with $110.0 billion going into passive funds, compared to net outflows from active funds totaling $178.9 billion.

Over the past six months or so, the equities markets, both domestic (S&P 500(R) Index) and foreign (MSCI World ex-U.S. Index), appear to have closely tracked the direction of the price of crude oil, according to data from Bloomberg. Historically, equities and the price of crude oil have not been highly correlated, in our opinion. The price of crude oil hit a six-month low (through 3/31/16) on 2/11/16 at $26.21 per barrel, and then surged to $38.34 as of the close of 3/31/16.

From a performance standpoint, for the six-month period ended March 31, 2016, both U.S and major foreign broad-based equity indices were up. The MSCI World Net (ex U.S.) and MSCI Emerging Markets Net indices posted total returns of 1.89% (USD) and 6.41% (USD), respectively, while the S&P 500(R) Index gained 8.49%. Over that same six-month period, the U.S. dollar declined by 1.83% against a basket of major currencies, as measured by the U.S. Dollar Index
(DXY).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the STOXX Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts or other depositary receipts (collectively, the "Depositary Receipts") representing securities in the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL               CUMULATIVE
                                                                       TOTAL RETURNS              TOTAL RETURNS
                                            6 Months   1 Year    5 Years      Inception      5 Years     Inception
                                             Ended      Ended     Ended       (8/27/07)       Ended      (8/27/07)
                                            3/31/16    3/31/16   3/31/16      to 3/31/16     3/31/16    to 3/31/16
FUND PERFORMANCE
 NAV                                          2.71%    -3.76%     1.13%         -5.75%        5.76%       -39.91%
 Market Price                                 2.79%    -4.06%     0.98%         -5.77%        4.98%       -39.97%

INDEX PERFORMANCE
 STOXX(R) Europe Select Dividend 30 Index     3.27%    -3.51%     1.44%         -5.28%        7.40%       -37.23%
 STOXX(R) Europe 600 Index                    0.03%    -7.45%     2.59%         -0.30%       13.64%        -2.57%
 MSCI Europe Index                           -0.08%    -8.44%     2.07%         -0.67%       10.76%        -5.63%
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX Limited. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX Limited nor its licensors shall have any liability with respect thereto.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    43.51%
Utilities                                     14.92
Industrials                                   13.65
Energy                                         8.25
Health Care                                    7.34
Telecommunication Services                     4.83
Consumer Discretionary                         4.04
Consumer Staples                               3.46
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Zurich Insurance Group AG                      5.73%
Royal Dutch Shell PLC, Class B                 5.39
Carillion PLC                                  4.62
SSE PLC                                        4.59
Fortum OYJ                                     4.50
Pearson PLC                                    4.04
GlaxoSmithKline PLC                            4.04
BB Biotech AG                                  3.98
Swiss Re AG                                    3.73
J Sainsbury PLC                                3.46
                                             -------
     Total                                    44.08%
                                             =======


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   AUGUST 27, 2007 - MARCH 31, 2016

           First Trust STOXX(R) European     STOXX(R) Europe Select     STOXX(R) Europe     MSCI Europe
           Select Dividend Index Fund        Dividend 30  Index         600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
8/27/07    $10,000                           $10,000                    $10,000             $10,000
9/30/07     10,323                            10,304                     10,622              10,636
3/31/08      8,841                             9,039                      9,670               9,675
9/30/08      5,562                             5,539                      7,333               7,347
3/31/09      3,201                             3,263                      4,836               4,846
9/30/09      5,182                             5,275                      7,484               7,462
3/31/10      5,053                             5,178                      7,600               7,565
9/30/10      5,133                             5,271                      7,697               7,658
3/31/11      5,682                             5,844                      8,574               8,520
9/30/11      4,789                             4,959                      6,786               6,754
3/31/12      5,151                             5,305                      7,927               7,877
9/30/12      5,159                             5,319                      7,987               7,923
3/31/13      5,154                             5,322                      8,807               8,707
9/30/13      5,845                             6,054                     10,001               9,843
3/31/14      6,539                             6,783                     11,066              10,842
9/30/14      6,353                             6,600                     10,596              10,416
3/31/15      6,244                             6,507                     10,528              10,307
9/30/15      5,851                             6,079                      9,741               9,444
3/31/16      6,010                             6,278                      9,744               9,436


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2010 through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
10/1/10 - 9/30/11         79         70          5         0             67         28          3         1
10/1/11 - 9/30/12         85         80         24         2             44         16          0         0
10/1/12 - 9/30/13        103        130          5         0             12          0          0         0
10/1/13 - 9/30/14        150         81          3         0             16          1          0         1
10/1/14 - 9/30/15        145         32          2         0             63         10          0         0
10/1/15 - 3/31/16         66         16          1         0             33          9          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the FTSE Index or in Depositary Receipts representing securities in the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL               CUMULATIVE
                                                                       TOTAL RETURNS              TOTAL RETURNS
                                            6 Months   1 Year    5 Years      Inception      5 Years     Inception
                                             Ended      Ended     Ended       (8/27/07)       Ended      (8/27/07)
                                            3/31/16    3/31/16   3/31/16     to 3/31/16      3/31/16    to 3/31/16
FUND PERFORMANCE
 NAV                                          9.46%     0.53%     7.59%         2.13%        44.19%       19.88%
 Market Price                                 9.17%     0.33%     7.38%         2.07%        42.76%       19.22%

INDEX PERFORMANCE
 FTSE EPRA/NAREIT Developed Index            10.07%     1.27%     8.46%         3.02%        50.06%       29.15%
 S&P Global REIT Index                       12.16%     2.75%     9.00%         3.26%        53.90%       31.69%
 MSCI World REIT Index                       12.99%     5.20%     9.19%         2.71%        55.19%       25.81%
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    99.75%
Health Care                                    0.18
Consumer Discretionary                         0.07
                                             -------
      Total                                  100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Simon Property Group, Inc.                     4.76%
Public Storage                                 2.95
Unibail-Rodamco SE                             2.00
Equity Residential                             1.99
AvalonBay Communities, Inc.                    1.92
Welltower, Inc.                                1.82
Mitsui Fudosan Co., Ltd.                       1.75
Mitsubishi Estate Co., Ltd.                    1.74
Prologis, Inc.                                 1.71
Ventas, Inc.                                   1.56
                                             -------
     Total                                    22.20%
                                             =======


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  AUGUST 27, 2007 - MARCH 31, 2016

            First Trust FTSE EPRA/NAREIT Developed     FTSE EPRA/NAREIT     S&P Global     MSCI World
            Markets Real Estate Index Fund             Developed Index      REIT Index     REIT Index
            --------------------------------------     ----------------     ----------     ----------
8/27/07     $10,000                                    $10,000              $10,000        $10,000
9/30/07      10,686                                     10,693               10,581         10,656
3/31/08       9,012                                      9,057                9,112          9,061
9/30/08       7,443                                      7,420                7,905          7,901
3/31/09       3,849                                      3,909                3,762          3,678
9/30/09       6,500                                      6,645                6,368          6,086
3/31/10       7,022                                      7,212                6,985          6,578
9/30/10       7,636                                      7,868                7,608          7,124
3/31/11       8,314                                      8,606                8,557          8,108
9/30/11       7,012                                      7,327                7,481          7,136
3/31/12       8,517                                      8,881                9,051          8,602
9/30/12       9,131                                      9,568                9,636          9,248
3/31/13      10,251                                     10,768               10,771         10,122
9/30/13      10,046                                     10,616               10,281          9,634
3/31/14      10,356                                     10,989               10,892         10,127
9/30/14      10,635                                     11,329               11,278         10,606
3/31/15      11,925                                     12,754               12,819         11,960
9/30/15      10,951                                     11,734               11,742         11,136
3/31/16      11,987                                     12,916               13,170         12,583


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2010 through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
10/1/10 - 9/30/11        154         31          1         0             57         10          0         0
10/1/11 - 9/30/12        123         21          0         0            104          3          0         0
10/1/12 - 9/30/13        162         30          0         0             55          1          2         0
10/1/13 - 9/30/14        158         21          0         0             70          3          0         0
10/1/14 - 9/30/15         67         14          0         0            127         44          0         0
10/1/15 - 3/31/16         12          0          0         0             95         18          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Select Dividend Index or in Depositary Receipts representing securities in the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL               CUMULATIVE
                                                                       TOTAL RETURNS              TOTAL RETURNS
                                            6 Months   1 Year    5 Years      Inception      5 Years     Inception
                                             Ended      Ended     Ended      (11/21/07)       Ended     (11/21/07)
                                            3/31/16    3/31/16   3/31/16     to 3/31/16      3/31/16    to 3/31/16
FUND PERFORMANCE
 NAV                                         6.36%     -6.32%     3.25%         1.50%        17.34%       13.28%
 Market Price                                6.19%     -6.39%     3.01%         1.44%        16.00%       12.65%

INDEX PERFORMANCE
 Dow Jones Global Select Dividend Index(SM)  7.06%     -6.16%     3.33%         1.67%        17.79%       14.82%
 Dow Jones World Developed Markets Index(SM) 5.32%     -3.27%     6.76%         3.50%        38.70%       33.33%
 MSCI World Index                            5.13%     -3.45%     6.51%         2.96%        37.09%       27.60%
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    34.09%
Energy                                        12.13
Telecommunication Services                    11.46
Consumer Discretionary                        10.58
Industrials                                   10.39
Utilities                                      9.67
Materials                                      5.74
Consumer Staples                               3.07
Health Care                                    1.65
Information Technology                         1.22
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Vivendi S.A.                                   1.75%
Fortum OYJ                                     1.57
Russel Metals, Inc.                            1.57
SKY Network Television Ltd.                    1.53
Swiss Re AG                                    1.42
Telefonica S.A.                                1.42
Casino Guichard Perrachon S.A.                 1.39
Zurich Insurance Group AG                      1.38
Royal Dutch Shell PLC, Class A                 1.38
TeliaSonera AB                                 1.33
                                             -------
     Total                                    14.74%
                                             =======

                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       NOVEMBER 21, 2007 - MARCH 31, 2016

           First Trust Dow Jones Global      Dow Jones Global Select     Dow Jones World Developed     MSCI World
           Select Dividend Index Fund        Dividend Index(SM)          Markets Index(SM)             Index
           ----------------------------      -----------------------     -------------------------     ----------
11/21/07   $10,000                           $10,000                     $10,000                       $10,000
3/31/08      9,345                             9,397                       9,379                         9,378
9/30/08      7,028                             6,951                       7,816                         7,815
3/31/09      4,375                             4,397                       5,416                         5,385
9/30/09      7,857                             7,903                       7,765                         7,636
3/31/10      8,160                             8,231                       8,381                         8,204
9/30/10      8,669                             8,742                       8,372                         8,152
3/31/11      9,654                             9,748                       9,611                         9,308
9/30/11      8,533                             8,669                       8,023                         7,798
3/31/12      9,652                             9,719                       9,642                         9,360
9/30/12     10,033                            10,121                       9,761                         9,482
3/31/13     10,553                            10,640                      10,854                        10,470
9/30/13     11,477                            11,491                      11,854                        11,398
3/31/14     12,619                            12,761                      12,996                        12,465
9/30/14     12,459                            12,594                      13,274                        12,788
3/31/15     12,094                            12,236                      13,781                        13,216
9/30/15     10,651                            10,725                      12,658                        12,138
3/31/16     11,328                            11,482                      13,331                        12,761


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2010 through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
10/1/10 - 9/30/11        109         82          1         0             52          7          2         0
10/1/11 - 9/30/12        160         51          0         0             35          5          0         0
10/1/12 - 9/30/13        195         23          0         0             32          0          0         0
10/1/13 - 9/30/14        219         16          0         0             17          0          0         0
10/1/14 - 9/30/15        105          3          0         0            136          8          0         0
10/1/15 - 3/31/16         39          1          0         0             80          5          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy(TM) Index (the "ISE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in common stocks that comprise the ISE Index or in Depositary Receipts representing securities in the ISE Index.

The ISE Index was developed and is owned by the International Securities Exchange, LLC, in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the ISE Index. The ISE Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL               CUMULATIVE
                                                                       TOTAL RETURNS              TOTAL RETURNS
                                            6 Months   1 Year    5 Years      Inception      5 Years     Inception
                                             Ended      Ended     Ended       (6/16/08)       Ended      (6/16/08)
                                            3/31/16    3/31/16   3/31/16     to 3/31/16      3/31/16    to 3/31/16
FUND PERFORMANCE
 NAV                                         13.28%     9.03%     1.42%        -10.11%        7.29%       -56.42%
 Market Price                                13.55%     9.16%     1.22%        -10.15%        6.23%       -56.55%

INDEX PERFORMANCE
 ISE Global Wind Energy(TM) Index            14.30%    10.18%     2.27%         -9.35%       11.87%       -53.43%
 Russell 3000(R) Index                        7.30%    -0.34%    11.01%          7.71%       68.60%        78.39%
 MSCI World Index                             5.13%    -3.45%     6.51%          3.66%       37.09%        32.27%
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Wind Energy(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Wind Energy(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                     52.95%
Industrials                                   41.23
Energy                                         3.91
Consumer Discretionary                         1.02
Materials                                      0.89
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Vestas Wind Systems A/S                        7.64%
China Longyuan Power Group Corp.,
   Ltd., Class H                               7.47
Infigen Energy                                 6.71
Iberdrola S.A.                                 6.57
Gamesa Corp. Tecnologica S.A.                  6.53
EDP Renovaveis S.A.                            6.00
Nordex SE                                      4.58
Concord New Energy Group Ltd.                  4.27
Greentech Energy Systems A/S                   4.24
PNE Wind AG                                    4.01
                                             -------
     Total                                    58.02%
                                             =======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                JUNE 16, 2008 - MARCH 31, 2016

            First Trust ISE Global          ISE Global Wind      Russell 3000(R)     MSCI World
            Wind Energy Index Fund          Energy(TM) Index     Index               Index
            ---------------------------     ----------------     ---------------     ----------
6/16/08     $10,000                         $10,000              $10,000             $10,000
9/30/08       6,370                           6,314                8,583               8,101
3/31/09       3,502                           3,515                5,912               5,582
9/30/09       5,461                           5,512                8,032               7,916
3/31/10       4,574                           4,646                9,011               8,505
9/30/10       3,544                           3,626                8,912               8,451
3/31/11       4,061                           4,162               10,579               9,649
9/30/11       2,819                           2,917                8,961               8,083
3/31/12       2,736                           2,827               11,340               9,702
9/30/12       2,364                           2,458               11,667               9,828
3/31/13       2,713                           2,821               12,991              10,852
9/30/13       3,703                           3,872               14,187              11,814
3/31/14       4,313                           4,528               15,929              12,920
9/30/14       4,154                           4,370               16,706              13,255
3/31/15       3,998                           4,227               17,897              13,699
9/30/15       3,848                           4,075               16,623              12,581
3/31/16       4,359                           4,658               17,836              13,226


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2010 through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
10/1/10 - 9/30/11         69         20          0         0            106         48         10         0
10/1/11 - 9/30/12         12          1          0         0             78        135         25         0
10/1/12 - 9/30/13         39         23          2         0            126         57          3         0
10/1/13 - 9/30/14        123         31          0         0             83         15          0         0
10/1/14 - 9/30/15         58          8          0         0            130         53          2         1
10/1/15 - 3/31/16         50          5          1         0             54         14          1         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

First Trust ISE Global Engineering and Construction Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by the International Securities Exchange, LLC, in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL               CUMULATIVE
                                                                       TOTAL RETURNS              TOTAL RETURNS
                                            6 Months   1 Year    5 Years      Inception      5 Years     Inception
                                             Ended      Ended     Ended      (10/13/08)       Ended     (10/13/08)
                                            3/31/16    3/31/16   3/31/16     to 3/31/16      3/31/16    to 3/31/16
FUND PERFORMANCE
 NAV                                          6.12%     1.09%     0.74%         7.68%         3.77%        73.76%
 Market Price                                 5.88%     1.05%     0.62%         7.63%         3.13%        73.12%

INDEX PERFORMANCE
 ISE Global Engineering and
    Construction(TM) Index                    6.91%     2.14%     1.99%         9.54%        10.35%        97.33%
 Russell 3000(R) Index                        7.30%    -0.34%    11.01%        12.63%        68.60%       142.87%
 MSCI World Industrials Index                10.43%    -0.76%     5.98%        10.46%        33.71%       110.06%
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Engineering and Construction(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Engineering and Construction(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   94.25%
Energy                                         5.04
Utilities                                      0.71
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Vinci S.A.                                     3.33%
Fluor Corp.                                    3.28
China Communications Construction
   Co., Ltd., Class H                          3.11
Skanska AB, Class B                            2.83
Taisei Corp.                                   2.79
Bouygues S.A.                                  2.77
Obayashi Corp.                                 2.75
Jacobs Engineering Group, Inc.                 2.68
Quanta Services, Inc.                          2.64
Kajima Corp.                                   2.60
                                             -------
     Total                                    28.78%
                                             =======


                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                           OCTOBER 13, 2008 - MARCH 31, 2016

            First Trust ISE Global Engineering     ISE Global Engineering and     Russell 3000(R)     SCI World
            and Construction Index Fund            Construction(TM) Index         Index               Industrials Index
            ----------------------------------     --------------------------     ---------------     -----------------
10/13/08    $10,000                                $10,000                        $10,000             $10,000
3/31/09       8,987                                  9,388                          8,048               7,741
9/30/09      13,384                                 14,103                         10,935              11,514
3/31/10      13,471                                 14,263                         12,268              12,962
9/30/10      13,522                                 14,368                         12,133              13,181
3/31/11      16,744                                 17,882                         14,403              15,709
9/30/11      11,724                                 12,719                         12,200              12,195
3/31/12      14,306                                 15,435                         15,439              15,069
9/30/12      13,826                                 15,022                         15,884              14,746
3/31/13      15,249                                 16,595                         17,687              16,942
9/30/13      17,288                                 18,979                         19,315              18,901
3/31/14      18,939                                 20,875                         21,687              20,608
9/30/14      17,644                                 19,533                         22,745              20,445
3/31/15      17,189                                 19,318                         24,367              21,165
9/30/15      16,376                                 18,456                         22,632              19,021
3/31/16      17,378                                 19,731                         24,284              21,005


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2010 through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
10/1/10 - 9/30/11        131         12          1         0             89         20          0         0
10/1/11 - 9/30/12         90          2          0         0            145         14          0         0
10/1/12 - 9/30/13         54          1          0         0            182         13          0         0
10/1/13 - 9/30/14        109          0          0         0            136          7          0         0
10/1/14 - 9/30/15         62          2          1         0            170         17          0         0
10/1/15 - 3/31/16         44          1          1         0             70          9          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. provides a list of companies to be included in the Index to Nasdaq, Inc., which then compiles the Index.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL               CUMULATIVE
                                                                       TOTAL RETURNS              TOTAL RETURNS
                                            6 Months   1 Year    5 Years      Inception      5 Years     Inception
                                             Ended      Ended     Ended      (11/16/09)       Ended     (11/16/09)
                                            3/31/16    3/31/16   3/31/16     to 3/31/16      3/31/16    to 3/31/16
FUND PERFORMANCE
 NAV                                         10.19%    -2.23%     0.88%         3.30%         4.48%        23.01%
 Market Price                                11.15%    -1.93%     0.95%         3.35%         4.84%        23.34%

INDEX PERFORMANCE
 NASDAQ OMX(R) Clean Edge(R) Smart
    Grid Infrastructure Index(SM)            10.93%    -1.45%     1.73%         4.18%         8.95%        29.77%
 Russell 3000(R) Index                        7.30%    -0.34%    11.01%        12.56%        68.60%       112.43%
 S&P Composite 1500 Industrials Index        12.94%     2.15%    10.68%        13.95%        66.13%       129.78%
 MSCI World Industrials Index                10.43%    -0.76%     5.98%         9.21%        33.71%        75.25%
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The Fund is not sponsored, sold or promoted by Nasdaq, Inc., Clean Edge, Inc. ("Clean Edge") or their affiliates (Nasdaq, Inc. and its affiliates, collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of , or the accuracy or adequacy of descriptions and disclosures relating to the Fund. The Corporations neither recommend nor endorse any investment in the Index. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   58.84%
Information Technology                        29.35
Utilities                                      9.84
Consumer Discretionary                         1.97
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Quanta Services, Inc.                          8.06%
Prysmian S.p.A.                                8.04
Red Electrica Corp. S.A.                       7.92
ABB Ltd.                                       7.87
Schneider Electric SE                          7.70
General Cable Corp.                            4.44
Advanced Energy Industries, Inc.               4.23
Silver Spring Networks, Inc.                   4.04
SMA Solar Technology AG                        4.03
ESCO Technologies, Inc.                        3.96
                                             -------
     Total                                    60.29%
                                             =======


                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                           NOVEMBER 16, 2009 - MARCH 31, 2016

            First Trust NASDAQ(R)         NASDAQ OMX(R)                   Russell     S&P Composite         MSCI World
            Clean Edge(R) Smart Grid      Clean Edge(R) Smart Grid        3000(R)     1500 Industrials      Industrials
            Infrastructure Index Fund     Infrastructure Index(SM)        Index       Index                 Index
            -------------------------     ---------------------------     -------     -----------------     -----------
11/16/09    $10,000                       $10,000                         $10,000     $10,000               $10,000
3/31/10      10,257                        10,297                          10,731      11,205                10,814
9/30/10      10,154                        10,236                          10,614      11,249                10,997
3/31/11      11,775                        11,912                          12,600      13,832                13,106
9/30/11       8,161                         8,341                          10,672      10,743                10,174
3/31/12       9,553                         9,741                          13,505      14,081                12,572
9/30/12       9,860                        10,103                          13,895      14,004                12,302
3/31/13      10,996                        11,314                          15,472      16,373                14,134
9/30/13      11,678                        12,082                          16,896      18,307                15,769
3/31/14      13,450                        13,973                          18,971      20,766                17,193
9/30/14      12,401                        12,931                          19,897      21,102                17,057
3/31/15      12,583                        13,168                          21,316      22,495                17,657
9/30/15      11,164                        11,698                          19,798      20,347                15,868
3/31/16      12,302                        12,977                          21,243      22,980                17,523


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2010 through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
10/1/10 - 9/30/11         54          3          0         0            182         14          0         0
10/1/11 - 9/30/12         22          7          0         1            187         34          0         0
10/1/12 - 9/30/13         26         17          0         0            154         53          0         0
10/1/13 - 9/30/14        186         15          0         0             44          7          0         0
10/1/14 - 9/30/15         72         28         13         2             99         32          4         2
10/1/15 - 3/31/16         28         32          2         0             40         23          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

From the beginning of the period covered by this report until the close of business on December 18, 2015, the First Trust Indxx Global Natural Resources Income ETF (the "Fund"), formerly First Trust ISE Global Copper Index Fund, sought investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the ISE Global Copper(TM) Index. Effective on the close of business December 18, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Natural Resources Income Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTRI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a 50-stock free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL               CUMULATIVE
                                                                       TOTAL RETURNS              TOTAL RETURNS
                                            6 Months   1 Year    5 Years      Inception      5 Years     Inception
                                             Ended      Ended     Ended       (3/11/10)       Ended      (3/11/10)
                                            3/31/16    3/31/16   3/31/16     to 3/31/16      3/31/16    to 3/31/16
FUND PERFORMANCE
 NAV                                         -6.51%    -37.40%   -23.27%       -14.49%       -73.40%      -61.25%
 Market Price                                -7.40%    -38.03%   -23.44%       -14.57%       -73.70%      -61.47%

INDEX PERFORMANCE
 Indxx Global Natural Resources Income
    Index*                                    1.87%      N/A       N/A           N/A           N/A          N/A
 MSCI All Country World Materials Index       9.49%    -12.43%   -7.04%         -2.41%       -30.59%      -13.73%
 MSCI All Country World Index                 5.28%     -4.34%    5.22%          6.89%        28.99%       49.68%
--------------------------------------------------------------------------------------------------------------------


* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance of the Fund, based on its current index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all of the periods disclosed. ISE Global Copper(TM) Index is not shown above as the index terminated on December 18, 2015 and information on this index is no longer available.

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Copper(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Copper(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product. The Fund is not sponsored, endorsed, sold or promoted by Indxx, LLC ("Indxx"). Indxx makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Indxx does not guarantee the accuracy and/or the completeness of the indexes or any data included therein and Indxx shall have no liability for any errors, omissions or interruptions therein.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Energy                                        50.27%
Materials                                     34.91
Utilities                                     12.27
Consumer Staples                               2.28
Industrials                                    0.27
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Eni S.p.A.                                    10.06%
Royal Dutch Shell PLC, Class A                 9.88
BP PLC                                         9.74
BHP Billiton Ltd.                              9.46
International Paper Co.                        4.75
Statoil ASA                                    4.54
Lukoil PJSC, ADR                               4.43
Woodside Petroleum Ltd.                        4.06
Potash Corp. of Saskatchewan, Inc.             4.02
Rio Tinto Ltd.                                 3.99
                                             -------
     Total                                    64.93%
                                             =======


                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            MARCH 11, 2010 - MARCH 31, 2016

                                              MSCI All
            First Trust Indxx Global          Country World       MSCI All
            Natural Resources Income ETF      Materials Index     Country World Index
            -----------------------------     ----------------     ---------------------
3/11/10     $10,000                           $10,000              $10,000
3/31/10      10,297                            10,291               10,172
9/30/10      11,208                            10,440               10,220
3/31/11      14,567                            12,429               11,604
9/30/11       8,910                             9,096                9,606
3/31/12      10,984                            10,529               11,519
9/30/12      10,141                            10,066               11,621
3/31/13       9,256                            10,081               12,731
9/30/13       8,087                            10,105               13,683
3/31/14       8,027                            10,600               14,841
9/30/14       7,893                            10,309               15,230
3/31/15       6,189                             9,852               15,646
9/30/15       4,144                             7,880               14,216
3/31/16       3,874                             8,628               14,967


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2010 through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
10/1/10 - 9/30/11        101         62          1         1             55         29          4         0
10/1/11 - 9/30/12         57         23          4         1            126         40          0         0
10/1/12 - 9/30/13        100         25          1         0            100         23          0         1
10/1/13 - 9/30/14         82          7          0         0            135         25          3         0
10/1/14 - 9/30/15        104         14          2         0            119         13          0         0
10/1/15 - 3/31/16         57         18          2         0             28         15          5         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

From the beginning of the period covered by this report until the close of business on December 18, 2015, the First Trust Indxx Global Agriculture ETF (the "Fund"), formerly First Trust ISE Global Platinum Index Fund, sought investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of any equity index called the ISE Global Platinum(TM) Index. Effective on the close of business December 18, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTAG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is comprised of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL               CUMULATIVE
                                                                       TOTAL RETURNS              TOTAL RETURNS
                                            6 Months   1 Year    5 Years      Inception      5 Years     Inception
                                             Ended      Ended     Ended       (3/11/10)       Ended      (3/11/10)
                                            3/31/16    3/31/16   3/31/16     to 3/31/16      3/31/16    to 3/31/16
FUND PERFORMANCE
 NAV                                        -22.69%    -54.40%   -32.96%       -27.06%       -86.45%      -85.19%
 Market Price                               -23.95%    -55.26%   -33.25%       -27.23%       -86.74%      -85.41%

INDEX PERFORMANCE
 Indxx Global Agriculture Index*              3.23%      N/A       N/A           N/A           N/A          N/A
 MSCI All Country World Materials Index       9.49%    -12.43%    -7.04%        -2.41%       -30.59%      -13.73%
 MSCI All Country World Index                 5.28%     -4.34%     5.22%         6.89%        28.99%       49.68%
--------------------------------------------------------------------------------------------------------------------


* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global Agriculture Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance of the Fund, based on its current index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all of the periods disclosed. ISE Global Platinum(TM) Index is not shown above as the index terminated on December 18, 2015 and information on this index is no longer available.

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Platinum(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Platinum(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product. The Fund is not sponsored, endorsed, sold or promoted by Indxx, LLC ("Indxx"). Indxx makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Indxx does not guarantee the accuracy and/or the completeness of the indexes or any data included therein and Indxx shall have no liability for any errors, omissions or interruptions therein.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                     68.47%
Industrials                                   13.09
Health Care                                   10.54
Consumer Staples                               5.61
Consumer Discretionary                         2.29
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Bayer AG                                      10.54%
BASF SE                                       10.35
Dow Chemical (The) Co.                        10.07
E.I. du Pont de Nemours and Co.                9.70
Syngenta AG                                    4.47
Monsanto Co.                                   4.37
Deere & Co.                                    4.10
Kubota Corp.                                   3.43
Wilmar International Ltd.                      3.22
Potash Corp. of Saskatchewan, Inc.             2.86
                                             -------
     Total                                    63.11%
                                             =======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MARCH 11, 2010 - MARCH 31, 2016

            First Trust Indxx          MSCI All Country       MSCI All Country
            Global Agriculture ETF     World Index            World Materials Index
            ----------------------     ------------------     ---------------------
3/11/10     $10,000                    $10,000                $10,000
3/31/10      10,337                     10,172                 10,291
9/30/10       9,794                     10,220                 10,440
3/31/11      10,930                     11,604                 12,429
9/30/11       6,416                      9,606                  9,096
3/31/12       6,576                     11,519                 10,529
9/30/12       4,871                     11,621                 10,066
3/31/13       4,667                     12,731                 10,081
9/30/13       4,392                     13,683                 10,105
3/31/14       4,363                     14,841                 10,600
9/30/14       3,924                     15,230                 10,309
3/31/15       3,248                     15,646                  9,852
9/30/15       1,915                     14,216                  7,880
3/31/16       1,480                     14,967                  8,628


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2010 through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
10/1/10 - 9/30/11         77         66         17         0             52         37          4         0
10/1/11 - 9/30/12         67         41         20         1             71         45          5         1
10/1/12 - 9/30/13         74         57         14         0             71         32          2         0
10/1/13 - 9/30/14        103         36          9         0             56         35         12         1
10/1/14 - 9/30/15         96         52          7         1             55         38          3         0
10/1/15 - 3/31/16         16         25          9        15             18         15         11        16

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC. The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL               CUMULATIVE
                                                                       TOTAL RETURNS              TOTAL RETURNS
                                            6 Months   1 Year    5 Years      Inception      5 Years     Inception
                                             Ended      Ended     Ended       (4/12/10)       Ended      (4/12/10)
                                            3/31/16    3/31/16   3/31/16     to 3/31/16      3/31/16    to 3/31/16
FUND PERFORMANCE
 NAV                                         7.55%     -13.12%   -8.05%        -4.96%        -34.27%      -26.18%
 Market Price                                7.85%     -13.13%   -8.07%        -4.99%        -34.36%      -26.30%

INDEX PERFORMANCE
 ISE BICK(TM) Index                          8.51%     -12.87%   -7.23%        -4.14%        -31.29%      -22.28%
 MSCI All Country World Index                5.28%      -4.34%    5.22%         6.24%         28.99%       43.52%
 MSCI Emerging Markets Index                 6.41%     -12.03%   -4.13%        -1.21%        -19.02%       -6.98%
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE BICK(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE BICK(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    27.26%
Information Technology                        16.78
Consumer Discretionary                        16.31
Materials                                     11.21
Energy                                         8.48
Industrials                                    7.25
Consumer Staples                               7.13
Health Care                                    4.53
Telecommunication Services                     1.05
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Videocon d2h Ltd., ADR                         1.69%
ICICI Bank Ltd., ADR                           1.64
Tata Motors Ltd., ADR                          1.63
Axis Bank Ltd., GDR                            1.63
State Bank of India, GDR                       1.62
HDFC Bank Ltd., ADR                            1.61
Wipro Ltd., ADR                                1.60
WNS (Holdings) Ltd., ADR                       1.60
Infosys Ltd., ADR                              1.59
MakeMyTrip Ltd.                                1.55
                                             -------
     Total                                    16.16%
                                             =======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          APRIL 12, 2010 - MARCH 31, 2016

            First Trust BICK      ISE BICK(TM)    MSCI All Country     MSCI Emerging
            Index Fund            Index           World Index          Markets Index
            ----------------     ------------     ----------------     -------------
4/12/10     $10,000              $10,000          $10,000              $10,000
9/30/10      10,417               10,488            9,800               10,487
3/31/11      11,231               11,311           11,127               11,486
9/30/11       7,586                7,795            9,211                8,793
3/31/12       8,996                9,139           11,045               10,475
9/30/12       8,328                8,515           11,143               10,282
3/31/13       8,480                8,665           12,207               10,656
9/30/13       8,385                8,681           13,119               10,383
3/31/14       8,808                9,127           14,231               10,527
9/30/14       9,050                9,432           14,604               10,829
3/31/15       8,497                8,920           15,003               10,572
9/30/15       6,865                7,163           13,632                8,740
3/31/16       7,383                7,773           14,352                9,300


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2010 through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
10/1/10 - 9/30/11         73         58         16         0             85         19          2         0
10/1/11 - 9/30/12         87         30          2         1             85         45          1         0
10/1/12 - 9/30/13         26          7          0         0            135         77          5         0
10/1/13 - 9/30/14         28          1          0         0            131         82         10         0
10/1/14 - 9/30/15         38          6          0         0            116         79         13         0
10/1/15 - 3/31/16         15          0          0         0             49         56          4         1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

The First Trust Nasdaq Smartphone Index Fund (the "Fund"), formerly the First Trust NASDAQ CEA Smartphone Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Smartphone Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FONE." The Fund will normally invest at least 90% of its net assets in common stocks and Depositary Receipts representing securities included in the Index.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index is designed to track the performance of companies engaged in the smartphone segment of the telecommunications and technology sectors. To be eligible for the Index, issuers of the securities must be identified as being engaged in the smartphone industry by the Consumer Technology Association. Component securities must be listed on an index-eligible global stock exchange, as determined by the Index Provider, have a minimum float-adjusted market capitalization of $250 million and a minimum three-month average daily dollar trading volume of $1 million.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL               CUMULATIVE
                                                                       TOTAL RETURNS              TOTAL RETURNS
                                            6 Months   1 Year    5 Years      Inception      5 Years   Inception
                                             Ended      Ended     Ended       (2/17/11)       Ended     (2/17/11)
                                            3/31/16    3/31/16   3/31/16     to 3/31/16      3/31/16   to 3/31/16
FUND PERFORMANCE
 NAV                                          7.41%    -5.91%     6.86%         5.42%        39.36%       30.98%
 Market Price                                 7.59%    -6.21%     6.75%         5.35%        38.59%       30.54%

INDEX PERFORMANCE
 Nasdaq CTA Smartphone Index(SM)*             8.13%    -4.99%     7.85%         6.40%        45.93%       37.35%
 MSCI World Index                             5.13%    -3.45%     6.51%         6.05%        37.09%       35.02%
 MSCI All Country World Information
    Technology Index                         10.17%     1.94%    10.58%         9.33%        65.33%       57.84%
--------------------------------------------------------------------------------------------------------------------

* Following the close of trading on December 18, 2015, the name of the Fund's underlying index changed from the NASDAQ OMX CEA Smartphone Index(SM) to the Nasdaq CTA Smartphone Index(SM).

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or their affiliates (Nasdaq, Inc. and its affiliates, collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Fund. The Corporations neither recommend nor endorse any investment in the Index. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        73.81%
Telecommunication Services                    11.11
Consumer Discretionary                         9.01
Industrials                                    2.30
Health Care                                    1.95
Financials                                     1.82
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
FIH Mobile Ltd.                                3.49%
Sony Corp.                                     3.41
Samsung Electronics Co., Ltd.                  3.37
HTC Corp.                                      3.32
Sanmina Corp.                                  3.18
Apple, Inc.                                    3.15
Flextronics International Ltd.                 3.11
Celestica, Inc.                                2.99
Benchmark Electronics, Inc.                    2.98
Wistron Corp.                                  2.90
                                             -------
     Total                                    31.90%
                                             =======


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    FEBRUARY 17, 2011 - MARCH 31, 2016

            First Trust Nasdaq         Nasdaq CTA               MSCI World     MSCI All Country World
            Smartphone Index Fund      Smartphone Index(SM)     Index          Information Technology Index
            ----------------------     --------------------     ----------     ----------------------------
2/17/11     $10,000                    $10,000                  $10,000        $10,000
3/31/11       9,433                      9,403                    9,849          9,547
9/30/11       7,503                      7,595                    8,251          8,390
3/31/12       9,238                      9,328                    9,904         10,774
9/30/12       7,805                      7,925                   10,032         10,566
3/31/13       9,021                      9,180                   11,077         10,774
9/30/13      10,975                     11,245                   12,059         11,756
3/31/14      12,117                     12,470                   13,188         13,356
9/30/14      12,748                     13,187                   13,530         14,502
3/31/15      13,920                     14,460                   13,983         15,485
9/30/15      12,194                     12,706                   12,842         14,328
3/31/16      13,098                     13,739                   13,501         15,785


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 18, 2011 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
2/18/11 - 9/30/11         85         10          0         0             58          3          0         0
10/1/11 - 9/30/12         54         12          0         0            141         44          0         0
10/1/12 - 9/30/13         85         13          0         0            109         43          0         0
10/1/13 - 9/30/14        139         12          0         0             86         14          1         0
10/1/14 - 9/30/15        123          4          0         0            118          7          0         0
10/1/15 - 3/31/16         17          0          0         0             89         19          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Index.

The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The Index Provider has contracted with Standard & Poor's to calculate and maintain the Index. The Index is designed to track the performance of the largest and most liquid companies engaged in manufacturing of automobiles. To be eligible for the Index, component securities must be listed on an index-eligible global stock exchange, as determined by the Index Provider, have a minimum worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL         CUMULATIVE
                                                                               TOTAL RETURNS        TOTAL RETURNS
                                             6 Months Ended   1 Year Ended   Inception (5/9/11)   Inception (5/9/11)
                                                3/31/16         3/31/16          to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                             0.84%          -15.74%            3.48%                18.24%
 Market Price                                    0.33%          -16.21%            3.40%                17.79%

INDEX PERFORMANCE
 NASDAQ OMX Global Auto Index(SM)                1.72%          -14.95%            4.52%                24.17%
 MSCI World Index                                5.13%           -3.45%            6.28%                34.71%
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or their affiliates (Nasdaq, Inc. and its affiliates, collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Fund. The Corporations neither recommend nor endorse any investment in the Index. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        99.73%
Industrials                                    0.27
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Daimler AG                                     8.17%
Ford Motor Co.                                 7.88
Honda Motor Co., Ltd.                          7.83
General Motors Co.                             7.80
Toyota Motor Corp.                             7.40
Tesla Motors, Inc.                             4.37
Bayerische Motoren Werke AG                    4.11
Hyundai Motor Co.                              4.08
Kia Motors Corp.                               4.04
Volkswagen AG (Preference Shares)              3.97
                                             -------
     Total                                    59.65%
                                             =======


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      MAY 9, 2011 - MARCH 31, 2016

           First Trust NASDAQ         NASDAQ OMX Global        MSCI World
           Global Auto Index Fund     Auto Index Index(SM)     Index
           ----------------------     --------------------     ----------
5/9/11     $10,000                    $10,000                  $10,000
9/30/11      7,545                      7,717                    8,232
3/31/12      9,324                      9,459                    9,881
9/30/12      8,282                      8,439                   10,009
3/31/13     10,210                     10,402                   11,052
9/30/13     13,205                     13,581                   12,032
3/31/14     13,593                     14,039                   13,158
9/30/14     13,085                     13,556                   13,499
3/31/15     14,034                     14,601                   13,951
9/30/15     11,727                     12,208                   12,813
3/31/16     11,826                     12,418                   13,470


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2011 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
5/10/11 - 9/30/11         59         13          0         0             24          4          0         0
10/1/11 - 9/30/12        103         30          0         1             91         24          1         1
10/1/12 - 9/30/13         97         77         16         0             50         10          0         0
10/1/13 - 9/30/14        133         17          0         0             88         14          0         0
10/1/14 - 9/30/15         90         12          1         1            129         19          0         0
10/1/15 - 3/31/16         50          2          0         0             55         17          1         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

The First Trust ISE Cloud Computing Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Cloud Computing(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and Depositary Receipts included in the Index.

The Index is owned and was developed by International Securities Exchange, LLC (the "Index Provider"). The Index Provider has contracted with Standard & Poor's to calculate and maintain the Index. To be eligible for the Index, a security must be engaged in a business activity supporting or utilizing the cloud computing space. Component securities must have a market capitalization of at least $100 million.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL         CUMULATIVE
                                                                               TOTAL RETURNS        TOTAL RETURNS
                                             6 Months Ended   1 Year Ended   Inception (7/5/11)   Inception (7/5/11)
                                                3/31/16         3/31/16          to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                              5.68%          1.64%              8.61%               47.90%
 Market Price                                     5.69%          1.57%              8.59%               47.80%

INDEX PERFORMANCE
 ISE Cloud Computing(TM) Index                    6.22%          2.42%              9.31%               52.47%
 S&P 500(R) Index                                 8.49%          1.78%             11.93%               70.52%
 S&P Composite 1500 Information
    Technology Index                             11.65%          7.09%             13.83%               84.74%
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Cloud Computing(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Cloud Computing(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R), and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        88.55%
Consumer Discretionary                         6.99
Financials                                     4.46
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Equinix, Inc.                                  4.46%
Facebook, Inc., Class A                        4.37
Oracle Corp.                                   4.30
Cisco Systems, Inc.                            4.26
F5 Networks, Inc.                              4.25
Akamai Technologies, Inc.                      4.20
Open Text Corp.                                4.15
SAP SE, ADR                                    4.08
EMC Corp.                                      4.02
Alphabet, Inc., Class A                        3.98
                                             -------
     Total                                    42.07%
                                             =======


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         JULY 5, 2011 - MARCH 31, 2016

            First Trust ISE Cloud     ISE Cloud                   S&P 500(R)  S&P Composite 1500
            Computing Index Fund      Computing(TM) Index         Index       Information Technology Index
            ---------------------     -----------------------     -------     ----------------------------
7/5/11      $10,000                   $10,000                     $10,000     $10,000
9/30/11       7,902                     7,909                       8,501       8,886
3/31/12      10,604                    10,641                      10,702      11,739
9/30/12       9,864                     9,934                      11,068      11,695
3/31/13      10,531                    10,640                      12,196      11,682
9/30/13      12,214                    12,376                      13,209      12,718
3/31/14      13,390                    13,612                      14,861      14,655
9/30/14      13,581                    13,852                      15,815      16,153
3/31/15      14,551                    14,885                      16,753      17,253
9/30/15      13,994                    14,354                      15,718      16,547
3/31/16      14,781                    15,247                      17,052      18,475


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 6, 2011 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
7/6/11 - 9/30/11          34          3          0         0             23          2          0         0
10/1/11 - 9/30/12        126         13          2         0            102          8          0         0
10/1/12 - 9/30/13        134         27          0         0             71         17          1         0
10/1/13 - 9/30/14        191         18          0         0             38          5          0         0
10/1/14 - 9/30/15        193          9          0         0             48          2          0         0
10/1/15 - 3/31/16         75          0          0         0             50          0          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

First Trust International IPO ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX International Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXI." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the securities that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R) Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 non-U.S. companies, including companies domiciled in emerging markets, ranked quarterly by market capitalization in the IPOX(R) Global Composite Index. The Index includes the 50 largest and typically most liquid initial public offerings ("IPOs") and spin-offs of companies legally domiciled outside the United States that trade on an accessible global stock exchange.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL         CUMULATIVE
                                                                               TOTAL RETURNS        TOTAL RETURNS
                                             6 Months Ended   1 Year Ended   Inception (11/4/14)  Inception (11/4/14)
                                                3/31/16         3/31/16          to 3/31/16           to 3/31/16
FUND PERFORMANCE
 NAV                                             3.96%           -9.53%            -8.24%              -11.36%
 Market Price                                    4.53%           -9.19%            -7.99%              -11.02%

INDEX PERFORMANCE
 IPOX International Index                        5.07%           -8.75%            -7.57%              -10.46%
 MSCI World Index Ex-US                          1.89%           -8.44%            -4.41%               -6.13%
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER, IPOX(R)-100 AND IPOX(R)-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT.

The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) International Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund.

A patent with respect to the IPOX(R) index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX(R) is a registered international trademark of IPOX(R) Schuster LLC (www.ipoxschuster.com).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL IPO ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    45.66%
Consumer Discretionary                        16.87
Information Technology                        14.35
Industrials                                   10.19
Consumer Staples                               4.77
Health Care                                    2.74
Utilities                                      2.46
Telecommunication Services                     1.78
Materials                                      1.18
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Alibaba Group Holding Ltd., ADR               10.53%
Japan Post Holdings Co., Ltd.                  9.34
Japan Post Bank Co., Ltd.                      8.61
JD.com, Inc., ADR                              4.72
China Vanke Co., Ltd., Class H                 4.22
Cheung Kong Property Holdings Ltd.             3.96
Aena S.A.                                      3.02
ABN AMRO Group N.V.                            3.00
Numericable-SFR S.A.                           2.89
Vonovia SE                                     2.62
                                             -------
     Total                                    52.91%
                                             =======


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   NOVEMBER 4, 2014 - MARCH 31, 2016

            First Trust International   IPOX International   MSCI World
            IPO ETF                     Index                Index Ex-US
            -------------------------   ------------------   -----------
11/4/14     $10,000                     $10,000              $10,000
3/31/15       9,798                       9,813               10,252
9/30/15       8,526                       8,522                9,212
3/31/16       8,864                       8,954                9,386


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
11/5/14 - 9/30/15         90         11          1         0            117          8          0         1
10/1/15 - 3/31/16         54         17          0         0             40         14          0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

The First Trust Nasdaq Cybersecurity ETF (the "Fund"), formerly First Trust NASDAQ CEA Cybersecurity ETF, is an exchange-traded fund that seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the Nasdaq CTA Cybersecurity Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CIBR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in Depositary Receipts that comprise the Index. The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. The Index will include securities of companies classified as "cybersecurity" companies by the CTA.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                                                      CUMULATIVE
                                                                                                    TOTAL RETURNS
                                                                               6 Months Ended     Inception (7/6/15)
                                                                                  3/31/16             to 3/31/16
FUND PERFORMANCE
 NAV                                                                               0.23%               -14.06%
 Market Price                                                                      0.23%               -14.11%

INDEX PERFORMANCE
 Nasdaq CTA Cybersecurity Index(SM)*                                               0.70%               -13.54%
 S&P 500(R) Index                                                                  8.49%                 1.20%
 S&P Composite 1500 Information
    Technology Index                                                              11.65%                 6.60%
--------------------------------------------------------------------------------------------------------------------

* Following the close of trading on December 18, 2015, the name of the Fund's underlying index changed from the Nasdaq CEA Cybersecurity Index(SM) to the Nasdaq CTA Cybersecurity Index(SM).

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The First Trust Nasdaq Cybersecurity ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or their affiliates (Nasdaq, Inc. and its affiliates, collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the First Trust Nasdaq Cybersecurity ETF. The Corporations neither recommend nor endorse any investment in the Index. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        90.79%
Industrials                                    6.27
Consumer Discretionary                         2.94
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
NXP Semiconductors N.V.                        6.30%
Palo Alto Networks, Inc.                       6.24
Cisco Systems, Inc.                            6.02
Juniper Networks, Inc.                         5.72
Akamai Technologies, Inc.                      5.70
Computer Sciences Corp.                        3.30
Gemalto N.V.                                   3.22
Imperva, Inc.                                  3.19
Proofpoint, Inc.                               3.18
CyberArk Software Ltd.                         3.15
                                             -------
     Total                                    46.02%
                                             =======


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         JULY 6, 2015 - MARCH 31, 2016

            First Trust Nasdaq        Nasdaq CTA                  S&P 500(R)     S&P Composite 1500
            Cybersecurity ETF         Cybersecurity Index(SM)     Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
7/6/15      $10,000                   $10,000                     $10,000        $10,000
9/30/15       8,575                     8,585                       9,328          9,547
3/31/16       8,595                     8,645                      10,120         10,659


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 7, 2015 (commencement of trading) through March 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%     >=2.00%        0.49%      0.99%      1.99%     >=2.00%
7/7/15 - 9/30/15          49          7          1         0              4          0          0         0
10/1/15 - 3/31/16         80          0          0         0             45          0          0         0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2016 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, First Trust ISE Cloud Computing Index Fund, First Trust International IPO ETF or First Trust Nasdaq Cybersecurity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO
                                                     BEGINNING            ENDING         BASED ON THE         EXPENSES PAID
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH            DURING THE
                                                  OCTOBER 1, 2015     MARCH 31, 2016      PERIOD (a)       SIX-MONTH PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $1,027.10            0.60%                $3.04
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00            0.60%                $3.03

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                               $1,000.00          $1,094.60            0.60%                $3.14
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00            0.60%                $3.03

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $1,063.60            0.58%                $2.99
Hypothetical (5% return before expenses)             $1,000.00          $1,022.10            0.58%                $2.93

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)
Actual                                               $1,000.00          $1,132.80            0.60%                $3.20
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00            0.60%                $3.03

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)
Actual                                               $1,000.00          $1,061.20            0.70%                $3.61
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%                $3.54

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2016 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO
                                                     BEGINNING            ENDING         BASED ON THE         EXPENSES PAID
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH            DURING THE
                                                  OCTOBER 1, 2015     MARCH 31, 2016      PERIOD (a)       SIX-MONTH PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $1,101.90            0.70%                $3.68
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%                $3.54

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)
Actual                                               $1,000.00          $  934.90            0.70%                $3.39
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%                $3.54

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)
Actual                                               $1,000.00           $ 773.10            0.71%                $3.15
Hypothetical (5% return before expenses)             $1,000.00          $1,021.45            0.71%                $3.59

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $1,075.50            0.64%                $3.32
Hypothetical (5% return before expenses)             $1,000.00          $1,021.80            0.64%                $3.23

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)
Actual                                               $1,000.00          $1,074.10            0.70%                $3.63
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%                $3.54

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)
Actual                                               $1,000.00          $1,008.40            0.70%                $3.51
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50            0.70%                $3.54

FIRST TRUST ISE GLOBAL COMPUTING INDEX FUND (SKYY)
Actual                                               $1,000.00          $1,056.80            0.60%                $3.09
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00            0.60%                $3.03

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)
Actual                                               $1,000.00          $1,039.60            0.71%                $3.62
Hypothetical (5% return before expenses)             $1,000.00          $1,021.45            0.71%                $3.59

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)
Actual                                               $1,000.00          $1,002.30            0.60%                $3.00
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00            0.60%                $3.03


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1, 2015 through March 31, 2016), multiplied by 183/366 (to reflect the one-half year period).

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 95.5%
             BELGIUM -- 2.7%
     124,315 Proximus SADP                     $   4,248,701
                                               -------------
             FINLAND -- 4.5%
     469,067 Fortum OYJ                            7,104,245
                                               -------------
             FRANCE -- 15.9%
     288,579 CNP Assurances                        4,500,376
      50,276 Fonciere des Regions                  4,751,222
     103,373 SCOR SE                               3,670,006
     121,385 Societe Generale S.A.                 4,486,277
      98,962 TOTAL S.A.                            4,511,120
      12,181 Unibail-Rodamco SE                    3,351,539
                                               -------------
                                                  25,270,540
                                               -------------
             GERMANY -- 8.1%
      27,638 Allianz SE                            4,495,684
     167,988 Deutsche Post AG                      4,667,979
      18,360 Muenchener Rueckversicherungs-
                Gesellschaft AG in Muenchen        3,734,425
                                               -------------
                                                  12,898,088
                                               -------------
             ITALY -- 2.9%
     727,370 Snam S.p.A.                           4,556,357
                                               -------------
             NETHERLANDS -- 3.1%
     126,673 Boskalis Westminster                  4,979,368
                                               -------------
             SPAIN -- 2.8%
   1,016,250 Banco Santander S.A.                  4,479,868
                                               -------------
             SWEDEN -- 2.8%
     459,371 Skandinaviska Enskilda Banken
                AB, Class A                        4,388,165
                                               -------------
             SWITZERLAND -- 17.6%
      47,266 PSP Swiss Property AG                 4,546,935
      57,112 Swiss Prime Site AG                   5,036,761
      63,723 Swiss Re AG                           5,891,503
       6,222 Swisscom AG                           3,380,994
      38,950 Zurich Insurance Group AG             9,045,328
                                               -------------
                                                  27,901,521
                                               -------------
             UNITED KINGDOM -- 35.1%
      92,791 AstraZeneca PLC                       5,200,886
     628,328 BAE Systems PLC                       4,593,384
   1,726,471 Carillion PLC                         7,292,608
     314,367 GlaxoSmithKline PLC                   6,375,294
   1,374,354 J Sainsbury PLC                       5,453,911
     507,386 Pearson PLC                           6,376,393
     348,226 Royal Dutch Shell PLC, Class B        8,502,344
     337,797 SSE PLC                               7,238,576
     350,548 United Utilities Group PLC            4,647,054
                                               -------------
                                                  55,680,450
                                               -------------
             TOTAL COMMON STOCKS -- 95.5%        151,507,303
             (Cost $166,463,240)               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             INVESTMENT COMPANIES (a) -- 3.9%
             SWITZERLAND -- 3.9%
     131,529 BB Biotech AG                     $   6,271,754
             (Cost $7,960,560)                 -------------

             MONEY MARKET FUNDS -- 0.1%
     119,288 Morgan Stanley Institutional
             Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.22% (b)                    119,288
             (Cost $119,288)                   -------------

             TOTAL INVESTMENTS -- 99.5%          157,898,345
             (Cost $174,543,088) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                  768,846
                                               -------------
             NET ASSETS -- 100.0%              $ 158,667,191
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Interest rate shown reflects yield as of March 31, 2016.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,373,290 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,018,033.


                        See Notes to Financial Statements                Page 35

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

MARCH 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1        LEVEL 2        LEVEL 3
------------------------------------------------------------------
Common Stocks*         $ 151,507,303  $          --  $          --
Investment
   Companies*              6,271,754             --             --
Money Market Funds           119,288             --             --
                       -------------------------------------------
Total Investments      $ 157,898,345  $          --  $          --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $111,084,763 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close on September 30, 2015 exceeding a certain threshold.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
Euro                                                40.2%
British Pound Sterling                              35.3
Swiss Franc                                         21.6
Swedish Krona                                        2.8
United States Dollar                                 0.1
                                                   ------
     Total                                         100.0%
                                                   ======


Page 36                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.0%
             AUSTRALIA -- 6.0%
     196,196 BGP Holdings PLC (b) (c) (d)      $           0
      30,275 BWP Trust                                79,369
      21,193 Charter Hall Retail REIT                 74,567
      90,520 Cromwell Property Group                  72,163
      60,203 Dexus Property Group                    366,419
     108,711 Goodman Group                           555,826
     111,302 GPT Group (The)                         426,591
      35,033 Investa Office Fund                     112,520
     229,522 Mirvac Group                            340,443
     316,969 Scentre Group                         1,078,795
      45,480 Shopping Centres Australasia
                Property Group                        79,835
     146,457 Stockland                               479,377
     203,755 Vicinity Centres                        498,240
     119,848 Westfield Corp.                         917,774
                                               -------------
                                                   5,081,919
                                               -------------
             AUSTRIA -- 0.3%
       4,448 BUWOG AG                                 95,559
       4,457 CA Immobilien Anlagen AG                 87,613
       4,269 Conwert Immobilien Invest SE (b)         68,445
                                               -------------
                                                     251,617
                                               -------------
             BELGIUM -- 0.5%
         775 Aedifica S.A.                            54,588
       1,060 Befimmo S.A.                             68,101
       1,251 Cofinimmo S.A.                          153,526
         851 Intervest Offices & Warehouses
                N.V.                                  24,286
         123 Leasinvest Real Estate S.C.A.            13,908
         884 Warehouses De Pauw C.V.A                 84,043
         133 Wereldhave Belgium N.V.                  17,230
                                               -------------
                                                     415,682
                                               -------------
             BERMUDA -- 0.6%
      72,822 Hongkong Land Holdings Ltd.             436,204
      40,372 Kerry Properties Ltd.                   110,853
                                               -------------
                                                     547,057
                                               -------------
             CANADA -- 2.8%
       4,793 Allied Properties Real Estate
                Investment Trust                     129,056
       8,374 Artis Real Estate Investment
                Trust                                 82,724
       2,463 Boardwalk Real Estate Investment
                Trust                                 98,216
       7,761 Canadian Apartment Properties REIT 172,579 4,470 Canadian Real Estate Investment
                Trust                                155,121
      10,697 Chartwell Retirement Residences         116,133
      10,455 Cominar Real Estate Investment
                Trust                                138,461
       4,790 Crombie Real Estate Investment
                Trust                                 51,855
       5,870 Dream Global Real Estate
                Investment Trust                      39,367
       6,701 Dream Office Real Estate
                Investment Trust                     107,061


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             CANADA (CONTINUED)
       5,427 Extendicare, Inc.                 $      39,321
       5,571 First Capital Realty, Inc.               88,450
       2,908 Granite Real Estate Investment
                Trust                                 83,764
      17,173 H&R Real Estate Investment Trust        277,545
       6,222 InnVest Real Estate Investment
                Trust                                 25,056
       3,341 Killam Apartment Real Estate
                Investment Trust                      30,124
       4,343 Milestone Apartments Real
                Estate Investment Trust               55,510
       2,753 Northview Apartment Real
                Estate Investment Trust               39,596
      11,746 Pure Industrial Real Estate Trust        43,050
      19,666 RioCan Real Estate Investment
                Trust                                402,784
       6,872 Smart Real Estate Investment Trust      179,532
                                               -------------
                                                   2,355,305
                                               -------------
             CAYMAN ISLANDS -- 1.3%
     174,974 Cheung Kong Property
                Holdings Ltd.                      1,126,667
                                               -------------
             FINLAND -- 0.2%
      24,284 Citycon OYJ                              61,290
      14,921 Sponda OYJ                               62,821
       5,896 Technopolis OYJ                          25,159
                                               -------------
                                                     149,270
                                               -------------
             FRANCE -- 3.7%
         430 Affine S.A.                               8,416
         449 ANF Immobilier                           12,088
         150 Fonciere de Paris SIIC                   24,715
       2,219 Fonciere des Regions                    209,702
       2,480 Gecina S.A.                             341,462
       2,190 ICADE                                   167,762
      12,728 Klepierre                               609,744
       2,566 Mercialys S.A.                           59,550
       6,107 Unibail-Rodamco SE                    1,680,309
                                               -------------
                                                   3,113,748
                                               -------------
             GERMANY -- 3.0%
       1,514 ADLER Real Estate AG (b)                 19,743
       6,511 alstria office REIT-AG                   93,945
       2,844 Deutsche EuroShop AG                    133,590
      20,887 Deutsche Wohnen AG                      649,562
       2,126 DIC Asset AG                             19,862
       3,691 Hamborner REIT AG                        39,959
       3,893 LEG Immobilien AG                       367,013
       7,322 TAG Immobilien AG                        99,064
       3,429 TLG Immobilien AG                        74,721
      28,898 Vonovia SE                            1,039,928
                                               -------------
                                                   2,537,387
                                               -------------
             GUERNSEY -- 0.1%
      14,803 F&C UK Real Estate Investment
                Ltd.                                  20,835
      32,155 Schroder Real Estate Investment
                Trust Ltd.                            28,056


                        See Notes to Financial Statements                Page 37

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             GUERNSEY (CONTINUED)
      23,608 Standard Life Investment Property
                Income Trust Ltd.              $      29,245
                                               -------------
                                                      78,136
                                               -------------
             HONG KONG -- 5.0%
     146,342 Champion REIT                            74,517
     138,262 Hang Lung Properties Ltd.               264,142
      63,014 Henderson Land Development
                Co., Ltd.                            387,067
      38,314 Hysan Development Co., Ltd.             163,236
     139,642 Link REIT                               828,057
     344,505 New World Development Co., Ltd.         328,191
     189,308 Sino Land Co., Ltd.                     299,677
     102,929 Sun Hung Kai Properties Ltd.          1,258,525
      72,589 Swire Properties Ltd.                   196,039
      84,031 Wharf Holdings (The) Ltd.               459,295
                                               -------------
                                                   4,258,746
                                               -------------
             IRELAND -- 0.2%
      40,947 Green REIT PLC                           65,744
      42,246 Hibernia REIT PLC                        62,589
      21,722 Irish Residential Properties
                REIT PLC                              27,313
                                               -------------
                                                     155,646
                                               -------------
             ISLE OF MAN -- 0.0%
      73,382 Redefine International PLC               49,662
                                               -------------
             ISRAEL -- 0.1%
       2,256 Azrieli Group Ltd.                       88,588
                                               -------------
             ITALY -- 0.1%
      66,111 Beni Stabili S.p.A. SIIQ                 49,613
      22,689 Immobiliare Grande Distribuzione
                SIIQ S.p.A.                           20,654
                                               -------------
                                                      70,267
                                               -------------
             JAPAN -- 11.3%
          33 Activia Properties, Inc.                171,238
          79 Advance Residence Investment
                Corp.                                199,983
       7,227 AEON Mall Co., Ltd.                     107,045
          64 AEON REIT Investment Corp.               82,001
          19 Daiwa House REIT Investment
                Corp.                                 83,313
          40 Daiwa House Residential
                Investment Corp.                      83,451
          17 Daiwa Office Investment Corp.           105,736
          29 Frontier Real Estate Investment
                Corp.                                139,402
          41 Fukuoka REIT Corp.                       74,135
         136 GLP J-REIT                              155,038
      22,100 Hulic Co., Ltd.                         211,290
          42 Hulic REIT, Inc.                         68,293
          21 Industrial & Infrastructure Fund
                Investment Corp.                      97,588
         143 Invincible Investment Corp.             107,239
          71 Japan Excellent, Inc.                    95,891


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             JAPAN (CONTINUED)
         206 Japan Hotel REIT Investment Corp. $     181,391
          55 Japan Logistics Fund, Inc.              114,892
          52 Japan Prime Realty Investment
               Corp.                                 211,844
          81 Japan Real Estate Investment Corp. 467,813 94 Japan Rental Housing Investments,
                Inc.                                  69,407
         158 Japan Retail Fund Investment Corp.      379,329
          22 Kenedix Office Investment Corp.         126,278
      78,930 Mitsubishi Estate Co., Ltd.           1,466,108
      59,081 Mitsui Fudosan Co., Ltd.              1,474,072
          90 Mori Hills REIT Investment Corp.        133,147
          61 Mori Trust Sogo Reit, Inc.              105,474
          29 Nippon Accommodations Fund,
                Inc.                                 111,702
          84 Nippon Building Fund, Inc.              497,828
          90 Nippon Prologis REIT, Inc.              201,439
       7,400 Nomura Real Estate Holdings, Inc.       136,763
         219 Nomura Real Estate Master Fund,
                Inc.                                 326,909
       6,748 NTT Urban Development Corp.              66,014
         144 Orix JREIT, Inc.                        223,271
          78 Premier Investment Corp.                 96,404
          61 Sekisui House SI Residential
                Investment Corp.                      62,710
      26,744 Sumitomo Realty & Development
                Co., Ltd.                            782,751
      12,787 Tokyo Tatemono Co., Ltd.                159,291
          58 Tokyu REIT, Inc.                         79,622
          10 Top REIT, Inc.                           39,495
         171 United Urban Investment Corp.           276,377
                                               -------------
                                                   9,571,974
                                               -------------
             JERSEY -- 0.2%
       7,299 Kennedy Wilson Europe Real
                Estate PLC                           122,758
      10,677 Target Healthcare REIT Ltd.              17,021
                                               -------------
                                                     139,779
                                               -------------
             LUXEMBOURG -- 0.2%
       1,433 ADO Properties S.A. (b) (e)              49,147
       6,294 Grand City Properties S.A.              144,671
                                               -------------
                                                     193,818
                                               -------------
             NETHERLANDS -- 0.4%
       2,886 Eurocommercial Properties N.V.          135,070
       8,516 NSI N.V.                                 40,448
       1,181 Vastned Retail N.V.                      52,861
       2,497 Wereldhave N.V.                         139,652
                                               -------------
                                                     368,031
                                               -------------
             NEW ZEALAND -- 0.1%
      78,474 Kiwi Property Group Ltd.                 78,379
                                               -------------
             NORWAY -- 0.1%
       3,874 Entra ASA (e)                            36,517
      15,305 Norwegian Property ASA (b)               15,944
                                               -------------
                                                      52,461
                                               -------------


Page 38                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SINGAPORE -- 2.1%
     130,700 Ascendas Real Estate Investment
                Trust                          $     231,757
     124,290 CapitaLand Commercial Trust             135,554
     157,330 CapitaLand Ltd.                         358,351
     164,683 CapitaLand Mall Trust                   255,360
      39,600 CDL Hospitality Trusts                   38,635
      81,700 Fortune Real Estate Investment
                Trust                                 87,520
     115,700 Keppel REIT                              85,411
      81,243 Mapletree Commercial Trust               84,989
      76,900 Mapletree Industrial Trust               91,001
      90,553 Mapletree Logistics Trust                67,855
     149,797 Suntec Real Estate Investment Trust     186,156
      29,100 UOL Group Ltd.                          129,540
                                               -------------
                                                   1,752,129
                                               -------------
             SPAIN -- 0.5%
       3,617 Axiare Patrimonio Socimi S.A.            53,835
       4,200 Hispania Activos Inmobiliarios
                S.A. (b)                              59,740
     129,452 Inmobiliaria Colonial S.A. (b)           95,895
       3,163 Lar Espana Real Estate Socimi S.A.       29,981
      20,032 Merlin Properties Socimi S.A.           232,959
                                               -------------
                                                     472,410
                                               -------------
             SWEDEN -- 1.2%
      10,170 Castellum AB                            161,728
       2,190 D Carnegie & Co. AB, Class B (b)         21,042
       2,920 Dios Fastigheter AB                      21,491
       8,205 Fabege AB                               138,565
       5,697 Fastighets AB Balder, Class B (b)       144,561
       4,891 Hemfosa Fastigheter AB                   53,770
       6,876 Hufvudstaden AB, Class A                109,006
      23,238 Klovern AB, Class B                      26,306
      11,287 Kungsleden AB                            79,944
       3,256 Pandox AB (b)                            56,631
      12,258 Wallenstam AB, Class B                  105,997
       4,099 Wihlborgs Fastigheter AB                 87,047
                                               -------------
                                                   1,006,088
                                               -------------
             SWITZERLAND -- 0.9%
         593 Allreal Holding AG                       85,846
         382 Mobimo Holding AG                        93,082
       2,468 PSP Swiss Property AG                   237,419
       3,931 Swiss Prime Site AG                     346,678
                                               -------------
                                                     763,025
                                               -------------
             UNITED KINGDOM -- 5.0%
     101,267 Assura PLC                               77,231
       8,829 Big Yellow Group PLC                     98,211
      63,517 British Land (The) Co. PLC              639,038
      45,058 Capital & Counties Properties PLC       213,428
         303 Daejan Holdings PLC                      25,154
       6,176 Derwent London PLC                      279,590
      27,286 Empiric Student Property PLC             42,912
      25,475 Grainger PLC                             82,799
      21,328 Great Portland Estates PLC              223,003


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             UNITED KINGDOM (CONTINUED)
      48,635 Hammerson PLC                     $     404,093
      44,643 Hansteen Holdings PLC                    68,222
       5,967 Helical Bar PLC                          33,080
      58,133 Intu Properties PLC                     261,334
      48,785 Land Securities Group PLC               771,440
      36,221 LondonMetric Property PLC                82,507
      26,307 Primary Health Properties PLC            38,539
      12,833 Safestore Holdings PLC                   61,874
      45,993 Segro PLC                               271,033
      17,230 Shaftesbury PLC                         225,441
      52,037 Tritax Big Box REIT PLC                 100,522
      13,758 UNITE Group (The) PLC                   125,771
       7,191 Workspace Group PLC                      80,869
                                               -------------
                                                   4,206,091
                                               -------------
             UNITED STATES -- 53.1%
       4,370 Acadia Realty Trust                     153,518
       1,227 Agree Realty Corp.                       47,203
         126 Alexander's, Inc.                        47,949

       4,550 Alexandria Real Estate
                Equities, Inc.                       413,549
       2,422 American Assets Trust, Inc.              96,686
       8,080 American Campus Communities,
                Inc.                                 380,487
      11,869 American Homes 4 Rent, Class A          188,717
       9,691 Apartment Investment &
                Management Co., Class A              405,278
      10,334 Apple Hospitality REIT, Inc.            204,717
       5,684 Ashford Hospitality Trust, Inc.          36,264
       8,488 AvalonBay Communities, Inc.           1,614,418
       9,513 Boston Properties, Inc.               1,208,912
      10,864 Brandywine Realty Trust                 152,422
      10,850 Brixmor Property Group, Inc.            277,977
       5,358 Camden Property Trust                   450,554
       5,189 Care Capital Properties, Inc.           139,273
      10,536 CBL & Associates Properties, Inc.       125,378
       5,223 Cedar Realty Trust, Inc.                 37,762
       2,278 Chatham Lodging Trust                    48,818
       3,699 Chesapeake Lodging Trust                 97,876
       3,061 Colony Starwood Homes                    75,760
       7,657 Columbia Property Trust, Inc.           168,377
       5,863 Corporate Office Properties Trust       153,845
      12,850 Cousins Properties, Inc.                133,383
      10,897 CubeSmart                               362,870
       5,461 DCT Industrial Trust, Inc.              215,546
      18,935 DDR Corp.                               336,854
      12,447 DiamondRock Hospitality Co.             125,964
       9,075 Digital Realty Trust, Inc.              803,047
       8,497 Douglas Emmett, Inc.                    255,845
      21,398 Duke Realty Corp.                       482,311
       4,555 DuPont Fabros Technology, Inc.          184,614
       2,003 EastGroup Properties, Inc.              120,921
       3,920 Education Realty Trust, Inc.            163,072
       5,929 Empire State Realty Trust, Inc.,
                Class A                              103,935
       3,911 EPR Properties                          260,551
       7,835 Equity Commonwealth (b)                 221,104


                        See Notes to Financial Statements                Page 39

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       4,735 Equity LifeStyle Properties, Inc. $     344,377
       5,679 Equity One, Inc.                        162,760
      22,346 Equity Residential                    1,676,620
       4,068 Essex Property Trust, Inc.              951,342
       7,197 Extra Space Storage, Inc.               672,632
       4,392 Federal Realty Investment Trust         685,372
       8,885 FelCor Lodging Trust, Inc.               72,146
       6,819 First Industrial Realty Trust, Inc.     155,064
       3,586 First Potomac Realty Trust               32,489
      14,573 Forest City Realty Trust, Inc.,
                Class A                              307,345
       5,467 Franklin Street Properties Corp.         58,005
       5,499 Gaming and Leisure Properties, Inc.     170,029
      31,236 General Growth Properties, Inc.         928,646
       1,553 Getty Realty Corp.                       30,796
       4,408 Government Properties Income
                Trust                                 78,683
      26,001 Gramercy Property Trust                 219,708
      28,839 HCP, Inc.                               939,575
       6,338 Healthcare Realty Trust, Inc.           195,781
       8,093 Healthcare Trust of America, Inc.,
                Class A                              238,096
       2,343 Hersha Hospitality Trust                 50,000
       5,911 Highwoods Properties, Inc.              282,605
       9,394 Hospitality Properties Trust            249,505
      46,889 Host Hotels & Resorts, Inc.             783,046
       4,551 Hudson Pacific Properties, Inc.         131,615
       7,592 Investors Real Estate Trust              55,118
       5,718 Kilroy Realty Corp.                     353,773
      25,491 Kimco Realty Corp.                      733,631
       5,092 Kite Realty Group Trust                 141,099
       6,996 LaSalle Hotel Properties                177,069
      14,631 Lexington Realty Trust                  125,827
       9,164 Liberty Property Trust                  306,627
       2,328 LTC Properties, Inc.                    105,319
       9,795 Macerich (The) Co.                      776,156
       5,518 Mack-Cali Realty Corp.                  129,673
      14,749 Medical Properties Trust, Inc.          191,442
       4,667 Mid-America Apartment
                Communities, Inc.                    477,014
      10,472 Monogram Residential Trust, Inc.        103,254
       2,191 National Health Investors, Inc.         145,745
       8,747 National Retail Properties, Inc.        404,111
       4,953 New Senior Investment Group, Inc.        51,016
      10,135 New York REIT, Inc.                     102,363
      10,323 Omega Healthcare Investors, Inc.        364,402
       8,935 Paramount Group, Inc.                   142,513
       4,961 Parkway Properties, Inc.                 77,689
       4,456 Pebblebrook Hotel Trust                 129,536
       4,115 Pennsylvania Real Estate
                Investment Trust                      89,913
       6,735 Physicians Realty Trust                 125,136
       9,023 Piedmont Office Realty Trust,
                Inc., Class A                        183,257
       3,361 Post Properties, Inc.                   200,786


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             UNITED STATES (CONTINUED)
      32,498 Prologis, Inc.                    $   1,435,762
       1,252 PS Business Parks, Inc.                 125,839
       8,993 Public Storage                        2,480,539
       2,400 QTS Realty Trust, Inc., Class A         113,712
       4,859 Ramco-Gershenson Properties
                Trust                                 87,608
      15,478 Realty Income Corp.                     967,530
       6,053 Regency Centers Corp.                   453,067
       6,125 Retail Opportunity Investments
                Corp.                                123,235
      14,670 Retail Properties of America,
                Inc., Class A                        232,519
       3,355 Rexford Industrial Realty, Inc.          60,927
       7,797 RLJ Lodging Trust                       178,395
       2,254 Rouse Properties, Inc.                   41,429
       3,020 Ryman Hospitality Properties, Inc.      155,470
       4,039 Sabra Health Care REIT, Inc.             81,144
         837 Saul Centers, Inc.                       44,378
       4,210 Select Income REIT                       97,040
      14,722 Senior Housing Properties Trust         263,377
       2,125 Silver Bay Realty Trust Corp.            31,556
      19,273 Simon Property Group, Inc.            4,002,809
       6,175 SL Green Realty Corp.                   598,234
       2,419 Sovran Self Storage, Inc.               285,321
      26,099 Spirit Realty Capital, Inc.             293,614
       4,222 STAG Industrial, Inc.                    85,960
       6,464 STORE Capital Corp.                     167,288
       5,155 Summit Hotel Properties, Inc.            61,705
       3,470 Sun Communities, Inc.                   248,487
      12,941 Sunstone Hotel Investors, Inc.          181,174
       5,944 Tanger Factory Outlet Centers, Inc.     216,302
       3,735 Taubman Centers, Inc.                   266,044
       2,641 Terreno Realty Corp.                     61,931
       2,941 Tier REIT, Inc.                          39,527
      16,248 UDR, Inc.                               626,035
         825 Universal Health Realty Income
                Trust                                 46,406
       5,539 Urban Edge Properties                   143,128
       1,648 Urstadt Biddle Properties, Inc.,
                Class A                               34,526
      20,841 Ventas, Inc.                          1,312,149
      56,130 VEREIT, Inc.                            497,873
      10,508 Vornado Realty Trust                    992,270
       4,226 Washington Real Estate Investment
                Trust                                123,441
       6,915 Weingarten Realty Investors             259,451
      22,023 Welltower, Inc.                       1,527,075
       2,009 Winthrop Realty Trust                    26,378
       5,451 WP Carey, Inc.                          339,270
      11,411 WP GLIMCHER, Inc.                       108,290
       6,925 Xenia Hotels & Resorts, Inc.            108,168
                                               -------------
                                                  45,030,846
                                               -------------
             TOTAL COMMON STOCKS -- 99.0%         83,914,728
             (Cost $71,619,140)                -------------


Page 40                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             INVESTMENT COMPANIES (a) -- 0.2%
             GUERNSEY -- 0.2%
      32,717 F&C Commercial Property
                Trust Ltd.                     $      61,322
      23,088 MedicX Fund Ltd.                         29,015
      33,490 Picton Property Income Ltd.              33,550
      41,096 UK Commercial Property Trust Ltd.        49,255
                                               -------------
             TOTAL INVESTMENT
                COMPANIES -- 0.2%                    173,142
             (Cost $170,913)                   -------------

             RIGHTS (a) -- 0.0%
             UNITED KINGDOM -- 0.0%
       2,630 Primary Health Properties
                PLC (b) (c)                               76
             (Cost $0)                         -------------

             MONEY MARKET FUNDS -- 0.5%
     378,854 Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.22% (f)                    378,854
             (Cost $378,854)                   -------------

             TOTAL INVESTMENTS -- 99.7%           84,466,800
             (Cost $72,168,907) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                  255,352
                                               -------------
             NET ASSETS -- 100.0%              $  84,722,152
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $76 or 0.0% of net assets.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   Interest rate shown reflects yield as of March 31, 2016.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,918,983 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,621,090.


                        See Notes to Financial Statements                Page 41

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                      VALUE AT
INVESTMENTS          3/31/2016      LEVEL 1        LEVEL 2         LEVEL 3
------------------------------------------------------------------------------
Common Stocks:
   Australia        $  5,081,919  $  5,081,919  $          --**  $          --
   Other Country
      Categories*     78,832,809    78,832,809             --               --
                    ----------------------------------------------------------
Total Common
   Stocks             83,914,728    83,914,728             --**             --
Investment
   Companies*            173,142       173,142             --               --
Rights*                       76            --             76               --
Money Market
   Funds                 378,854       378,854             --               --
                    ----------------------------------------------------------
Total Investments   $ 84,466,800  $ 84,466,724  $          76    $          --
                    ==========================================================

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $34,442,254 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold.


Page 42                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             AUSTRALIA -- 14.6%
     837,581 ALS Ltd.                          $   2,561,763
     244,484 Australia and New Zealand
                Banking Group Ltd.                 4,396,608
     671,522 Bendigo and Adelaide Bank Ltd.        4,565,866
      60,495 Commonwealth Bank of Australia        3,474,214
     135,728 JB Hi-Fi Ltd.                         2,453,310
      58,115 Macquarie Group Ltd.                  2,944,173
     229,049 National Australia Bank Ltd.          4,607,141
     329,549 Orica Ltd.                            3,882,694
   1,090,158 Primary Health Care Ltd.              3,133,718
     395,663 Suncorp Group Ltd.                    3,612,239
     470,354 Sydney Airport                        2,412,072
     882,211 Telstra Corp. Ltd.                    3,604,450
      94,909 Wesfarmers Ltd.                       3,015,582
     154,149 Westpac Banking Corp.                 3,586,234
     136,020 Woodside Petroleum Ltd.               2,706,741
                                               -------------
                                                  50,956,805
                                               -------------
             AUSTRIA -- 0.8%
     105,293 OMV AG                                2,962,380
                                               -------------
             BERMUDA -- 2.1%
   1,129,000 Kerry Properties Ltd.                 3,099,989
     356,833 VTech Holdings Ltd.                   4,236,540
                                               -------------
                                                   7,336,529
                                               -------------
             CANADA -- 12.9%
      65,487 Bank of Nova Scotia (The)             3,200,354
      60,562 BCE, Inc.                             2,760,088
      42,222 Canadian Imperial Bank of
                Commerce                           3,154,093
     322,811 Crescent Point Energy Corp.           4,469,022
      69,035 Emera, Inc.                           2,526,987
     163,850 Genworth MI Canada, Inc.              3,861,751
     132,956 IGM Financial, Inc.                   4,004,804
     109,735 National Bank of Canada               3,590,098
     181,140 Potash Corp. of Saskatchewan, Inc.    3,083,738
     356,036 Russel Metals, Inc.                   5,422,439
     162,732 Shaw Communications, Inc.,
                Class B                            3,143,750
      85,161 TELUS Corp.                           2,772,363
      71,205 TransCanada Corp.                     2,799,405
                                               -------------
                                                  44,788,892
                                               -------------
             CAYMAN ISLANDS -- 1.1%
     295,646 Phoenix Group Holdings                4,006,291
                                               -------------
             DENMARK -- 0.8%
     150,553 Tryg A/S                              2,922,087
                                               -------------
             FINLAND -- 5.0%
     358,331 Fortum OYJ                            5,427,095
     249,517 Kemira OYJ                            2,785,314
     130,864 Konecranes OYJ                        3,124,142
     123,786 Metso OYJ                             2,953,758
      89,543 Nokian Renkaat OYJ                    3,160,665
                                               -------------
                                                  17,450,974
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             FRANCE -- 7.8%
      64,392 Bouygues S.A.                     $   2,626,794
      83,777 Casino Guichard Perrachon S.A.        4,802,728
     218,364 CNP Assurances                        3,405,376
     270,685 Engie S.A.                            4,201,299
      98,115 Lagardere S.C.A.                      2,606,918
      73,601 TOTAL S.A.                            3,355,055
     287,863 Vivendi S.A.                          6,053,309
                                               -------------
                                                  27,051,479
                                               -------------
             GERMANY -- 0.9%
      19,711 Allianz SE                            3,206,253
                                               -------------
             HONG KONG -- 3.9%
   4,116,000 New World Development Co., Ltd.       3,921,086
   4,767,212 PCCW Ltd.                             3,084,997
   4,702,173 SJM Holdings Ltd.                     3,358,111
     291,000 Swire Pacific Ltd., Class A           3,132,320
                                               -------------
                                                  13,496,514
                                               -------------
             ITALY -- 1.0%
     242,258 Eni S.p.A.                            3,666,357
                                               -------------
             JAPAN -- 2.6%
     844,000 Aozora Bank Ltd.                      2,947,194
     224,800 Mitsui & Co., Ltd.                    2,586,663
     618,600 Tokai Tokyo Financial
                Holdings, Inc.                     3,391,321
                                               -------------
                                                   8,925,178
                                               -------------
             NEW ZEALAND -- 3.8%
     660,495 Fletcher Building Ltd.                3,602,052
   1,535,464 SKY Network Television Ltd.           5,285,335
   1,788,085 Spark New Zealand Ltd.                4,511,122
                                               -------------
                                                  13,398,509
                                               -------------
             NORWAY -- 1.0%
     211,826 Statoil ASA                           3,335,580
                                               -------------
             PORTUGAL -- 1.2%
   1,205,352 EDP-Energias de Portugal S.A.         4,287,537
                                               -------------
             SINGAPORE -- 2.1%
     872,600 Keppel Corp., Ltd.                    3,774,350
   1,380,100 StarHub Ltd.                          3,430,156
                                               -------------
                                                   7,204,506
                                               -------------
             SPAIN -- 3.7%
     177,666 Gas Natural SDG S.A.                  3,592,500
   1,960,329 Mapfre S.A.                           4,236,029
     437,281 Telefonica S.A.                       4,902,189
                                               -------------
                                                  12,730,718
                                               -------------
             SWEDEN -- 4.4%
     389,145 Nordea Bank AB                        3,738,898
     353,614 Skandinaviska Enskilda Banken
                AB, Class A                        3,377,916
     168,589 Swedbank AB, Class A (b)              3,632,090
     890,004 Telia Co., AB                         4,623,099
                                               -------------
                                                  15,372,003
                                               -------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWITZERLAND -- 3.6%
      53,087 Swiss Re AG                       $   4,908,153
       5,058 Swisscom AG                           2,748,484
      20,541 Zurich Insurance Group AG             4,770,220
                                               -------------
                                                  12,426,857
                                               -------------
             UNITED KINGDOM -- 12.1%
     659,645 Amec Foster Wheeler PLC               4,263,353
      45,809 AstraZeneca PLC                       2,567,570
     330,815 BAE Systems PLC                       2,418,419
     947,194 Carillion PLC                         4,000,944
     418,394 Halfords Group PLC                    2,380,229
     672,264 HSBC Holdings PLC                     4,189,460
     901,411 Legal & General Group PLC             3,045,010
     367,505 Noble Corp. PLC                       3,803,677
   1,110,200 Old Mutual PLC                        3,079,017
     196,427 Royal Dutch Shell PLC, Class A        4,769,805
      78,303 Severn Trent PLC                      2,443,806
     338,657 Tate & Lyle PLC                       2,811,360
     185,451 United Utilities Group PLC            2,458,439
                                               -------------
                                                  42,231,089
                                               -------------
             UNITED STATES -- 14.0%
      79,159 AT&T, Inc.                            3,100,658
     160,344 CenterPoint Energy, Inc.              3,354,396
     129,575 CenturyLink, Inc.                     4,141,217
      31,974 Chevron Corp.                         3,050,320
      69,534 FirstEnergy Corp.                     2,501,138
     110,163 Guess?, Inc.                          2,067,760
      48,277 Helmerich & Payne, Inc.               2,834,825
      73,993 International Paper Co.               3,036,673
      81,261 Mattel, Inc.                          2,731,995
     200,871 Olin Corp.                            3,489,129
     102,624 PacWest Bancorp                       3,812,482
     250,726 R.R. Donnelley & Sons Co.             4,111,906
      52,581 Southern (The) Co.                    2,720,015
      58,748 Tupperware Brands Corp.               3,406,209
     180,888 Waddell & Reed Financial,
                Inc., Class A                      4,258,104
                                               -------------
                                                  48,616,827
                                               -------------
             TOTAL COMMON STOCKS -- 99.4%        346,373,365
             (Cost $388,626,675)

             MONEY MARKET FUNDS -- 0.6%
   2,160,862 Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.22% (c)                  2,160,862
             (Cost $2,160,862)                 -------------

             TOTAL INVESTMENTS -- 100.0%         348,534,227
             (Cost $390,787,537) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%               (121,615)
                                               -------------
             NET ASSETS -- 100.0%              $ 348,412,612
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of March 31, 2016.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,154,591 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $52,407,901.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1        LEVEL 2        LEVEL 3
------------------------------------------------------------------
Common Stocks*         $ 346,373,365  $          --  $          --
Money Market Funds         2,160,862             --             --
                       -------------------------------------------
Total Investments      $ 348,534,227  $          --  $          --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $179,666,879 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold.


Page 44                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

MARCH 31, 2016 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
Euro                                                21.8%
United States Dollar                                15.7
Australian Dollar                                   14.6
Canadian Dollar                                     12.8
British Pound Sterling                              10.8
Hong Kong Dollar                                     6.0
Swedish Krona                                        4.4
New Zealand Dollar                                   3.8
Swiss Franc                                          3.6
Japanese Yen                                         2.6
Singapore Dollar                                     2.1
Norwegian Krone                                      1.0
Danish Krone                                         0.8
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 45

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)


PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             AUSTRALIA -- 6.7%
   6,106,519 Infigen Energy (b)                $   3,042,610
                                               -------------
             BERMUDA -- 4.3%
  35,755,818 Concord New Energy Group Ltd.         1,935,899
                                               -------------
             BRAZIL -- 0.8%
     213,058 Centrais Eletricas Brasileiras
                S.A., ADR (b)                        379,243
                                               -------------
             CAYMAN ISLANDS -- 0.4%
     224,838 China High Speed Transmission
                Equipment Group Co., Ltd. (b)        187,236
                                               -------------
             CHINA -- 8.1%
   4,579,374 China Longyuan Power Group
                Corp., Ltd., Class H               3,388,478
   1,134,074 China Suntien Green Energy
                Corp., Ltd., Class H                 125,726
     346,306 Harbin Electric Co., Ltd., Class H      139,730
                                               -------------
                                                   3,653,934
                                               -------------
             DENMARK -- 11.9%
   2,001,186 Greentech Energy Systems A/S (b)      1,925,246
      49,122 Vestas Wind Systems A/S               3,465,582
                                               -------------
                                                   5,390,828
                                               -------------
             FRANCE -- 3.4%
      15,933 Alstom S.A. (b)                         407,295
   1,582,598 Futuren S.A. (b)                      1,152,539
                                               -------------
                                                   1,559,834
                                               -------------
             GERMANY -- 13.6%
      71,096 E. ON SE                                682,637
      75,681 Nordex SE (b)                         2,076,726
     879,221 PNE Wind AG                           1,820,851
      54,056 RWE AG                                  699,681
       8,322 Siemens AG, ADR                         880,468
                                               -------------
                                                   6,160,363
                                               -------------
             GREECE -- 0.5%
      65,348 Terna Energy S.A.                       211,925
                                               -------------
             JAPAN -- 1.3%
      52,900 Mitsui & Co., Ltd.                      608,694
                                               -------------
             PORTUGAL -- 1.5%
     188,343 EDP-Energias de Portugal S.A.           669,952
                                               -------------
             SOUTH KOREA -- 0.5%
      43,914 Dongkuk Structures & Construction
                Co., Ltd.                            210,815
                                               -------------
             SPAIN -- 21.0%
       3,842 Acciona S.A.                            297,196
     356,386 EDP Renovaveis S.A.                   2,721,123
      30,598 Endesa S.A.                             587,372
     149,945 Gamesa Corp. Tecnologica S.A.         2,962,864
     446,786 Iberdrola S.A.                        2,979,726
                                               -------------
                                                   9,548,281
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             SWEDEN -- 7.5%
     463,633 Arise AB (b)                      $     970,870
     676,433 Eolus Vind AB, Class B                1,749,773
      38,848 SKF AB, Class B                         701,520
                                               -------------
                                                   3,422,163
                                               -------------
             SWITZERLAND -- 0.8%
       8,437 BKW AG                                  354,485
                                               -------------
             UNITED KINGDOM -- 3.6%
      25,907 BP PLC, ADR                             781,873
      17,909 Royal Dutch Shell PLC,
                Class A, ADR                         867,691
                                               -------------
                                                   1,649,564
                                               -------------
             UNITED STATES -- 14.0%
      53,356 AES Corp.                               629,601
      24,658 Allegheny Technologies, Inc.            401,925
       8,169 Alliant Energy Corp.                    606,793
      11,758 Duke Energy Corp.                       948,636
      46,784 Federal-Mogul Holdings Corp. (b)        462,226
      26,361 General Electric Co.                    838,016
       8,189 NextEra Energy, Inc.                    969,086
      47,200 NRG Energy, Inc.                        614,072
       6,261 Otter Tail Corp.                        185,451
      20,203 Trinity Industries, Inc.                369,917
       6,613 Woodward, Inc.                          344,008
                                               -------------
                                                   6,369,731
                                               -------------
             TOTAL INVESTMENTS -- 99.9%           45,355,557
             (Cost $48,135,421) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                   52,809
                                               -------------
             NET ASSETS -- 100.0%              $  45,408,366
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,866,909 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,646,773.

ADR   - American Depositary Receipt


Page 46                 See Notes to Financial Statements

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

MARCH 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1        LEVEL 2        LEVEL 3
------------------------------------------------------------------
Common Stocks*         $  45,355,557  $          --  $          --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $28,103,938 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
Euro                                                38.1%
United States Dollar                                20.5
Hong Kong Dollar                                    12.7
Danish Krone                                        11.9
Swedish Krona                                        7.5
Australian Dollar                                    6.7
Japanese Yen                                         1.3
Swiss Franc                                          0.8
South Korean Won                                     0.5
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 47

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             AUSTRALIA -- 3.4%
      12,783 CIMIC Group Ltd.                  $     340,606
      45,960 Downer EDI Ltd.                         135,285
                                               -------------
                                                     475,891
                                               -------------
             CANADA -- 4.5%
       4,767 Aecon Group, Inc.                        59,204
       9,889 SNC-Lavalin Group, Inc.                 361,296
       8,417 Stantec, Inc.                           213,868
                                               -------------
                                                     634,368
                                               -------------
             CAYMAN ISLANDS -- 1.5%
     138,059 China State Construction
                International Holdings Ltd.          205,735
                                               -------------
             CHINA -- 5.4%
     364,065 China Communications
                Construction Co., Ltd., Class H      435,056
     427,195 China Railway Group Ltd., Class H       324,361
                                               -------------
                                                     759,417
                                               -------------
             FINLAND -- 0.0%
       1,041 YIT OYJ                                   5,892
                                               -------------
             FRANCE -- 8.6%
       9,498 Bouygues S.A.                           387,460
       4,649 Eiffage S.A.                            357,082
       6,247 Vinci S.A.                              465,392
                                               -------------
                                                   1,209,934
                                               -------------
             GERMANY -- 2.2%
       2,570 HOCHTIEF AG                             314,520
                                               -------------
             IRELAND -- 1.9%
       9,919 Kingspan Group PLC                      263,548
                                               -------------
             ITALY -- 0.4%
      14,251 Salini Impregilo S.p.A.                  60,227
                                               -------------
             JAPAN -- 24.3%
      29,000 Chiyoda Corp.                           212,581
      12,400 COMSYS Holdings Corp.                   191,490
      19,000 JGC Corp.                               284,464
      58,000 Kajima Corp.                            363,837
       3,000 Kandenko Co., Ltd.                       21,405
      14,500 Kinden Corp.                            177,795
      71,000 Kumagai Gumi Co., Ltd.                  180,425
       7,300 Kyowa Exeo Corp.                         81,079
      14,000 Maeda Corp. (b)                         104,367
       4,000 Maeda Road Construction Co., Ltd.        65,965
       4,000 Nippo Corp.                              67,280
      39,000 Nishimatsu Construction Co., Ltd.       167,373
      39,000 Obayashi Corp.                          384,646
       5,000 Okumura Corp.                            26,434
      39,100 Penta-Ocean Construction Co., Ltd.      163,633
      39,000 Shimizu Corp.                           330,588
         900 SHO-BOND Holdings Co., Ltd.              34,226
      59,000 Taisei Corp.                            390,031
      32,000 Toda Corp.                              154,676
                                               -------------
                                                   3,402,295
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             NETHERLANDS -- 5.9%
       4,942 Arcadis N.V.                      $      92,169
       6,677 Boskalis Westminster                    262,465
       8,886 Chicago Bridge & Iron Co. N.V.          325,139
      30,673 Koninklijke BAM Groep N.V. (c)          145,301
                                               -------------
                                                     825,074
                                               -------------
             NORWAY -- 0.4%
       4,558 Veidekke ASA                             61,969
                                               -------------
             PANAMA -- 1.5%
      51,373 McDermott International, Inc. (c)       210,116
                                               -------------
             PHILIPPINES -- 0.7%
      14,260 Manila Electric Co.                     100,032
                                               -------------
             SOUTH KOREA -- 1.9%
      26,656 Daewoo Engineering &
                Construction Co., Ltd. (c)           146,379
       4,916 GS Engineering & Construction
                Corp. (c)                            117,355
                                               -------------
                                                     263,734
                                               -------------
             SPAIN -- 6.2%
      11,912 ACS Actividades de Construccion
                y Servicios S.A.                     354,998
      35,214 Obrascon Huarte Lain S.A.               224,753
      55,665 Sacyr S.A. (b)                          107,490
       6,598 Tecnicas Reunidas S.A. (b)              185,632
                                               -------------
                                                     872,873
                                               -------------
             SWEDEN -- 5.8%
       8,140 NCC AB, Class B                         296,492
      13,782 Peab AB                                 121,807
      17,308 Skanska AB, Class B                     395,057
                                               -------------
                                                     813,356
                                               -------------
             UNITED KINGDOM -- 4.9%
      44,542 Amec Foster Wheeler PLC                 287,880
      41,474 Balfour Beatty PLC (c)                  151,657
       6,229 Galliford Try PLC                       128,380
         974 Keller Group PLC                         12,024
       5,352 WS Atkins PLC                           105,309
                                               -------------
                                                     685,250
                                               -------------
             UNITED STATES -- 20.1%
      10,603 AECOM (c)                               326,466
       3,964 Dycom Industries, Inc. (c)              256,352
       5,391 EMCOR Group, Inc.                       262,003
       8,530 Fluor Corp.                             458,061
       3,525 Granite Construction, Inc.              168,495
       8,597 Jacobs Engineering Group, Inc. (c)      374,399
      16,450 KBR, Inc.                               254,646
      13,935 MasTec, Inc. (c)                        282,044
       1,151 Matrix Service Co. (c)                   20,373
      16,336 Quanta Services, Inc. (c)               368,540
       2,673 Tutor Perini Corp. (c)                   41,539
                                               -------------
                                                   2,812,918
                                               -------------
             TOTAL COMMON STOCKS -- 99.6%         13,977,149
             (Cost $14,394,551)                -------------


Page 48                 See Notes to Financial Statements

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.7%
      89,926 Goldman Sachs Financial Square
                Treasury Obligations Fund --
                Institutional Class --
                0.19% (d) (e)                  $      89,926
             (Cost $89,926)                    -------------


 PRINCIPAL
   VALUE     DESCRIPTION                               VALUE
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.3%
    $183,411 RBC Capital Markets LLC,
                0.25% (d), dated 03/31/16, due
                04/01/16, with a maturity value
                of $183,412. Collateralized by
                U.S. Treasury Notes, interest
                rates of 1.500% to 2.125%, due
                05/31/20 to 01/31/23. The value
                of the collateral including
                accrued interest is
                $187,770. (e)                        183,411
             (Cost $183,411)                   -------------

             TOTAL INVESTMENTS -- 101.6%          14,250,486
             (Cost $14,667,888) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.6)%               (217,914)
                                               -------------
             NET ASSETS -- 100.0%              $  14,032,572
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $257,210 and the total value of the collateral held by the Fund is $273,337.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of March 31, 2016.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,337,216 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,754,618.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1        LEVEL 2        LEVEL 3
------------------------------------------------------------------
Common Stocks*         $  13,977,149  $          --  $          --
Money Market Funds            89,926             --             --
Repurchase
   Agreements                     --        183,411             --
                       -------------------------------------------
Total Investments      $  14,067,075  $     183,411  $          --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $8,761,963 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold.


                        See Notes to Financial Statements                Page 49

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

MARCH 31, 2016 (UNAUDITED)

-------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     257,210
Non-cash Collateral(2)                              (257,210)
                                               -------------
Net Amount                                     $          --
                                               =============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     183,411
Non-cash Collateral(4)                              (183,411)
                                               -------------
Net Amount                                     $          --
                                               =============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
United States Dollar                                25.4%
Japanese Yen                                        23.9
Euro                                                22.6
Hong Kong Dollar                                     6.8
Swedish Krona                                        5.7
British Pound Sterling                               4.8
Canadian Dollar                                      4.5
Australian Dollar                                    3.3
South Korean Won                                     1.9
Philippine Peso                                      0.7
Norwegian Krone                                      0.4
                                                   ------
     Total                                         100.0%
                                                   ======


Page 50                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 100.2%
             CAYMAN ISLANDS -- 2.0%
     395,786 Wasion Group Holdings Ltd.        $     209,185
                                               -------------
             FRANCE -- 7.9%
         598 Saft Groupe S.A.                         18,093
      12,696 Schneider Electric SE                   802,376
                                               -------------
                                                     820,469
                                               -------------
             GERMANY -- 6.1%
       2,034 Siemens AG                              215,595
       8,036 SMA Solar Technology AG (c)             419,992
                                               -------------
                                                     635,587
                                               -------------
             IRELAND -- 2.0%
       3,331 Eaton Corp. PLC                         208,387
                                               -------------
             ITALY -- 8.1%
      36,986 Prysmian S.p.A.                         837,941
                                               -------------
             JAPAN -- 8.2%
      61,000 NEC Corp.                               153,387
       6,000 NGK Insulators Ltd.                     110,836
      29,000 Osaki Electric Co., Ltd. (b)            207,686
      22,300 Panasonic Corp.                         204,781
      89,000 Toshiba Corp. (c)                       173,184
                                               -------------
                                                     849,874
                                               -------------
             SPAIN -- 7.9%
       9,506 Red Electrica Corp. S.A.                825,330
                                               -------------
             SWITZERLAND -- 7.9%
      42,039 ABB Ltd.                                819,314
                                               -------------
             UNITED KINGDOM -- 1.9%
      14,067 National Grid PLC                       199,451
                                               -------------
             UNITED STATES -- 48.2%
      12,664 Advanced Energy Industries,
                Inc. (c)                             440,580
         606 AZZ, Inc.                                34,300
       5,751 Badger Meter, Inc.                      382,499
      15,382 Control4 Corp. (b) (c)                  122,441
         605 Digi International, Inc. (c)              5,705
      21,158 EnerNOC, Inc. (c)                       158,262
       1,019 EnerSys                                  56,779
      22,396 Enphase Energy, Inc. (b) (c)             52,183
      10,584 ESCO Technologies, Inc.                 412,564
      37,894 General Cable Corp.                     462,686
       6,482 General Electric Co.                    206,063
       1,864 Honeywell International, Inc.           208,861
       1,251 Hubbell, Inc.                           132,518
       9,482 Itron, Inc. (c)                         395,589
       1,467 MasTec, Inc. (c)                         29,692
      15,915 MYR Group, Inc. (c)                     399,626
      20,800 OPOWER, Inc. (b) (c)                    141,648
      37,236 Quanta Services, Inc. (c)               840,044
      28,527 Silver Spring Networks, Inc. (c)        420,773
         492 Valmont Industries, Inc.                 60,929


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             UNITED STATES (CONTINUED)
         871 WESCO International, Inc. (c)     $      47,618
                                               -------------
                                                   5,011,360
                                               -------------
             TOTAL COMMON STOCKS -- 100.2%        10,416,898
             (Cost $10,440,243)                -------------

             MONEY MARKET FUNDS -- 1.9%
     200,275 Goldman Sachs Financial Square
                Treasury Obligations Fund --
                Institutional Class --
                0.19% (d) (e)                        200,275
             (Cost $200,275)                   -------------


 PRINCIPAL
   VALUE     DESCRIPTION                               VALUE
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 4.0%
    $408,476 RBC Capital Markets LLC,
                0.25% (d), dated 03/31/16, due
                04/01/16, with a maturity value
                of $408,479. Collateralized
                by U.S. Treasury Notes, interest
                rates of 1.500% to 2.125%, due
                05/31/20 to 01/31/23. The value
                of the collateral including
                accrued interest is
                $418,185. (e)                        408,476
            (Cost $408,476)                    -------------

             TOTAL INVESTMENTS -- 106.1%          11,025,649
             (Cost $11,048,994) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (6.1)%               (631,486)
                                               -------------
             NET ASSETS -- 100.0%              $  10,394,163
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $293,626 and the total value of the collateral held by the Fund is $608,751.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of March 31, 2016.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,141,523 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,164,868.


                        See Notes to Financial Statements                Page 51

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

MARCH 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1        LEVEL 2        LEVEL 3
------------------------------------------------------------------
Common Stocks*         $  10,416,898  $          --  $          --
Money Market Funds           200,275             --             --
Repurchase
   Agreements                     --        408,476             --
                       -------------------------------------------
Total Investments      $  10,617,173  $     408,476  $          --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $4,991,544 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold.

-------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     293,626
Non-cash Collateral(2)                              (293,626)
                                               -------------
Net Amount                                     $          --
                                               =============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     408,476
Non-cash Collateral(4)                              (408,476)
                                               -------------
Net Amount                                     $          --
                                               =============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
United States Dollar                                52.9%
Euro                                                28.3
Japanese Yen                                         7.7
Swiss Franc                                          7.4
Hong Kong Dollar                                     1.9
British Pound Sterling                               1.8
                                                   ------
     Total                                         100.0%
                                                   ======


Page 52                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.3%
             AUSTRALIA -- 17.4%
      85,020 BHP Billiton Ltd.                 $   1,098,798
      14,163 Rio Tinto Ltd.                          463,469
      23,674 Woodside Petroleum Ltd.                 471,103
                                               -------------
                                                   2,033,370
                                               -------------
             CANADA -- 10.8%
      11,564 ARC Resources Ltd.                      168,196
      16,834 Crescent Point Energy Corp.             233,051
      10,224 Husky Energy, Inc.                      127,293
      27,441 Potash Corp. of Saskatchewan, Inc.      467,046
       2,055 Russel Metals, Inc.                      31,298
      18,867 Teck Resources Ltd., Class B            143,091
       5,296 TORC Oil & Gas Ltd.                      31,480
       9,919 Whitecap Resources, Inc.                 59,113
                                               -------------
                                                   1,260,568
                                               -------------
             CHINA -- 1.5%
     113,500 China Shenhua Energy Co., Ltd.,
                Class H                              178,502
                                               -------------
             FAROE ISLANDS -- 0.4%
       1,234 Bakkafrost P/F                           47,796
                                               -------------
             FINLAND -- 4.1%
      17,956 Stora Enso OYJ, Class R                 160,699
      17,331 UPM-Kymmene OYJ                         313,958
                                               -------------
                                                     474,657
                                               -------------
             FRANCE -- 5.2%
      10,111 Suez Environnement Co.                  185,466
      17,414 Veolia Environnement S.A.               419,493
                                               -------------
                                                     604,959
                                               -------------
             GERMANY -- 1.2%
       6,201 K+S AG                                  145,109
                                               -------------
             HONG KONG -- 1.0%
      94,000 Guangdong Investment Ltd.               118,873
                                               -------------
             INDONESIA -- 0.2%
      10,682 Astra Agro Lestari Tbk PT                14,662
      67,991 Vale Indonesia Tbk PT (b)                 8,973
                                               -------------
                                                      23,635
                                               -------------
             ITALY -- 10.0%
      77,239 Eni S.p.A.                            1,168,943
                                               -------------
             LUXEMBOURG -- 0.2%
       1,636 Ternium S.A., ADR                        29,415
                                               -------------
             MALAYSIA -- 1.1%
      59,000 Felda Global Ventures Holdings Bhd       22,835
      92,500 IOI Corp. Bhd                           108,349
                                               -------------
                                                     131,184
                                               -------------
             NORWAY -- 7.0%
         663 Leroy Seafood Group ASA                  31,328
       1,635 Salmar ASA                               40,111
      33,477 Statoil ASA                             527,156
       5,819 Yara International ASA                  218,985
                                               -------------
                                                     817,580
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             RUSSIA -- 6.4%
       6,840 Gazprom Neft PAO (c)              $      15,320
      13,385 Lukoil PJSC, ADR                        514,185
      16,953 MMC Norilsk Nickel PJSC, ADR            218,863
                                               -------------
                                                     748,368
                                               -------------
             SOUTH AFRICA -- 0.3%
       3,047 African Rainbow Minerals Ltd.            19,613
       1,034 Assore Ltd.                              11,276
                                               -------------
                                                      30,889
                                               -------------
             SWEDEN -- 0.4%
       1,615 Holmen AB, Class B                       52,877
                                               -------------
             THAILAND -- 0.3%
      68,200 Banpu PCL                                32,375
                                               -------------
             TURKEY -- 0.5%
      41,548 Eregli Demir ve Celik
                Fabrikalari TAS                       62,518
                                               -------------
             UNITED KINGDOM -- 25.5%
     225,074 BP PLC                                1,131,900
      13,703 Pennon Group PLC                        159,612
      47,426 Royal Dutch Shell PLC, Class A        1,147,062
       7,810 Severn Trent PLC                        243,747
      22,515 United Utilities Group PLC              298,471
                                               -------------
                                                   2,980,792
                                               -------------
             UNITED STATES -- 5.8%
         769 Alliance Holdings GP L.P. (d)            11,243
       1,404 Alliance Resource Partners L.P. (d)      16,357
       2,089 Domtar Corp.                             84,604
         769 Hi-Crush Partners L.P. (d)                3,814
      13,437 International Paper Co.                 551,454
       2,713 Memorial Production Partners
                L.P. (d)                               5,779
                                               -------------
                                                     673,251
                                               -------------
             TOTAL INVESTMENTS -- 99.3%           11,615,661
             (Cost $11,059,760) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.7%                   82,741
                                               -------------
             NET ASSETS -- 100.0%              $  11,698,402
                                               =============


                        See Notes to Financial Statements                Page 53

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

MARCH 31, 2016 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $15,320 or 0.1% of net assets.

(d)   Master Limited Partnership ("MLP").

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $765,609 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $209,708.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                      VALUE AT
INVESTMENTS          3/31/2016      LEVEL 1         LEVEL 2         LEVEL 3
------------------------------------------------------------------------------
Common Stocks:
Russia              $    748,368  $    733,048  $        15,320  $          --
Other Country
   Categories*        10,867,293    10,867,293               --             --
                    ----------------------------------------------------------
Total
   Investments      $ 11,615,661  $ 11,600,341  $        15,320  $          --
                    ==========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $218,863 from Level 2 to Level 1 of the vair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
British Pound Sterling                              25.7%
Euro                                                20.6
Australian Dollar                                   17.5
United States Dollar                                16.5
Norwegian Krone                                      7.4
Canadian Dollar                                      6.8
Hong Kong Dollar                                     2.6
Malaysian Ringgit                                    1.1
Turkish Lira                                         0.5
Swedish Krona                                        0.5
Thai Baht                                            0.3
South African Rand                                   0.3
Indonesian Rupiah                                    0.2
                                                   ------
     Total                                         100.0%
                                                   ======


Page 54                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 100.1%
             AUSTRALIA -- 1.4%
       2,001 GrainCorp Ltd., Class A           $      11,565
      14,752 Incitec Pivot Ltd.                       36,073
       2,324 Nufarm Ltd.                              13,361
                                               -------------
                                                      60,999
                                               -------------
             BELGIUM -- 0.3%
         375 Tessenderlo Chemie N.V. (b)              14,252
                                               -------------
             BERMUDA -- 1.6%
       1,233 Bunge Ltd.                               69,874
                                               -------------
             CANADA -- 5.3%
       1,208 Agrium, Inc.                            106,657
       7,283 Potash Corp. of Saskatchewan, Inc.      123,957
                                               -------------
                                                     230,614
                                               -------------
             CHILE -- 0.5%
       1,053 Sociedad Quimica y Minera de
                Chile S.A., Class B
                (Preference Shares)                   21,708
                                               -------------
             GERMANY -- 24.9%
       5,947 BASF SE                                 448,659
       3,889 Bayer AG                                457,134
         293 BayWa AG                                  9,897
       4,075 Evonik Industries AG                    122,254
       1,674 K+S AG                                   39,173
                                               -------------
                                                   1,077,117
                                               -------------
             INDIA -- 3.4%
       5,428 Mahindra & Mahindra Ltd.                 99,236
       1,199 PI Industries Ltd.                       10,292
       2,226 Tata Chemicals Ltd.                      12,562
       3,751 UPL Ltd.                                 27,058
                                               -------------
                                                     149,148
                                               -------------
             JAPAN -- 6.7%
      10,900 Kubota Corp.                            148,810
       9,000 Mitsui Chemicals, Inc.                   29,988
       1,400 Nissan Chemical Industries Ltd.          36,075
         400 Sakata Seed Corp.                        10,161
      14,000 Sumitomo Chemical Co., Ltd.              63,317
                                               -------------
                                                     288,351
                                               -------------
             LUXEMBOURG -- 0.3%
       1,058 Adecoagro S.A. (b)                       12,220
                                               -------------
             MALAYSIA -- 3.7%
      19,700 Hap Seng Consolidated Bhd                38,021
      69,900 Petronas Chemicals Group Bhd            120,218
                                               -------------
                                                     158,239
                                               -------------
             NETHERLANDS -- 2.7%
      11,909 CNH Industrial N.V.                      80,505
       1,842 OCI N.V. (b)                             36,072
                                               -------------
                                                     116,577
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             NORWAY -- 2.1%
       2,405 Yara International ASA            $      90,507
                                               -------------
             RUSSIA -- 2.6%
       3,344 PhosAgro OAO, GDR                        47,151
      25,671 Uralkali PJSC (b) (c)                    65,310
                                               -------------
                                                     112,461
                                               -------------
             SINGAPORE -- 3.2%
      56,000 Wilmar International Ltd.               139,600
                                               -------------
             SWITZERLAND -- 5.0%
          90 Bucher Industries AG                     21,874
         466 Syngenta AG                             193,854
                                               -------------
                                                     215,728
                                               -------------
             TAIWAN -- 0.3%
       8,569 Taiwan Fertilizer Co., Ltd.              12,953
                                               -------------
             TURKEY -- 0.3%
         467 Turk Traktor ve Ziraat
                Makineleri AS                         13,913
                                               -------------
             UNITED STATES -- 35.8%
         721 AGCO Corp.                               35,834
       2,038 CF Industries Holdings, Inc.             63,871
       2,307 Deere & Co.                             177,616
       8,589 Dow Chemical (The) Co.                  436,837
       6,641 E.I. du Pont de Nemours and Co.         420,508
       1,169 FMC Corp.                                47,192
       2,159 Monsanto Co.                            189,431
       3,082 Mosaic (The) Co.                         83,214
         537 Scotts Miracle-Gro (The) Co.,
                Class A                               39,077
         162 Terra Nitrogen Co., L.P. (d)             18,027
         476 Toro (The) Co.                           40,993
                                               -------------
                                                   1,552,600
                                               -------------
             TOTAL INVESTMENTS -- 100.1%           4,336,861
             (Cost $4,397,631) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                 (5,689)
                                               -------------
             NET ASSETS -- 100.0%              $   4,331,172
                                               =============


                        See Notes to Financial Statements                Page 55

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

MARCH 31, 2016 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $65,310 or 1.5% of net assets.

(d)   Master Limited Partnership ("MLP").

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $100,617 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $161,387.

GDR   - Global Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                      VALUE AT
INVESTMENTS          3/31/2016      LEVEL 1         LEVEL 2         LEVEL 3
------------------------------------------------------------------------------
Common Stocks:
Russia              $    112,461  $     47,151  $        65,310  $          --
Other Country
   Categories*         4,224,400     4,224,400               --             --
                    ----------------------------------------------------------
Total Investments   $  4,336,861  $  4,271,551  $        65,310  $          --
                    ==========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
United States Dollar                                43.5%
Euro                                                26.0
Japanese Yen                                         6.7
Swiss Franc                                          5.0
Malaysian Ringgit                                    3.6
Indian Rupee                                         3.4
Singapore Dollar                                     3.2
Canadian Dollar                                      2.5
Norwegian Krone                                      2.1
Russian Ruble                                        1.5
Australian Dollar                                    1.4
Chilean Peso                                         0.5
Turkish Lira                                         0.3
New Taiwan Dollar                                    0.3
                                                   ------
     Total                                         100.0%
                                                   ======


Page 56                 See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             BRAZIL -- 24.2%
      15,458 Ambev S.A., ADR                   $      80,072
      10,395 Banco Bradesco S.A., ADR                 77,443
      12,220 Banco do Brasil S.A.                     66,340
       8,895 BB Seguridade Participacoes S.A.         73,225
      17,672 BM&FBovespa S.A.                         75,197
      11,605 Braskem S.A. (Preference Shares),
                Class A                               75,007
       5,319 BRF S.A.                                 75,991
      19,283 CCR S.A.                                 75,187
       6,917 CETIP S.A. - Mercados
                Organizados                           77,141
       8,268 Cielo S.A.                               80,251
       3,088 Embraer S.A., ADR                        81,400
       9,194 Fibria Celulose S.A.                     77,477
      10,288 Hypermarcas S.A. (b)                     80,172
       8,609 Itau Unibanco Holding S.A., ADR          73,951
      32,696 Itausa-Investimentos Itau S.A.
                (Preference Shares)                   73,655
      23,683 JBS S.A.                                 72,057
      13,906 Klabin S.A.                              75,299
      23,988 Kroton Educacional S.A.                  76,588
      13,457 Lojas Renner S.A.                        78,070
      13,948 Petroleo Brasileiro S.A., ADR (b)        81,456
       5,814 Raia Drogasil S.A.                       84,357
      23,000 Suzano Papel e Celulose S.A.
                (Preference Shares), Class A          81,237
       6,737 Telefonica Brasil S.A., ADR              84,145
       4,182 Ultrapar Participacoes S.A.              80,973
      20,139 Vale S.A., ADR                           84,785
                                               -------------
                                                   1,941,476
                                               -------------
             CAYMAN ISLANDS -- 7.9%
       1,042 Alibaba Group Holding Ltd.,
                ADR (b)                               82,349
         422 Baidu, Inc., ADR (b)                     80,551
       1,907 Ctrip.com International Ltd.,
                ADR (b)                               84,404
       2,772 JD.com, Inc., ADR (b)                    73,458
         535 NetEase, Inc., ADR                       76,815
       1,027 Qihoo 360 Technology Co., Ltd.,
                ADR (b)                               77,590
       4,072 Tencent Holdings Ltd.                    83,148
       6,093 Vipshop Holdings Ltd., ADR (b)           78,478
                                               -------------
                                                     636,793
                                               -------------
             CHINA -- 16.0%
     220,411 Agricultural Bank of China Ltd.,
                Class H                               79,273
     192,950 Bank of China Ltd., Class H              80,092
      14,500 BYD Co., Ltd., Class H (b)               83,179
     124,606 China Construction Bank Corp.,
                Class H                               79,512
      33,712 China Life Insurance Co., Ltd.,
                Class H                               83,179
      38,758 China Merchants Bank Co., Ltd.,
                Class H                               81,440


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             CHINA (CONTINUED)
      22,801 China Pacific Insurance (Group)
                Co., Ltd., Class H             $      85,239
     120,506 China Petroleum & Chemical Corp.,
                Class H                               79,070
      47,500 China Shenhua Energy Co., Ltd.,
                Class H                               74,703
      32,700 China Vanke Co., Ltd., Class H           80,176
      74,600 CRRC Corp., Ltd., Class H                75,106
      49,440 Haitong Securities Co., Ltd.,
                Class H                               84,510
     143,798 Industrial and Commercial Bank of
                China Ltd., Class H                   80,451
     109,453 PetroChina Co., Ltd., Class H            72,806
      44,000 PICC Property and Casualty Co.,
                Ltd., Class H                         80,656
      17,452 Ping An Insurance (Group) Co. of
                China Ltd., Class H                   83,465
                                               -------------
                                                   1,282,857
                                               -------------
             HONG KONG -- 1.0%
      65,187 CNOOC Ltd.                               76,974
                                               -------------
             INDIA -- 20.5%
       3,844 Axis Bank Ltd., GDR                     130,119
       2,531 Dr. Reddy's Laboratories Ltd., ADR      114,376
       2,095 HDFC Bank Ltd., ADR                     129,115
      18,372 ICICI Bank Ltd., ADR                    131,544
       6,711 Infosys Ltd., ADR                       127,643
       6,809 Larsen & Toubro Ltd., GDR               122,902
       6,696 Mahindra & Mahindra Ltd., GDR           120,193
       4,004 Reliance Industries Ltd., GDR (c)       122,723
       4,439 State Bank of India, GDR                130,063
       4,487 Tata Motors Ltd., ADR (b)               130,347
      22,485 Vedanta Ltd., ADR                       123,667
      18,372 Videocon d2h Ltd., ADR (b)              135,218
      10,196 Wipro Ltd., ADR                         128,266
                                               -------------
                                                   1,646,176
                                               -------------
             JERSEY -- 1.6%
       4,182 WNS (Holdings) Ltd., ADR (b)            128,136
                                               -------------
             MAURITIUS -- 1.6%
       6,840 MakeMyTrip Ltd. (b)                     123,736
                                               -------------
             SOUTH KOREA -- 25.5%
         257 Amorepacific Corp.                       86,858
         877 Celltrion, Inc. (b) (d)                  84,203
         136 Hanmi Pharm Co., Ltd.                    83,127
         622 Hanmi Science Co., Ltd.                  81,041
         364 Hyundai Mobis Co., Ltd.                  79,255
         618 Hyundai Motor Co.                        82,411
       2,849 KB Financial Group, Inc.                 79,346
       1,921 Kia Motors Corp.                         81,133
       1,259 Korea Aerospace Industries Ltd.          71,779
         310 LG Chem Ltd.                             88,777
       3,681 LG Display Co., Ltd.                     85,620
       1,468 LG Electronics, Inc.                     79,074
         110 LG Household & Health Care Ltd.          90,897


                        See Notes to Financial Statements                Page 57

FIRST TRUST BICK INDEX FUND (BICK)

MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOUTH KOREA (CONTINUED)
         292 Lotte Chemical Corp.              $      87,197
         145 NAVER Corp.                              80,767
         421 POSCO                                    80,806
         612 Samsung C&T Corp.                        76,527
          74 Samsung Electronics Co., Ltd.            84,897
         848 Samsung Life Insurance Co., Ltd.         87,128
         920 Samsung SDI Co., Ltd.                    79,643
         479 Samsung SDS Co., Ltd.                    73,299
       2,259 Shinhan Financial Group Co., Ltd.        80,001
         398 SK Holdings Co., Ltd.                    77,609
       2,998 SK Hynix, Inc.                           73,796
         596 SK Innovation Co., Ltd.                  89,640
                                               -------------
                                                   2,044,831
                                               -------------
             UNITED KINGDOM -- 1.5%
      24,972 Vedanta Resources PLC                   123,020
                                               -------------
             TOTAL INVESTMENTS -- 99.8%            8,003,999
             (Cost $8,674,573) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                   17,781
                                               -------------
             NET ASSETS -- 100.0%              $   8,021,780
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Non-income producing security which makes in-kind distributions. For the fiscal year-to-date period (October 1, 2015 to March 31, 2016), the Fund received 34 shares of Celltrion, Inc.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $618,069 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,288,643.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1        LEVEL 2        LEVEL 3
------------------------------------------------------------------
Common Stocks*         $   8,003,999  $          --  $          --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $3,409,633 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold.


Page 58                 See Notes to Financial Statements

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             BERMUDA -- 2.0%
      21,347 Marvell Technology Group Ltd.     $     220,088
                                               -------------
             CANADA -- 5.9%
      40,024 BlackBerry Ltd. (b)                     323,794
      30,437 Celestica, Inc. (b)                     334,198
                                               -------------
                                                     657,992
                                               -------------
             CAYMAN ISLANDS -- 3.5%
     874,853 FIH Mobile Ltd.                         390,209
                                               -------------
             CHINA -- 3.7%
      40,946 BYD Co., Ltd., Class H (b) (c)          234,886
      97,973 ZTE Corp., Class H (d)                  180,226
                                               -------------
                                                     415,112
                                               -------------
             FINLAND -- 2.7%
      51,838 Nokia OYJ, ADR                          306,363
                                               -------------
             FRANCE -- 1.2%
       3,992 Orange S.A.                              69,932
       3,342 Vivendi S.A.                             70,277
                                               -------------
                                                     140,209
                                               -------------
             GERMANY -- 0.7%
       4,133 Deutsche Telekom AG                      74,189
                                               -------------
             GUERNSEY -- 1.9%
       3,592 Amdocs Ltd.                             217,029
                                               -------------
             HONG KONG -- 0.6%
       6,426 China Mobile Ltd.                        71,613
                                               -------------
             ITALY -- 0.7%
      71,113 Telecom Italia S.p.A. (b)                76,712
                                               -------------
             JAPAN -- 10.3%
       2,734 KDDI Corp.                               73,023
       7,100 Kyocera Corp.                           312,717
       3,000 NTT DOCOMO, Inc.                         68,040
       1,400 SoftBank Group Corp.                     66,750
      14,800 Sony Corp.                              380,438
     132,000 Toshiba Corp. (b)                       256,857
                                               -------------
                                                   1,157,825
                                               -------------
             NETHERLANDS -- 3.9%
       3,203 Gemalto N.V.                            236,796
      35,427 STMicroelectronics N.V.                 196,644
                                               -------------
                                                     433,440
                                               -------------
             RUSSIA -- 0.7%
       9,923 Mobile TeleSystems PJSC, ADR             80,277
                                               -------------
             SINGAPORE -- 3.1%
      28,783 Flextronics International Ltd. (b)      347,123
                                               -------------
             SOUTH KOREA -- 6.9%
       5,823 KT Corp., ADR                            78,145
       5,956 LG Electronics, Inc.                    320,820
         328 Samsung Electronics Co., Ltd.           376,299
                                               -------------
                                                     775,264
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             SPAIN -- 0.7%
       6,916 Telefonica S.A.                   $      77,533
                                               -------------
             SWEDEN -- 2.0%
      22,122 Telefonaktiebolaget LM Ericsson,
                Class B                              221,540
                                               -------------
             TAIWAN -- 8.6%
     129,363 HTC Corp.                               370,596
     436,464 Inventec Corp.                          276,655
     524,639 Wistron Corp.                           324,395
                                               -------------
                                                     971,646
                                               -------------
             UNITED KINGDOM -- 0.6%
      22,688 Vodafone Group PLC                       72,079
                                               -------------
             UNITED STATES -- 39.8%
       5,458 Agilent Technologies, Inc.              217,501
         292 Alphabet, Inc., Class C (b)             217,525
       3,847 Analog Devices, Inc.                    227,704
       3,233 Apple, Inc.                             352,365
       1,880 AT&T, Inc.                               73,640
      14,438 Benchmark Electronics, Inc. (b)         332,796
      10,396 CEVA, Inc. (b)                          233,910
       9,944 Ciena Corp. (b)                         189,135
       2,357 Crown Castle International Corp.        203,880
       6,021 Maxim Integrated Products, Inc.         221,452
      19,178 Micron Technology, Inc. (b)             200,794
       2,774 Motorola Solutions, Inc.                209,992
       4,014 QUALCOMM, Inc.                          205,276
      15,174 Sanmina Corp. (b)                       354,768
       2,148 SBA Communications Corp.,
                Class A (b)                          215,165
       3,068 Skyworks Solutions, Inc.                238,997
      20,193 Sprint Corp. (b) (c)                     70,272
       2,510 Synaptics, Inc. (b)                     200,147
       3,845 Texas Instruments, Inc.                 220,780
       1,369 Verizon Communications, Inc.             74,036
       4,317 Xilinx, Inc.                            204,755
                                               -------------
                                                   4,464,890
                                               -------------

             TOTAL COMMON STOCKS -- 99.5%         11,171,133
             (Cost $9,571,087)                 -------------

             MONEY MARKET FUNDS -- 0.7%
      77,150 Goldman Sachs Financial Square
                Treasury Obligations Fund --
                Institutional Class --
                0.19% (e) (f)                         77,150
             (Cost $77,150)                    -------------


                        See Notes to Financial Statements                Page 59

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

MARCH 31, 2016 (UNAUDITED)

PRINCIPAL
   VALUE     DESCRIPTION                               VALUE
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.4%
$    157,355 RBC Capital Markets LLC,
                0.25% (e), dated 03/31/16, due
                04/01/16, with a maturity value
                of $157,356. Collateralized by
                U.S. Treasury Notes, interest
                rates of 1.500% to 2.125%, due
                05/31/20 to 01/31/23. The value
                of the collateral including
                accrued interest is
                $161,095. (f)                  $     157,355
             (Cost $157,355)                   -------------

             TOTAL INVESTMENTS -- 101.6%          11,405,638
             (Cost $9,805,592) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.6)%               (181,326)
                                               -------------
             NET ASSETS -- 100.0%              $  11,224,312
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $224,661 and the total value of the collateral held by the Fund is $234,505.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $180,226 or 1.6% of net assets.

(e)   Interest rate shown reflects yield as of March 31, 2016.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,172,241 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $572,195.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                      VALUE AT
INVESTMENTS          3/31/2016      LEVEL 1         LEVEL 2         LEVEL 3
------------------------------------------------------------------------------
Common Stocks:
China               $    415,112  $    234,886  $       180,226  $          --
Other Country
   Categories*        10,756,021    10,756,021               --             --
                    ----------------------------------------------------------
Total Common
   Stocks             11,171,133    10,990,907          180,226             --
Money Market
   Funds                  77,150        77,150               --             --
Repurchase
   Agreements            157,355            --          157,355             --
                    ----------------------------------------------------------
Total
   Investments      $ 11,405,638  $ 11,068,057  $       337,581  $          --
                    ==========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $4,052,351 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold.


Page 60                 See Notes to Financial Statements

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

MARCH 31, 2016 (UNAUDITED)

------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     224,661
Non-cash Collateral(2)                              (224,661)
                                               -------------
Net Amount                                     $          --
                                               =============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     157,355
Non-cash Collateral(4)                              (157,355)
                                               -------------
Net Amount                                     $          --
                                               =============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 61

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.3%
             BERMUDA -- 1.1%
     288,869 Brilliance China Automotive
                Holdings Ltd.                  $     299,022
                                               -------------
             CAYMAN ISLANDS -- 0.9%
     496,021 Geely Automobile Holdings Ltd.          245,537
       2,797 Kolao Holdings                           23,113
                                               -------------
                                                     268,650
                                               -------------
             CHINA -- 4.5%
     100,824 AviChina Industry & Technology
                Co., Ltd., Class H                    75,644
      71,425 BYD Co., Ltd., Class H (b) (c)          409,729
      85,782 Chongqing Changan Automobile
                Co., Ltd., Class B                   160,675
     101,503 Dongfeng Motor Group Co., Ltd.,
                Class H                              126,660
     323,507 Great Wall Motor Co., Ltd.,
                Class H                              262,731
     229,985 Guangzhou Automobile Group
                Co., Ltd., Class H                   239,254
                                               -------------
                                                   1,274,693
                                               -------------
             FRANCE -- 6.4%
      41,336 Peugeot S.A. (c)                        708,367
      11,297 Renault S.A.                          1,122,489
                                               -------------
                                                   1,830,856
                                               -------------
             GERMANY -- 19.0%
      12,649 Bayerische Motoren Werke AG           1,161,542
      30,128 Daimler AG                            2,309,627
      15,975 Porsche Automobil Holding
                SE (Preference Shares)               823,281
       8,826 Volkswagen AG (Preference Shares)     1,123,324
                                               -------------
                                                   5,417,774
                                               -------------
             ITALY -- 0.1%
      17,334 Piaggio & C. S.p.A.                      36,786
                                               -------------
             JAPAN -- 34.6%
      21,788 Daihatsu Motor Co., Ltd.                307,039
      31,565 Fuji Heavy Industries Ltd.            1,114,851
      80,735 Honda Motor Co., Ltd.                 2,213,765
      59,459 Mazda Motor Corp.                       922,699
      64,700 Mitsubishi Motors Corp.                 484,625
     113,776 Nissan Motor Co., Ltd.                1,052,892
       8,088 Nissan Shatai Co., Ltd.                  81,423
      41,259 Suzuki Motor Corp.                    1,103,833
      39,576 Toyota Motor Corp.                    2,092,997
      29,212 Yamaha Motor Co., Ltd.                  485,893
                                               -------------
                                                   9,860,017
                                               -------------
             MALAYSIA -- 0.4%
      69,495 UMW Holdings Bhd                        122,371
                                               -------------
             SOUTH KOREA -- 8.2%
       8,660 Hyundai Motor Co.                     1,154,818
      27,065 Kia Motors Corp.                      1,143,091
       4,438 Ssangyong Motor Co. (c)                  32,055
                                               -------------
                                                   2,329,964
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             TAIWAN -- 0.7%
      72,196 China Motor Corp.                 $      51,818
      69,776 Sanyang Motor Co., Ltd. (c)              46,613
      90,253 Yulon Motor Co., Ltd.                    87,634
                                               -------------
                                                     186,065
                                               -------------
             UNITED STATES -- 23.4%
     165,119 Ford Motor Co.                        2,229,106
      70,164 General Motors Co.                    2,205,255
      19,199 Harley-Davidson, Inc.                   985,485
       5,381 Tesla Motors, Inc. (b) (c)            1,236,392
                                               -------------
                                                   6,656,238
                                               -------------
             TOTAL COMMON STOCKS -- 99.3%         28,282,436
             (Cost $33,080,072)                -------------

             MONEY MARKET FUNDS -- 1.5%
     410,744 Goldman Sachs Financial Square
                Treasury Obligations Fund --
                Institutional Class --
                0.19% (d) (e)                        410,744
             (Cost $410,744)                   -------------


 PRINCIPAL
   VALUE     DESCRIPTION                               VALUE
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.9%
$    837,745 RBC Capital Markets LLC,
                0.25% (d), dated 03/31/16, due
                04/01/16, with a maturity value
                of $837,751. Collateralized by
                U.S. Treasury Notes, interest
                rates of 1.500% to 2.125%, due
                05/31/20 to 01/31/23. The value
                of the collateral including
                accrued interest is
                $857,657. (e)                        837,745
             (Cost $837,745)                   -------------

             TOTAL INVESTMENTS -- 103.7%          29,530,925
             (Cost $34,328,561) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (3.7)%             (1,053,711)
                                               -------------
             NET ASSETS -- 100.0%              $  28,477,214
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,226,253 and the total value of the collateral held by the Fund is $1,248,489.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of March 31, 2016.

(e)   This security serves as collateral for securities on loan.


Page 62                 See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

MARCH 31, 2016 (UNAUDITED)

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $651,834 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,449,470.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1        LEVEL 2        LEVEL 3
------------------------------------------------------------------
Common Stocks*         $  28,282,436  $          --  $          --
Money Market Funds           410,744             --             --
Repurchase
   Agreements                     --        837,745             --
                       -------------------------------------------
Total Investments      $  28,693,180  $     837,745  $          --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $21,326,658 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold.

------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   1,226,253
Non-cash Collateral(2)                            (1,226,253)
                                               -------------
Net Amount                                     $          --
                                               =============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     837,745
Non-cash Collateral(4)                              (837,745)
                                               -------------
Net Amount                                     $          --
                                               =============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
Japanese Yen                                        33.4%
United States Dollar                                26.8
Euro                                                24.7
South Korean Won                                     8.0
Hong Kong Dollar                                     6.1
New Taiwan Dollar                                    0.6
Malaysian Ringgit                                    0.4
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 63

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             CANADA -- 4.1%
     422,183 Open Text Corp.                   $  21,869,080
                                               -------------
             GERMANY -- 4.1%
     266,852 SAP SE, ADR                          21,460,238
                                               -------------
             INDIA -- 1.0%
     402,997 Wipro Ltd., ADR                       5,069,702
                                               -------------
             ISRAEL -- 0.9%
      56,356 Check Point Software Technologies
                Ltd. (b)                           4,929,459
                                               -------------
             UNITED STATES -- 89.9%
     127,655 Activision Blizzard, Inc.             4,319,845
      51,973 Adobe Systems, Inc. (b)               4,875,067
     397,678 Akamai Technologies, Inc. (b)        22,098,967
      27,456 Alphabet, Inc., Class A (b)          20,946,182
      32,186 Amazon.com, Inc. (b)                 19,106,897
     116,527 Apple, Inc.                          12,700,278
     175,003 CA, Inc.                              5,388,342
     787,603 Cisco Systems, Inc.                  22,423,057
     795,202 EMC Corp.                            21,192,133
      71,062 Equinix, Inc.                        23,500,914
     211,190 F5 Networks, Inc. (b)                22,354,462
     201,759 Facebook, Inc., Class A (b)          23,020,702
     930,073 Hewlett Packard Enterprise Co.       16,490,194
      98,005 International Business
                Machines Corp.                    14,842,857
      49,431 Intuit, Inc.                          5,141,318
      61,316 j2 Global, Inc.                       3,775,839
     719,906 Juniper Networks, Inc.               18,364,802
     243,960 Microsoft Corp.                      13,473,911
     709,005 NetApp, Inc.                         19,348,747
     173,271 Netflix, Inc. (b)                    17,713,494
     152,972 NetScout Systems, Inc. (b)            3,513,767
     259,689 NetSuite, Inc. (b)                   17,786,100
     553,714 Oracle Corp.                         22,652,440
     371,779 Polycom, Inc. (b)                     4,145,336
     808,623 Rackspace Hosting, Inc. (b)          17,458,171
     262,200 Red Hat, Inc. (b)                    19,536,522
     268,033 salesforce.com, Inc. (b)             19,788,876
     761,127 Teradata Corp. (b)                   19,971,973
     348,920 VMware, Inc., Class A (b)            18,252,005
   8,375,485 Zynga, Inc., Class A (b)             19,096,106
                                               -------------
                                                 473,279,304
                                               -------------
             TOTAL INVESTMENTS -- 100.0%         526,607,783
             (Cost $502,772,181) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                   39,448
                                               -------------
             NET ASSETS -- 100.0%              $ 526,647,231
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $61,353,874 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $37,518,272.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1        LEVEL 2        LEVEL 3
------------------------------------------------------------------
Common Stocks*         $ 526,607,783  $          --  $          --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


Page 64                 See Notes to Financial Statements

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             AUSTRALIA -- 1.5%
         729 Link Administration Holdings
                Ltd. (b)                       $       4,214
       5,582 Medibank Private Ltd.                    12,537
       1,487 Shopping Centres Australasia
                Property Group                         2,610
                                               -------------
                                                      19,361
                                               -------------
             BELGIUM -- 0.9%
         405 bpost S.A.                               11,252
                                               -------------
             BERMUDA -- 1.0%
         358 Markit Ltd. (b)                          12,655
                                               -------------
             BRAZIL -- 2.6%
       4,054 BB Seguridade Participacoes S.A.         33,373
                                               -------------
             CANADA -- 1.7%
       1,206 Hydro One Ltd. (c)                       22,574
                                               -------------
             CAYMAN ISLANDS -- 20.9%
       1,733 Alibaba Group Holding Ltd.,
                ADR (b)                              136,959
       8,000 Cheung Kong Property
                Holdings Ltd.                         51,512
       2,000 HKBN Ltd.                                 2,470
       2,317 JD.com, Inc., ADR (b)                    61,401
      29,500 WH Group Ltd. (b) (c)                    21,372
                                               -------------
                                                     273,714
                                               -------------
             CHINA -- 4.2%
      22,400 China Vanke Co., Ltd., Class H           54,922
                                               -------------
             COLOMBIA -- 1.3%
       2,258 Grupo Aval Acciones y Valores
                S.A., ADR                             17,454
                                               -------------
             DENMARK -- 3.6%
         376 ISS A/S                                  15,095
         248 Pandora A/S                              32,475
                                               -------------
                                                      47,570
                                               -------------
             FRANCE -- 3.5%
         349 Elior Group (c)                           7,653
         892 Numericable-SFR S.A.                     37,545
                                               -------------
                                                      45,198
                                               -------------
             GERMANY -- 8.0%
         410 Covestro AG (b) (c)                      15,377
         225 Hella KGaA Hueck & Co.                    9,549
         127 LEG Immobilien AG                        11,973
         512 Talanx AG                                17,484
         945 Vonovia SE                               34,007
         501 Zalando SE (b) (c)                       16,447
                                               -------------
                                                     104,837
                                               -------------
             ITALY -- 3.0%
       1,230 FinecoBank Banca Fineco S.p.A.           10,357
         507 Moncler S.p.A.                            8,567
       2,648 Poste Italiane S.p.A. (b) (c)            20,038
                                               -------------
                                                      38,962
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             JAPAN -- 25.0%
         400 CYBERDYNE, Inc. (b)               $       7,641
         700 Japan Airlines Co., Ltd.                 25,638
       9,100 Japan Post Bank Co., Ltd.               111,986
       9,100 Japan Post Holdings Co., Ltd.           121,447
       1,100 Recruit Holdings Co., Ltd.               33,573
         600 Suntory Beverage & Food Ltd.             27,029
                                               -------------
                                                     327,314
                                               -------------
             MALAYSIA -- 2.1%
      16,640 IHH Healthcare Bhd                       27,978
                                               -------------
             MEXICO -- 1.7%
       5,016 Grupo Lala S.A.B. de C.V.                13,634
       6,245 Nemak S.A.B. de C.V. (c)                  8,978
                                               -------------
                                                      22,612
                                               -------------
             MULTI-NATIONAL -- 1.6%
      15,000 HKT Trust and HKT Ltd.                   20,651
                                               -------------
             NETHERLANDS -- 7.0%
       1,905 ABN AMRO Group N.V. (b) (c)              39,030
         383 Ferrari N.V. (b)                         15,971
         516 GrandVision N.V. (c)                     14,708
         676 NN Group N.V.                            22,119
                                               -------------
                                                      91,828
                                               -------------
             NEW ZEALAND -- 0.7%
       5,195 Meridian Energy Ltd.                      9,408
                                               -------------
             SPAIN -- 3.0%
         304 Aena S.A. (b) (c)                        39,245
                                               -------------
             UNITED KINGDOM -- 6.1%
         424 Atlassian Corp. PLC, Class A (b)         10,664
       2,029 Auto Trader Group PLC (c)                11,365
       1,782 CYBG PLC (b)                              5,336
       2,787 Direct Line Insurance Group PLC          14,818
       1,369 Just Eat PLC (b)                          7,419
       2,055 Merlin Entertainments PLC (c)            13,680
       4,054 Worldpay Group PLC (b) (c)               16,018
                                               -------------
                                                      79,300
                                               -------------
             TOTAL INVESTMENTS -- 99.4%            1,300,208
             (Cost $1,288,948) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.6%                    7,367
                                               -------------
             NET ASSETS -- 100.0%              $   1,307,575
                                               =============


                        See Notes to Financial Statements                Page 65

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

MARCH 31, 2016 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $98,433 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $87,173.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1        LEVEL 2        LEVEL 3
------------------------------------------------------------------
Common Stocks*         $   1,300,208  $          --  $          --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $525,127 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
Japanese Yen                                        25.2%
Euro                                                24.3
United States Dollar                                19.6
Hong Kong Dollar                                    11.6
British Pound Sterling                               5.3
Danish Krone                                         3.7
Brazilian Real                                       2.6
Malaysian Ringgit                                    2.1
Mexican Peso                                         1.7
Canadian Dollar                                      1.7
Australian Dollar                                    1.5
New Zealand Dollar                                   0.7
                                                   ------
     Total                                         100.0%
                                                   ======


Page 66                 See Notes to Financial Statements

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             ISRAEL -- 6.7%
      30,549 Check Point Software
                Technologies Ltd. (b)          $   2,672,121
      67,726 CyberArk Software Ltd. (b)            2,887,159
      52,956 Radware Ltd. (b)                        626,470
                                               -------------
                                                   6,185,750
                                               -------------
             JAPAN -- 2.8%
      69,700 Trend Micro, Inc.                     2,551,548
                                               -------------
             JERSEY -- 3.0%
     153,928 Experian PLC                          2,752,425
                                               -------------
             NETHERLANDS -- 10.9%
      60,778 AVG Technologies N.V. (b)             1,261,144
      39,876 Gemalto N.V.                          2,948,013
      71,244 NXP Semiconductors N.V. (b)           5,775,751
                                               -------------
                                                   9,984,908
                                               -------------
             SOUTH KOREA -- 3.0%
      53,556 Ahnlab, Inc.                          2,720,885
                                               -------------
             UNITED KINGDOM -- 3.2%
     354,966 BAE Systems PLC                       2,594,974
      15,415 Ultra Electronics Holdings PLC          399,622
                                               -------------
                                                   2,994,596
                                               -------------
             UNITED STATES -- 70.3%
      94,041 Akamai Technologies, Inc. (b)         5,225,858
     114,794 Barracuda Networks, Inc. (b)          1,767,828
     193,866 Cisco Systems, Inc.                   5,519,365
      88,084 Computer Sciences Corp.               3,029,209
      26,388 F5 Networks, Inc. (b)                 2,793,170
     149,806 FireEye, Inc. (b)                     2,695,010
      89,356 Fortinet, Inc. (b)                    2,736,974
      57,846 Imperva, Inc. (b)                     2,921,223
     132,935 Infoblox, Inc. (b)                    2,273,188
      46,770 Intralinks Holdings, Inc. (b)           368,548
      36,984 Itron, Inc. (b)                       1,542,972
     205,482 Juniper Networks, Inc.                5,241,846
     223,006 LifeLock, Inc. (b)                    2,691,682
      23,013 ManTech International Corp.,
                Class A                              736,186
      35,054 Palo Alto Networks, Inc. (b)          5,718,710
      54,178 Proofpoint, Inc. (b)                  2,913,693
      78,823 Qualys, Inc. (b)                      1,995,010
      49,037 Science Applications
                International Corp.                2,615,634
      58,204 Splunk, Inc. (b)                      2,847,922
     131,419 Symantec Corp.                        2,415,481
      91,304 VASCO Data Security International,
                Inc. (b)                           1,406,082
      71,424 Verint Systems, Inc. (b)              2,384,133
      50,262 VMware, Inc., Class A (b)             2,629,205
                                               -------------
                                                  64,468,929
                                               -------------

             DESCRIPTION                               VALUE
------------------------------------------------------------
             TOTAL INVESTMENTS -- 99.9%        $  91,659,041
             (Cost $99,731,751) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                   58,554
                                               -------------
             NET ASSETS -- 100.0%              $  91,717,595
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,603,858 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,676,568.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1        LEVEL 2        LEVEL 3
------------------------------------------------------------------
Common Stocks*         $  91,659,041  $          --  $          --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stock valued at $11,381,796 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015 exceeding a certain threshold.


                        See Notes to Financial Statements                Page 67

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2016 (UNAUDITED)

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value..................................................     $    157,898,345            $     84,466,800
Cash...................................................................                   --                          --
Foreign currency, at value.............................................              244,358                      10,370
Receivables:
   Capital shares sold.................................................              607,766                          --
   Investment securities sold..........................................                   --                      56,718
   Reclaims............................................................              417,253                      36,555
   Dividends...........................................................              255,989                     292,708
   Interest............................................................                   14                          96
   Securities lending income...........................................                   --                          --
   From investment advisor.............................................                   --                          --
Prepaid expenses.......................................................                6,234                       4,215
                                                                            ----------------            ----------------
   TOTAL ASSETS........................................................          159,429,959                  84,867,462
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian.......................................................                   --                          --
Due to custodian foreign currency......................................                   --                          --
Payables:
   Investment securities purchased.....................................              604,476                      17,285
   Investment advisory fees............................................               63,728                      19,381
   Printing fees.......................................................               20,269                      14,350
   Audit and tax fees..................................................               14,387                      17,250
   Trustees' fees......................................................                2,883                       2,933
   Currency payable....................................................                2,288                          17
   Collateral for securities on loan...................................                   --                          --
   Licensing fees......................................................                   --                      26,557
Other liabilities......................................................               54,737                      47,537
                                                                            ----------------            ----------------
   TOTAL LIABILITIES...................................................              762,768                     145,310
                                                                            ----------------            ----------------

NET ASSETS.............................................................     $    158,667,191            $     84,722,152
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $    196,072,823            $     71,439,488
Par value..............................................................              130,533                      19,000
Accumulated net investment income (loss)...............................              800,546                    (829,295)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (21,665,195)                  1,794,339
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................          (16,671,516)                 12,298,620
                                                                            ----------------            ----------------
NET ASSETS.............................................................     $    158,667,191            $     84,722,152
                                                                            ================            ================

NET ASSET VALUE, per share.............................................     $          12.16            $          44.59
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................           13,053,334                   1,900,002
                                                                            ================            ================
Investments, at cost...................................................     $    174,543,088            $     72,168,907
                                                                            ================            ================
Foreign currency, at cost (proceeds)...................................     $        243,798            $         10,293
                                                                            ================            ================
Securities on loan, at value...........................................     $             --            $             --
                                                                            ================            ================


Page 68                  See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST              ISE GLOBAL             NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL            ISE GLOBAL               ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND               INDEX FUND               INDEX FUND               INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   348,534,227          $    45,355,557          $    14,250,486          $    11,025,649          $    11,615,661
                   --                       --                   27,674                       --                   52,991
              241,066                       --                       --                       --                       --

                   --                       --                       --                       --                       --
                   --                  495,723                       --                       --                       --
              678,024                  120,880                    9,829                    5,847                       --
            2,104,778                   58,680                   48,634                   11,088                   44,933
                  439                        3                       --                       --                       --
                   --                       --                      205                    1,008                       --
                   --                       --                       --                      735                       --
                6,444                    4,034                    3,865                       74                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          351,564,978               46,034,877               14,340,693               11,044,401               11,713,585
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                   49,979                       --                    9,992                       --
                   --                    1,901                      602                    1,259                    8,299

            2,743,904                  497,089                       --                       --                       --
              116,994                   19,546                      341                       --                    6,883
               46,039                    8,594                    2,471                    2,575                       --
               17,250                   16,125                   16,125                   16,125                       --
                2,737                    2,972                    2,990                    2,993                       --
                  782                      310                        6                       --                        1
                   --                       --                  273,337                  608,751                       --
               84,383                   10,401                    3,173                    2,222                       --
              140,277                   19,594                    9,076                    6,321                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            3,152,366                  626,511                  308,121                  650,238                   15,183
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   348,412,612          $    45,408,366          $    14,032,572          $    10,394,163          $    11,698,402
      ===============          ===============          ===============          ===============          ===============

      $   442,635,936          $   111,585,050          $    20,480,444          $    14,124,639          $    74,073,155
              154,000                   39,000                    3,000                    3,000                   11,500
            1,537,727                 (130,793)                  41,104                   21,126                   (2,388)

         (53,682,856)              (63,296,195)              (6,073,373)              (3,731,153)             (62,941,200)

         (42,232,195)               (2,788,696)                (418,603)                 (23,449)                 557,335
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   348,412,612          $    45,408,366          $    14,032,572          $    10,394,163          $    11,698,402
      ===============          ===============          ===============          ===============          ===============

      $         22.62          $         11.64          $         46.77          $         34.65          $         10.17
      ===============          ===============          ===============          ===============          ===============

           15,400,002                3,900,002                  300,002                  300,002                1,150,002
      ===============          ===============          ===============          ===============          ===============
      $   390,787,537          $    48,135,421          $    14,667,888          $    11,048,994          $    11,059,760
      ===============          ===============          ===============          ===============          ===============
      $       240,245          $        (2,574)         $          (570)         $        (1,246)         $        (8,185)
      ===============          ===============          ===============          ===============          ===============
      $            --          $            --          $       257,210          $       293,626          $            --
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2016 (UNAUDITED)

                                                                              FIRST TRUST                 FIRST TRUST
                                                                              INDXX GLOBAL                    BICK
                                                                            AGRICULTURE ETF                INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value..................................................     $      4,336,861            $      8,003,999
Cash...................................................................                   --                      16,035
Foreign currency, at value.............................................                   --                          --
Receivables:
   Capital shares sold.................................................                   --                          --
   Investment securities sold..........................................                   --                          --
   Reclaims............................................................                   72                          --
   Dividends...........................................................                7,780                      33,151
   Interest............................................................                   --                          --
   Securities lending income...........................................                   --                          --
   From investment advisor.............................................                   --                          --
Prepaid expenses.......................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL ASSETS........................................................            4,344,713                   8,053,185
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian.......................................................                8,368                          --
Due to custodian foreign currency......................................                2,632                         350
Payables:
   Investment securities purchased.....................................                   --                      26,861
   Investment advisory fees............................................                2,541                       4,194
   Printing fees.......................................................                   --                          --
   Audit and tax fees..................................................                   --                          --
   Trustees' fees......................................................                   --                          --
   Currency payable....................................................                   --                          --
   Collateral for securities on loan...................................                   --                          --
   Licensing fees......................................................                   --                          --
Other liabilities......................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL LIABILITIES...................................................               13,541                      31,405
                                                                            ----------------            ----------------

NET ASSETS.............................................................     $      4,331,172            $      8,021,780
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $     24,185,259            $     21,706,298
Par value..............................................................               10,500                       4,000
Accumulated net investment income (loss)...............................              (45,664)                     (6,185)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (19,758,179)                (13,012,991)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................              (60,744)                   (669,342)
                                                                            ----------------            ----------------
NET ASSETS.............................................................     $      4,331,172            $      8,021,780
                                                                            ================            ================

NET ASSET VALUE, per share.............................................     $           4.12            $          20.05
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            1,050,002                     400,002
                                                                            ================            ================
Investments, at cost...................................................     $      4,397,631            $      8,674,573
                                                                            ================            ================
Foreign currency, at cost (proceeds)...................................     $         (2,651)           $           (360)
                                                                            ================            ================
Securities on loan, at value...........................................     $             --            $             --
                                                                            ================            ================


Page 70                 See Notes to Financial Statements

        FIRST TRUST              FIRST TRUST              FIRST TRUST                                       FIRST TRUST
          NASDAQ                NASDAQ GLOBAL              ISE CLOUD               FIRST TRUST                NASDAQ
        SMARTPHONE                  AUTO                   COMPUTING              INTERNATIONAL            CYBERSECURITY
        INDEX FUND               INDEX FUND               INDEX FUND                 IPO ETF                    ETF
          (FONE)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $    11,405,638          $    29,530,925          $   526,607,783          $     1,300,208          $    91,659,041
               43,162                   30,673                   34,867                    2,227                       --
                   --                       --                       --                    8,863                  139,258

                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                1,025                   14,709                   89,498                      409                    4,229
               15,207                  163,525                  176,401                    5,614                    3,116
                   --                       --                       --                       --                       --
                  571                    3,443                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           11,465,603               29,743,275              526,908,549                1,317,321               91,805,644
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                       --                   42,793
                  290                    1,098                    1,304                       --                       --

                   --                       --                       --                    8,999                       --
                6,496                   16,474                  260,014                      746                   45,256
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                        1                       --
              234,505                1,248,489                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
              241,291                1,266,061                  261,318                    9,746                   88,049
      ---------------          ---------------          ---------------          ---------------          ---------------

      $    11,224,312          $    28,477,214          $   526,647,231          $     1,307,575          $    91,717,595
      ===============          ===============          ===============          ===============          ===============

      $    10,845,576          $    35,439,656          $   499,657,805          $     1,553,417          $   105,773,265
                3,000                    8,500                  178,000                      500                   54,000
                4,519                  100,297                   (5,745)                   5,291                  (24,311)

           (1,229,011)              (2,276,481)               2,982,100                 (262,989)              (6,014,058)

            1,600,228               (4,794,758)              23,835,071                   11,356               (8,071,301)
      ---------------          ---------------          ---------------          ---------------          ---------------
      $    11,224,312          $    28,477,214          $   526,647,231          $     1,307,575          $    91,717,595
      ===============          ===============          ===============          ===============          ===============

      $         37.41          $         33.50          $         29.59          $         26.15          $         16.98
      ===============          ===============          ===============          ===============          ===============

              300,002                  850,002               17,800,002                   50,002                5,400,002
      ===============          ===============          ===============          ===============          ===============
      $     9,805,592          $    34,328,561          $   502,772,181          $     1,288,948          $    99,731,751
      ===============          ===============          ===============          ===============          ===============
      $          (289)         $        (1,108)         $        (1,247)         $         8,605          $       137,979
      ===============          ===============          ===============          ===============          ===============
      $       224,661          $     1,226,253          $            --          $            --          $            --
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2016 (UNAUDITED)

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $      2,318,014            $      1,754,454
Interest...............................................................                  136                         480
Foreign tax withholding................................................             (114,872)                    (62,125)
Securities lending income (net of fees)................................                   --                          --
                                                                            ----------------            ----------------
   Total investment income.............................................            2,203,278                   1,692,809
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................              319,619                     188,736
Licensing fees.........................................................               47,373                      56,621
Accounting and administration fees.....................................               38,133                      29,752
Printing fees..........................................................               22,075                      15,485
Expenses previously waived or reimbursed...............................               14,827                          --
Audit and tax fees.....................................................               11,843                      13,631
Custodian fees.........................................................                9,966                      16,189
Trustees' fees and expenses............................................                4,289                       4,187
Transfer agent fees....................................................                3,995                       2,359
Listing fees...........................................................                3,894                       3,894
Registration and filing fees...........................................                  259                         259
Legal fees.............................................................               (1,763)                       (703)
Excise tax.............................................................                   --                          --
Foreign capital gains tax..............................................                   --                          --
Other expenses.........................................................                4,919                       4,510
                                                                            ----------------            ----------------
   Total expenses......................................................              479,429                     334,920
   Less fees waived and expenses reimbursed by the investment advisor..                   --                     (51,816)
                                                                            ----------------            ----------------
   Net expenses........................................................              479,429                     283,104
                                                                            ----------------            ----------------

NET INVESTMENT INCOME (LOSS)...........................................            1,723,849                   1,409,705
                                                                            ----------------            ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             (518,510)                    182,112
   In-kind redemptions.................................................              225,758                   4,868,285
   Foreign currency transactions.......................................              (96,767)                     (4,527)
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................             (389,519)                  5,045,870
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................            3,083,496                   1,080,373
   Foreign currency translation........................................               27,629                       2,661
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................            3,111,125                   1,083,034
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................            2,721,606                   6,128,904
                                                                            ----------------            ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS........................................................     $      4,445,455            $      7,538,609
                                                                            ================            ================


(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 72                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST              ISE GLOBAL             NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL            ISE GLOBAL               ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND               INDEX FUND               INDEX FUND               INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $     8,783,522          $       468,963          $       102,090          $        64,528          $       146,069
                  699                       13                       --                       --                       --
             (505,065)                 (44,706)                  (8,782)                  (3,751)                 (11,200)
                   --                       --                    3,840                    5,869                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            8,279,156                  424,270                   97,148                   66,646                  134,869
      ---------------          ---------------          ---------------          ---------------          ---------------


              735,754                   84,953                   28,142                   21,452                   42,460 (a)
              109,836                   21,238                    7,035                    4,827                       --
               87,145                   11,428                    5,405                    3,740                       --
               46,984                    9,935                    3,123                    3,068                       --
                   --                       --                       --                       --                       --
               13,631                   13,256                   13,256                   13,256                       --
               52,015                    8,611                    3,273                    1,282                       --
                4,580                    4,071                    4,045                    4,021                       --
                9,197                    1,062                      352                      268                       --
                3,774                    3,581                    3,581                    2,854                       --
                  259                      259                      259                      259                       --
               (5,203)                    (131)                       1                      (74)                      --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                8,666                    3,087                    3,006                    2,320                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,066,638                  161,350                   71,478                   57,273                   42,460
                   --                  (33,920)                 (22,230)                 (19,732)                      --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,066,638                  127,430                   49,248                   37,541                   42,460
      ---------------          ---------------          ---------------          ---------------          ---------------

            7,212,518                  296,840                   47,900                   29,105                   92,409
      ---------------          ---------------          ---------------          ---------------          ---------------



          (14,336,542)               1,687,266                 (208,659)                  99,530              (15,187,788)
           (2,337,440)                      --                  380,624                  174,880                   (9,894)
              (30,189)                 (16,319)                     (31)                  (9,429)                  10,086
      ---------------          ---------------          ---------------          ---------------          ---------------
          (16,704,171)               1,670,947                  171,934                  264,981              (15,187,596)
      ---------------          ---------------          ---------------          ---------------          ---------------

           31,746,932                3,393,181                  717,684                  616,728               14,253,375
               86,055                    2,984                      476                   (1,454)                   1,384
      ---------------          ---------------          ---------------          ---------------          ---------------
           31,832,987                3,396,165                  718,160                  615,274               14,254,759
      ---------------          ---------------          ---------------          ---------------          ---------------

           15,128,816                5,067,112                  890,094                  880,255                 (932,837)
      ---------------          ---------------          ---------------          ---------------          ---------------
      $    22,341,334          $     5,363,952          $       937,994          $       909,360          $      (840,428)
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND II

FOR THE SIX MONTHS ENDED MARCH 31, 2016 (UNAUDITED)

                                                                              FIRST TRUST
                                                                              INDXX GLOBAL                FIRST TRUST
                                                                              AGRICULTURE                     BICK
                                                                                  ETF                      INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $         33,278            $         70,016
Interest...............................................................                   --                          --
Foreign tax withholding................................................               (1,177)                     (5,302)
Securities lending income (net of fees)................................                   --                          --
                                                                            ----------------            ----------------
   Total investment income.............................................               32,101                      64,714
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................               16,669 (a)                  24,423 (a)
Licensing fees.........................................................                   --                          --
Accounting and administration fees.....................................                   --                          --
Printing fees..........................................................                   --                          --
Expenses previously waived or reimbursed...............................                   --                          --
Audit and tax fees.....................................................                   --                          --
Custodian fees.........................................................                   --                          --
Trustees' fees and expenses............................................                   --                          --
Transfer agent fees....................................................                   --                          --
Listing fees...........................................................                   --                          --
Registration and filing fees...........................................                   --                          --
Legal fees.............................................................                   --                          --
Excise tax.............................................................                   --                          --
Foreign capital gains tax..............................................                  501                          --
Other expenses.........................................................                   --                          --
                                                                            ----------------            ----------------
   Total expenses......................................................               17,170                      24,423
   Less fees waived and expenses reimbursed by the investment advisor..                  --                           --
                                                                            ----------------            ----------------
   Net expenses........................................................               17,170                      24,423
                                                                            ----------------            ----------------

NET INVESTMENT INCOME (LOSS)...........................................               14,931                      40,291
                                                                            ----------------            ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           (6,308,600)                   (476,064)
   In-kind redemptions.................................................              (15,785)                         --
   Foreign currency transactions.......................................                 (773)                        410
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................           (6,325,158)                   (475,654)
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................            5,074,811                   1,000,588
   Foreign currency translation........................................                 (274)                      1,280
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................            5,074,537                   1,001,868
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (1,250,621)                    526,214
                                                                            ----------------            ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $     (1,235,690)           $        566,505
                                                                            ================            ================


(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 74                 See Notes to Financial Statements

        FIRST TRUST              FIRST TRUST              FIRST TRUST                                       FIRST TRUST
          NASDAQ                NASDAQ GLOBAL              ISE CLOUD               FIRST TRUST                NASDAQ
        SMARTPHONE                  AUTO                   COMPUTING              INTERNATIONAL            CYBERSECURITY
        INDEX FUND               INDEX FUND               INDEX FUND                 IPO ETF                    ETF
          (FONE)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $        65,153          $       417,719          $     3,133,613          $        15,323          $     1,476,811
                   --                       --                       --                       --                       --
               (3,769)                 (29,038)                 (39,218)                    (870)                  (8,291)
                2,268                    8,582                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
               63,652                  397,263                3,094,395                   14,453                1,468,520
      ---------------          ---------------          ---------------          ---------------          ---------------


               37,737 (a)              117,831 (a)            1,538,100 (a)                4,523 (a)              282,871 (a)
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                      124                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
               37,737                  117,831                1,538,100                    4,647                  282,871
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
               37,737                  117,831                1,538,100                    4,647                  282,871
      ---------------          ---------------          ---------------          ---------------          ---------------

               25,915                  279,432                1,556,295                    9,806                1,185,649
      ---------------          ---------------          ---------------          ---------------          ---------------



              (44,750)                (779,117)             (13,296,237)                (117,704)              (6,497,288)
                   --                 (295,545)              24,606,954                       --                1,288,307
                 (351)                     741                  (14,123)                    (492)                   7,763
      ---------------          ---------------          ---------------          ---------------          ---------------
              (45,101)              (1,073,921)              11,296,594                 (118,196)              (5,201,218)
      ---------------          ---------------          ---------------          ---------------          ---------------

              795,897                  294,088               11,282,204                  158,111                1,488,505
                  395                    2,876                      937                      105                    1,408
      ---------------          ---------------          ---------------          ---------------          ---------------
              796,292                  296,964               11,283,141                  158,216                1,489,913
      ---------------          ---------------          ---------------          ---------------          ---------------

              751,191                 (776,957)              22,579,735                   40,020               (3,711,305)
      ---------------          ---------------          ---------------          ---------------          ---------------
      $       777,106          $      (497,525)              24,136,030          $        49,826          $    (2,525,656)
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               FIRST TRUST
                                                                                            STOXX(R) EUROPEAN
                                                                                             SELECT DIVIDEND
                                                                                                INDEX FUND
                                                                                                  (FDD)
                                                                            --------------------------------------------------
                                                                                   For the
                                                                               Six Months Ended                For the
                                                                                  3/31/2016                   Year Ended
                                                                                 (Unaudited)                  9/30/2015
                                                                            ----------------------      ----------------------
OPERATIONS:
   Net investment income (loss)...........................................      $    1,723,849              $    8,235,838
   Net realized gain (loss)...............................................            (389,519)                 (5,843,257)
   Net change in unrealized appreciation (depreciation)...................           3,111,125                 (19,358,491)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................................           4,445,455                 (16,965,910)
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................          (1,076,805)                 (8,201,944)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................           1,832,253                  64,636,030
   Cost of shares redeemed................................................         (12,284,462)                (41,197,802)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................................         (10,452,209)                 23,438,228
                                                                                --------------              --------------
   Total increase (decrease) in net assets................................          (7,083,559)                 (1,729,626)

NET ASSETS:
   Beginning of period....................................................         165,750,750                 167,480,376
                                                                                --------------              --------------
   End of period..........................................................      $  158,667,191               $ 165,750,750
                                                                                ==============              ==============
   Accumulated net investment income (loss)
      at end of period....................................................      $      800,546              $      153,502
                                                                                ==============              ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................          13,903,334                  12,403,334
   Shares sold............................................................             150,000                   4,800,000
   Shares redeemed........................................................          (1,000,000)                 (3,300,000)
                                                                                --------------              --------------
   Shares outstanding, end of period......................................          13,053,334                  13,903,334
                                                                                ==============              ==============


Page 76                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST                               FIRST TRUST
            FTSE EPRA/NAREIT                              DOW JONES                                    ISE
     DEVELOPED MARKETS REAL ESTATE                 GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
               INDEX FUND                                INDEX FUND                                INDEX FUND
                 (FFR)                                      (FGD)                                     (FAN)
----------------------------------------   ---------------------------------------   ---------------------------------------
     For the                                      For the                                   For the
 Six Months Ended            For the         Six Months Ended          For the         Six Months Ended          For the
    3/31/2016              Year Ended            3/31/2016           Year Ended            3/31/2016           Year Ended
   (Unaudited)              9/30/2015           (Unaudited)           9/30/2015           (Unaudited)           9/30/2015
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $      1,409,705      $      3,034,116     $      7,212,518     $     24,558,318     $        296,840     $      1,246,949
        5,045,870             5,040,093          (16,704,171)           3,575,710            1,670,947           (1,291,619)
        1,083,034            (4,478,864)          31,832,987         (102,879,130)           3,396,165           (7,737,713)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        7,538,609             3,595,345           22,341,334          (74,745,102)           5,363,952           (7,782,383)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

         (588,431)           (3,347,582)          (5,972,960)         (25,805,512)            (450,230)          (1,408,061)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


               --             6,952,593                   --          121,307,517              535,709            7,738,192
      (20,622,277)          (17,693,305)         (75,400,755)        (175,503,628)                  --          (45,334,299)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      (20,622,277)          (10,740,712)         (75,400,755)         (54,196,111)             535,709          (37,596,107)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
      (13,672,099)          (10,492,949)         (59,032,381)        (154,746,725)           5,449,431          (46,786,551)


       98,394,251           108,887,200          407,444,993          562,191,718           39,958,935           86,745,486
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     84,722,152      $     98,394,251     $    348,412,612     $    407,444,993     $     45,408,366     $     39,958,935
 ================      ================     ================     ================     ================     ================

 $       (829,295)     $     (1,650,569)    $      1,537,727     $        298,169     $       (130,793)    $         22,597
 ================      ================     ================     ================     ================     ================


        2,400,002             2,650,002           18,850,002           21,100,002            3,850,002            7,500,002
               --               150,000                   --            4,750,000               50,000              650,000
         (500,000)             (400,000)          (3,450,000)          (7,000,000)                  --           (4,300,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        1,900,002             2,400,002           15,400,002           18,850,002            3,900,002            3,850,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 77

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                               FIRST TRUST
                                                                                                ISE GLOBAL
                                                                                       ENGINEERING AND CONSTRUCTION
                                                                                                INDEX FUND
                                                                                                  (FLM)
                                                                            --------------------------------------------------
                                                                                   For the
                                                                               Six Months Ended                For the
                                                                                  3/31/2016                   Year Ended
                                                                                 (Unaudited)                  9/30/2015
                                                                            ----------------------      ----------------------
OPERATIONS:
   Net investment income (loss)...........................................      $       47,900              $      165,260
   Net realized gain (loss)...............................................             171,934                  (1,370,314)
   Net change in unrealized appreciation (depreciation)...................             718,160                     165,829
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................................             937,994                  (1,039,225)
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................             (29,040)                   (139,581)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................                  --                   4,507,454
   Cost of shares redeemed................................................          (2,336,235)                 (4,710,177)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................................          (2,336,235)                   (202,723)
                                                                                --------------              --------------
   Total increase (decrease) in net assets................................          (1,427,281)                 (1,381,529)

NET ASSETS:
   Beginning of period....................................................          15,459,853                  16,841,382
                                                                                --------------              --------------
   End of period..........................................................      $   14,032,572              $   15,459,853
                                                                                ==============              ==============
   Accumulated net investment income (loss)
      at end of period....................................................      $       41,104              $       22,244
                                                                                ==============              ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................             350,002                     350,002
   Shares sold............................................................                  --                     100,000
   Shares redeemed........................................................             (50,000)                   (100,000)
                                                                                --------------              --------------
   Shares outstanding, end of period......................................             300,002                     350,002
                                                                                ==============              ==============


Page 78                  See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)                         INDXX GLOBAL                               FIRST TRUST
       SMART GRID INFRASTRUCTURE                      NATURAL RESOURCES                           INDXX GLOBAL
               INDEX FUND                                INCOME ETF                              AGRICULTURE ETF
                 (GRID)                                    (FTRI)                                    (FTAG)
----------------------------------------   ---------------------------------------   ---------------------------------------
     For the                                      For the                                   For the
 Six Months Ended            For the         Six Months Ended          For the         Six Months Ended          For the
    3/31/2016              Year Ended            3/31/2016           Year Ended            3/31/2016           Year Ended
   (Unaudited)              9/30/2015           (Unaudited)           9/30/2015           (Unaudited)           9/30/2015
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $         29,105      $        133,366     $         92,409     $        249,309     $         14,931     $        107,983
          264,981               463,799          (15,187,596)          (8,515,191)          (6,325,158)          (3,023,145)
          615,274            (1,806,629)          14,254,759           (4,505,248)           5,074,537           (2,839,323)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

          909,360            (1,209,464)            (840,428)         (12,771,130)          (1,235,690)          (5,754,485)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


          (27,440)             (128,471)            (115,000)            (222,530)             (44,990)            (182,070)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


                --             1,784,568              868,326            9,152,420              639,986              999,338
       (1,521,381)           (3,564,537)            (857,179)         (10,001,704)            (407,837)            (359,749)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (1,521,381)           (1,779,969)              11,147             (849,284)             232,149              639,589
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
         (639,461)           (3,117,904)            (944,281)         (13,842,944)          (1,048,531)          (5,296,966)


       11,033,624            14,151,528           12,642,683           26,485,627            5,379,703           10,676,669
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     10,394,163      $     11,033,624     $     11,698,402     $     12,642,683     $      4,331,172     $      5,379,703
 ================      ================     ================     ================     ================     ================

 $         21,126      $         19,461     $         (2,388)    $         20,203     $        (45,664)    $       (15,605)
 ================      ================     ================     ================     ================     ================


          350,002               400,002            1,150,002            1,250,002            1,000,002              950,002
               --                50,000              100,000              500,000              150,000              100,000
          (50,000)             (100,000)            (100,000)            (600,000)            (100,000)             (50,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          300,002               350,002            1,150,002            1,150,002            1,050,002            1,000,002
 ================      ================     ================     ================     ================     ================

                        See Notes to Financial Statements                Page 79

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                               FIRST TRUST
                                                                                                   BICK
                                                                                                INDEX FUND
                                                                                                  (BICK)
                                                                            --------------------------------------------------
                                                                                   For the
                                                                               Six Months Ended                For the
                                                                                  3/31/2016                   Year Ended
                                                                                 (Unaudited)                  9/30/2015
                                                                            ----------------------      ----------------------
OPERATIONS:
   Net investment income (loss)...........................................      $       40,291              $      154,476
   Net realized gain (loss)...............................................            (475,654)                 (1,085,425)
   Net change in unrealized appreciation (depreciation)...................           1,001,868                  (2,121,885)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................................             566,505                  (3,052,834)
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................             (47,840)                   (176,845)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................                  --                   1,246,188
   Cost of shares redeemed................................................                  --                  (8,094,394)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................................                  --                  (6,848,206)
                                                                                --------------              --------------
   Total increase (decrease) in net assets................................             518,665                 (10,077,885)

NET ASSETS:
   Beginning of period....................................................           7,503,115                  17,581,000
                                                                                --------------              --------------
   End of period..........................................................      $    8,021,780              $    7,503,115
                                                                                ==============              ==============
   Accumulated net investment income (loss)
      at end of period....................................................      $       (6,185)             $        1,364
                                                                                ==============              ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................             400,002                     700,002
   Shares sold............................................................                  --                      50,000
   Shares redeemed........................................................                  --                    (350,000)
                                                                                --------------              --------------
   Shares outstanding, end of period......................................             400,002                     400,002
                                                                                ==============              ==============


Page 80                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST                               FIRST TRUST
                 NASDAQ                                    NASDAQ                                      ISE
               SMARTPHONE                                GLOBAL AUTO                             CLOUD COMPUTING
               INDEX FUND                                INDEX FUND                                INDEX FUND
                 (FONE)                                    (CARZ)                                    (SKYY)
----------------------------------------   ---------------------------------------   ---------------------------------------
     For the                                      For the                                   For the
 Six Months Ended            For the         Six Months Ended          For the         Six Months Ended          For the
    3/31/2016              Year Ended            3/31/2016           Year Ended            3/31/2016           Year Ended
   (Unaudited)              9/30/2015           (Unaudited)           9/30/2015           (Unaudited)           9/30/2015
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $         25,915      $        107,387     $        279,432     $        476,582     $      1,556,295     $      1,314,355
          (45,101)              624,714           (1,073,921)           3,623,757           11,296,594           18,152,026
          796,292            (1,209,385)             296,964           (8,625,254)          11,283,141          (13,775,470)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

          777,106              (477,284)            (497,525)          (4,524,915)          24,136,030            5,690,911
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


          (31,380)             (103,321)            (264,926)            (507,046)          (1,562,040)          (1,374,745)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


               --                    --            5,552,415            5,836,355           96,500,066          191,542,480
               --                    --           (8,103,875)         (33,494,043)         (62,717,474)         (67,319,015)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

               --                    --           (2,551,460)         (27,657,688)          33,782,592          124,223,465
-----------------     -----------------    -----------------    -----------------    -----------------    -----------------
          745,726              (580,605)          (3,313,911)         (32,689,649)          56,356,582          128,539,631


       10,478,586            11,059,191           31,791,125           64,480,774          470,290,649          341,751,018
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     11,224,312      $     10,478,586     $     28,477,214     $     31,791,125     $    526,647,231     $    470,290,649
 ================      ================     ================     ================     ================     ================

 $          4,519      $          9,984     $        100,297     $         85,791     $         (5,745)    $             --
 ================      ================     ================     ================     ================     ================


          300,002               300,002              950,002            1,700,002           16,750,002           12,500,002
               --                    --              150,000              150,000            3,250,000            6,500,000
               --                    --             (250,000)            (900,000)          (2,200,000)          (2,250,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          300,002               300,002              850,002              950,002           17,800,002           16,750,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 81

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                               FIRST TRUST
                                                                                              INTERNATIONAL
                                                                                                 IPO ETF
                                                                                                  (FPXI)
                                                                            --------------------------------------------------
                                                                                   For the                  For the Period
                                                                               Six Months Ended              11/4/2014 (a)
                                                                                  3/31/2016                     through
                                                                                 (Unaudited)                   9/30/2015
                                                                            ----------------------      ----------------------
OPERATIONS:
   Net investment income (loss)...........................................      $        9,806              $       18,980
   Net realized gain (loss)...............................................            (118,196)                   (141,373)
   Net change in unrealized appreciation (depreciation)...................             158,216                    (146,860)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................................              49,826                    (269,253)
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................              (4,515)                    (19,216)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................                  --                   3,000,557
   Cost of shares redeemed................................................                  --                  (1,449,824)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................................                  --                   1,550,733
                                                                                --------------              --------------
   Total increase (decrease) in net assets................................              45,311                   1,262,264

NET ASSETS:
   Beginning of period....................................................           1,262,264                          --
                                                                                --------------              --------------
   End of period..........................................................      $    1,307,575              $    1,262,264
                                                                                ==============              ==============
   Accumulated net investment income (loss)
      at end of period....................................................      $        5,291              $           --
                                                                                ==============              ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................              50,002                          --
   Shares sold............................................................                  --                     100,002
   Shares redeemed........................................................                  --                     (50,000)
                                                                                --------------              --------------
   Shares outstanding, end of period......................................              50,002                      50,002
                                                                                ==============              ==============

(a) Inception date is November 4, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established. (b) -Inception date is July 6, 2015, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 82                 See Notes to Financial Statements

              FIRST TRUST
                 NASDAQ
           CYBERSECURITY ETF
                 (CIBR)
----------------------------------------
     For the            For the Period
 Six Months Ended        7/6/2015 (b)
    3/31/2016              through
   (Unaudited)            9/30/2015
------------------    ------------------


 $      1,185,649      $        (39,697)
       (5,201,218)             (788,581)
        1,489,913            (9,561,214)
 ----------------      ----------------

       (2,525,656)          (10,389,492)
 ----------------      ----------------


       (1,209,960)                   --
 ----------------      ----------------


       32,609,434            90,142,784
      (16,909,515)                   --
 ----------------      ----------------

       15,699,919            90,142,784
 ----------------      ----------------
       11,964,303            79,753,292


       79,753,292                    --
 ----------------      ----------------
 $     91,717,595      $     79,753,292
 ================      ================

 $        (24,311)     $             --
 ================      ================


        4,650,002                    --
        1,800,000             4,650,002
       (1,050,000)                   --
 ----------------      ----------------
        5,400,002             4,650,002
 ================      ================

                        See Notes to Financial Statements                Page 83

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED SEPTEMBER 30,
                                          3/31/2016         ---------------------------------------------------------------------
                                         (UNAUDITED)            2015          2014          2013          2012          2011
                                        -------------       ------------- ------------- ------------- ------------- -------------

Net asset value, beginning of period      $   11.92           $   13.50     $   12.94     $   11.89     $   11.63     $   13.09
                                          ---------           ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.13                0.55          0.58          0.46          0.64          0.67
Net realized and unrealized gain (loss)        0.19               (1.59)         0.57          1.06          0.23         (1.46)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total from investment operations               0.32               (1.04)         1.15          1.52          0.87         (0.79)
                                          ---------           ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.08)              (0.54)        (0.59)        (0.47)        (0.61)        (0.67)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $   12.16           $   11.92     $   13.50     $   12.94     $   11.89     $   11.63
                                          =========           =========     =========     =========     =========     =========
TOTAL RETURN (a)                               2.71%              (7.90)%        8.68%        13.29%         7.73%        (6.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 158,667           $ 165,751     $ 167,480     $  58,292     $  16,088     $   8,762

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.60% (b)           0.60%         0.64%         0.90%         1.67%         1.93%
Ratio of net expenses to average
   net assets                                  0.60% (b)           0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                          2.16% (b)           4.45%         4.90%         5.09%         5.98%         5.09%
Portfolio turnover rate (c)                      32%                 33%           32%           32%           31%           27%

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED SEPTEMBER 30,
                                          3/31/2016         ---------------------------------------------------------------------
                                         (UNAUDITED)            2015          2014          2013          2012          2011
                                        -------------       ------------- ------------- ------------- ------------- -------------

Net asset value, beginning of period      $   41.00           $   41.09     $   39.87     $   37.87     $   30.00     $   33.85
                                          ---------           ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.53                1.15          1.05          0.95          0.99          1.05
Net realized and unrealized gain (loss)        3.34                0.11          1.27          2.80          7.96         (3.64)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total from investment operations               3.87                1.26          2.32          3.75          8.95         (2.59)
                                          ---------           ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.28)              (1.35)        (1.10)        (1.75)        (1.08)        (1.26)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $   44.59           $   41.00     $   41.09     $   39.87     $   37.87     $   30.00
                                          =========           =========     =========     =========     =========     =========
TOTAL RETURN (a)                               9.46%               2.97%         5.86%        10.02%        30.22%        (8.17)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  84,722           $  98,394     $ 108,887     $  99,664     $  96,565     $  61,508

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.71% (b)           0.71%         0.71%         0.68%         0.74%         0.86%
Ratio of net expenses to average
   net assets                                  0.60% (b)           0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                          2.99% (b)           2.76%         2.45%         2.42%         2.67%         2.29%
Portfolio turnover rate (c)                       3%                 10%           12%           13%            8%           11%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 84                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED SEPTEMBER 30,
                                          3/31/2016         ---------------------------------------------------------------------
                                         (UNAUDITED)            2015          2014          2013          2012          2011
                                        -------------       ------------- ------------- ------------- ------------- -------------

Net asset value, beginning of period      $   21.62           $   26.64     $   25.62     $   23.57     $   21.09     $   22.43
                                          ---------           ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.45                1.21          1.21          1.18          1.16          1.05
Net realized and unrealized gain (loss)        0.92               (4.97)         1.02          2.10          2.47         (1.31)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total from investment operations               1.37               (3.76)         2.23          3.28          3.63         (0.26)
                                          ---------           ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.37)              (1.26)        (1.21)        (1.23)        (1.15)        (1.08)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $   22.62           $   21.62     $   26.64     $   25.62     $   23.57     $   21.09
                                          =========           =========     =========     =========     =========     =========
TOTAL RETURN (a)                               6.36%             (14.51)%        8.56%        14.39%        17.58%        (1.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 348,413           $ 407,445     $ 562,192     $ 358,618     $ 206,229     $  95,940

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.58% (b)           0.60%         0.60%         0.61%         0.63%         0.74%
Ratio of net expenses to average
   net assets                                  0.58% (b)           0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                          3.92% (b)           4.71%         4.56%         5.19%         5.41%         5.21%
Portfolio turnover rate (c)                      38%                 34%           33%           20%           21%           22%

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED SEPTEMBER 30,
                                          3/31/2016         ---------------------------------------------------------------------
                                         (UNAUDITED)            2015          2014          2013          2012          2011
                                        -------------       ------------- ------------- ------------- ------------- -------------

Net asset value, beginning of period      $   10.38           $   11.57     $   10.43     $    6.73     $    8.13     $   10.28
                                          ---------           ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.08                0.31          0.14          0.08          0.09          0.06
Net realized and unrealized gain (loss)        1.30               (1.15)         1.14          3.71         (1.40)        (2.15)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total from investment operations               1.38               (0.84)         1.28          3.79         (1.31)        (2.09)
                                          ---------           ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.12)              (0.35)        (0.14)        (0.09)        (0.09)           --
Return of capital                                --                  --            --            --            --         (0.06)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total distributions                           (0.12)              (0.35)        (0.14)        (0.09)        (0.09)        (0.06)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $   11.64           $   10.38     $   11.57     $   10.43     $    6.73     $    8.13
                                          =========           =========     =========     =========     =========     =========
TOTAL RETURN (a)                              13.28%              (7.37)%       12.17%        56.63%       (16.14)%      (20.47)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  45,408        $  39,959     $  86,745     $  64,142     $  20,862     $  35,347

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.76% (b)           0.75%         0.70%         0.84%         0.67%         0.76%
Ratio of net expenses to average
   net assets                                  0.60% (b)           0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                          1.40% (b)           2.75%         1.23%         0.91%         1.12%         0.84%
Portfolio turnover rate (c)                      13%                 25%           24%           19%           57%           35%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements                  Page 85

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED SEPTEMBER 30,
                                          3/31/2016         ---------------------------------------------------------------------
                                         (UNAUDITED)            2015          2014          2013          2012          2011
                                        -------------       ------------- ------------- ------------- ------------- -------------

Net asset value, beginning of period      $   44.17           $   48.12     $   47.92     $   39.09     $   33.80     $   39.56
                                          ---------           ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.17                0.60          0.62          0.85          0.62          0.67
Net realized and unrealized gain (loss)        2.53               (4.02)         0.42          8.83          5.38         (5.77)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total from investment operations               2.70               (3.42)         1.04          9.68          6.00         (5.10)
                                          ---------           ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.10)              (0.53)        (0.84)        (0.85)        (0.71)        (0.66)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $   46.77           $   44.17     $   48.12     $   47.92     $   39.09     $   33.80
                                          =========           =========     =========     =========     =========     =========
TOTAL RETURN (a)                               6.12%              (7.19)%        2.06%        25.04%        17.93%       (13.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  14,033           $  15,460     $  16,841     $  16,773     $  17,591     $  30,419

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  1.02% (b)           0.99%         0.87%         0.89%         0.71%         0.80%
Ratio of net expenses to average
   net assets                                  0.70% (b)           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                          0.68% (b)           1.21%         1.30%         1.77%         1.66%         1.83%
Portfolio turnover rate (c)                      13%                 46%           41%           24%           22%           22%

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED SEPTEMBER 30,
                                          3/31/2016         ---------------------------------------------------------------------
                                         (UNAUDITED)            2015          2014          2013          2012          2011
                                        -------------       ------------- ------------- ------------- ------------- -------------

Net asset value, beginning of period      $   31.52           $   35.38     $   33.83     $   28.95     $   24.25     $   30.33
                                          ---------           ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.09                0.38          0.51          0.48          0.26          0.25
Net realized and unrealized gain (loss)        3.12               (3.88)         1.61          4.82          4.76         (6.16)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total from investment operations               3.21               (3.50)         2.12          5.30          5.02         (5.91)
                                          ---------           ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.08)              (0.36)        (0.57)        (0.42)        (0.32)        (0.17)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $   34.65           $   31.52     $   35.38     $   33.83     $   28.95     $   24.25
                                          =========           =========     =========     =========     =========     =========
TOTAL RETURN (a)                              10.19%              (9.97)%        6.19%        18.44%        20.82%       (19.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  10,394        $  11,034     $  14,152     $  11,841      $  13,026     $  18,187

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  1.07% (b)           0.99%         0.98%         1.11%         0.79%         0.85%
Ratio of net expenses to average
   net assets                                  0.70% (b)           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                          0.54% (b)           1.02%         1.45%         1.38%         0.78%         0.71%
Portfolio turnover rate (c)                      23%                 18%           35%           44%           46%           28%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 86                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED SEPTEMBER 30,
                                          3/31/2016         ---------------------------------------------------------------------
                                         (UNAUDITED)            2015          2014          2013          2012          2011
                                        -------------       ------------- ------------- ------------- ------------- -------------

Net asset value, beginning of period      $   10.99           $   21.19     $   22.16     $   28.57     $   26.31     $   33.54
                                          ---------           ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.08                0.23          0.41          0.61          0.70          1.23
Net realized and unrealized gain (loss)       (0.80)             (10.23)        (0.92)        (6.37)         2.95         (7.88)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total from investment operations              (0.72)             (10.00)        (0.51)        (5.76)         3.65         (6.65)
                                          ---------           ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.10)              (0.20)        (0.41)        (0.65)        (1.39)        (0.58)
Return of capital                                --                  --         (0.05)           --            --            --
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total distributions                           (0.10)              (0.20)        (0.46)        (0.65)        (1.39)        (0.58)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $   10.17           $   10.99     $   21.19     $   22.16     $   28.57     $   26.31
                                          =========           =========     =========     =========     =========     =========
TOTAL RETURN (a)                              (6.51)%            (47.50)%       (2.38)%      (20.27)%       13.82%       (20.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  11,698           $  12,643     $  26,486     $  33,246     $  44,281     $  55,258

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.70% (b)           0.70%         0.71% (c)     0.70%         0.70%         0.70%
Ratio of net expenses to average
   net assets                                  0.70% (b)           0.70%         0.71% (c)     0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                          1.52% (b)           1.27%         1.74%         2.34%         1.79%         1.85%
Portfolio turnover rate (e)                      93%                 40%           28%           46%           46%           41%

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED SEPTEMBER 30,
                                          3/31/2016         ---------------------------------------------------------------------
                                         (UNAUDITED)            2015          2014          2013          2012          2011
                                        -------------       ------------- ------------- ------------- ------------- -------------

Net asset value, beginning of period      $    5.38           $   11.24     $   12.87     $   14.32     $   19.15     $   29.29
                                          ---------           ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.01                0.12          0.09          0.05          0.07          0.19
Net realized and unrealized gain (loss)       (1.23)              (5.79)        (1.43)        (1.47)        (4.62)       (10.27)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total from investment operations              (1.22)              (5.67)        (1.34)        (1.42)        (4.55)       (10.08)
                                          ---------           ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.04)              (0.19)        (0.29)        (0.03)        (0.28)        (0.06)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $    4.12           $    5.38     $   11.24     $   12.87     $   14.32     $   19.15
                                          =========           =========     =========     =========     =========     =========
TOTAL RETURN (a)                             (22.69)%            (51.20)%      (10.64)%       (9.84)%      (24.08)%      (34.49)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   4,331           $   5,380     $  10,677     $  11,586     $   8,589     $   7,660

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.71% (b) (d)       0.70%         0.72% (c)     0.70%         0.70%         0.70%
Ratio of net expenses to average
   net assets                                  0.71% (b) (d)       0.70%         0.72% (c)     0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                          0.64% (b)           1.17%         0.46%         0.38%         0.50%         0.44%
Portfolio turnover rate (e)                     120%                 40%           43%           46%           64%           41%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(d) Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.70%.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 87

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED SEPTEMBER 30,
                                          3/31/2016         ---------------------------------------------------------------------
                                         (UNAUDITED)            2015          2014          2013          2012          2011
                                        -------------       ------------- ------------- ------------- ------------- -------------

Net asset value, beginning of period      $   18.76           $   25.12     $   23.65     $   23.91     $   22.21     $   31.16
                                          ---------           ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.10                0.32          0.35          0.41          0.35          0.72
Net realized and unrealized gain (loss)        1.31               (6.34)         1.53         (0.26)         1.80         (8.98)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total from investment operations               1.41               (6.02)         1.88          0.15          2.15         (8.26)
                                          ---------           ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.12)              (0.34)        (0.41)        (0.41)        (0.43)        (0.69)
Return of capital                                --                  --            --            --         (0.02)           --
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total distributions                           (0.12)              (0.34)        (0.41)        (0.41)        (0.45)        (0.69)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $   20.05           $   18.76     $   25.12     $   23.65     $   23.91     $   22.21
                                          =========           =========     =========     =========     =========     =========
TOTAL RETURN (a)                               7.55%             (24.15)%        7.92%         0.69%         9.78%       (27.18)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   8,022           $   7,503     $  17,581     $  18,922     $  45,438     $  41,089

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.64% (b)           0.64%         0.64%         0.64%         0.64%         0.64%
Ratio of net expenses to average
   net assets                                  0.64% (b)           0.64%         0.64%         0.64%         0.64%         0.64%
Ratio of net investment income (loss) to
   average net assets                          1.06% (b)           1.17%         1.35%         1.39%         1.46%         1.11%
Portfolio turnover rate (c)                      29%                 70%          126%           56%           55%           96%

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

                                                                                                                       FOR THE
                                         SIX MONTHS                                                                    PERIOD
                                            ENDED                          YEAR ENDED SEPTEMBER 30,                 2/17/2011 (d)
                                          3/31/2016         -------------------------------------------------------    THROUGH
                                         (UNAUDITED)            2015          2014          2013          2012        9/30/2011
                                        -------------       ------------- ------------- ------------- ------------- -------------

Net asset value, beginning of period      $   34.93           $   36.86     $   32.10     $   23.11     $   22.51     $   30.11
                                          ---------           ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.09                0.36          0.43          0.35          0.23          0.20
Net realized and unrealized gain (loss)        2.49               (1.95)         4.75          8.98          0.68         (7.70)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total from investment operations               2.58               (1.59)         5.18          9.33          0.91         (7.50)
                                          ---------           ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.10)              (0.34)        (0.42)        (0.34)        (0.31)        (0.10)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $   37.41           $   34.93     $   36.86     $   32.10     $   23.11     $   22.51
                                          =========           =========     =========     =========     =========     =========
TOTAL RETURN (a)                               7.41%              (4.35)%       16.16%        40.61%         4.03%       (24.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  11,224           $  10,479     $  11,059     $   9,629     $  12,712     $  13,505

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.70% (b)           0.70%         0.70%         0.70%         0.70%         0.70% (b)
Ratio of net expenses to average
   net assets                                  0.70% (b)           0.70%         0.70%         0.70%         0.70%         0.70% (b)
Ratio of net investment income (loss) to
   average net assets                          0.48% (b)           0.93%         1.22%         1.10%         0.89%         1.30% (b)
Portfolio turnover rate (c)                      17%                 28%           32%           23%           35%           29%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 88                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

                                                                                                                       FOR THE
                                          SIX MONTHS                                                                   PERIOD
                                            ENDED                          YEAR ENDED SEPTEMBER 30,                  5/9/2011 (a)
                                          3/31/2016         -------------------------------------------------------    THROUGH
                                         (UNAUDITED)            2015          2014          2013          2012        9/30/2011
                                        -------------       ------------- ------------- ------------- ------------- -------------

Net asset value, beginning of period      $   33.46           $   37.93     $   38.75     $   24.52     $   22.51     $   29.88
                                          ---------           ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.28                0.64          0.51          0.29          0.22          0.08
Net realized and unrealized gain (loss)        0.02               (4.50)        (0.84)        14.23          1.97         (7.40)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Total from investment operations               0.30               (3.86)        (0.33)        14.52          2.19         (7.32)
                                          ---------           ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.26)               (0.61)        (0.49)        (0.29)        (0.18)        (0.05)
                                          ---------           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $   33.50           $   33.46     $   37.93     $   38.75     $   24.52     $   22.51
                                          =========           =========     =========     =========     =========     =========
TOTAL RETURN (b)                               0.84%             (10.38)%       (0.92)%       59.44%         9.77%       (24.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  28,477           $  31,791     $  64,481     $  46,504     $   4,904     $   3,376

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.70% (c)           0.70%         0.70%         0.70%         0.70%         0.70% (c)
Ratio of net expenses to average
   net assets                                  0.70% (c)           0.70%         0.70%         0.70%         0.70%         0.70% (c)
Ratio of net investment income (loss) to
   average net assets                          1.66% (c)           1.34%         1.35%         1.20%         1.04%         0.70% (c)
Portfolio turnover rate (d)                       9%                 18%           20%           33%           17%           16%

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

                                                                                                                      FOR THE
                                         SIX MONTHS                                                                   PERIOD
                                            ENDED                         YEAR ENDED SEPTEMBER 30,                  7/5/2011 (a)
                                          3/31/2016        -------------------------------------------------------    THROUGH
                                         (UNAUDITED)           2015          2014          2013          2012        9/30/2011
                                        -------------      ------------- ------------- ------------- ------------- -------------

Net asset value, beginning of period      $   28.08          $   27.34   $    24.60    $    19.87      $   15.93     $   20.16
                                          ---------          ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.09               0.09          0.02          0.01         (0.01)        (0.01)
Net realized and unrealized gain (loss)        1.51               0.74          2.74          4.72          3.96         (4.22)
                                          ---------          ---------     ---------     ---------     ---------     ---------
Total from investment operations               1.60               0.83          2.76          4.73          3.95         (4.23)
                                          ---------          ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.09)             (0.09)        (0.02)        (0.00) (e)       --            --
Net realized gain                                --                 --            --            --         (0.01)           --
                                          ---------          ---------     ---------     ---------     ---------     ---------
Total distributions                           (0.09)             (0.09)        (0.02)        (0.00) (e)    (0.01)           --
                                          ---------          ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $   29.59          $   28.08     $   27.34     $   24.60     $   19.87         15.93
                                          =========          =========     =========     =========     =========     =========
TOTAL RETURN (B)                               5.68%              3.04%        11.20%        23.82%        24.83%       (20.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 526,647          $ 470,291     $ 341,751     $ 122,976     $  76,488     $  51,758

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.60% (c)          0.60%         0.60%         0.60%         0.60%         0.60% (c)
Ratio of net expenses to average
   net assets                                  0.60% (c)          0.60%         0.60%         0.60%         0.60%         0.60% (c)
Ratio of net investment income (loss) to
   average net assets                          0.61% (c)          0.31%         0.10%         0.05%        (0.14)%       (0.31)% (c)
Portfolio turnover rate (d)                      15%                25%           12%           22%           28%            1%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions. (e) Amount represents less than $0.01 per share.


                        See Notes to Financial Statements                Page 89

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

                                         SIX MONTHS         FOR THE PERIOD
                                            ENDED            11/4/2014 (a)
                                          3/31/2016            THROUGH
                                         (UNAUDITED)          9/30/2015
                                        -------------       -------------
Net asset value, beginning of period      $   25.24           $   30.00
                                          ---------           ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.20                0.37
Net realized and unrealized gain (loss)        0.80               (4.76)
                                          ---------           ---------
Total from investment operations               1.00               (4.39)
                                          ---------           ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.09)              (0.37)
                                          ---------           ---------
Net asset value, end of period            $   26.15           $   25.24
                                          =========           =========
TOTAL RETURN (b)                               3.96%             (14.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   1,308           $   1,262

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.71% (c) (d)       0.70% (c)
Ratio of net expenses to average
   net assets                                  0.71% (c) (d)       0.70% (c)
Ratio of net investment income (loss) to
   average net assets                          1.53% (c)           1.01% (c)
Portfolio turnover rate (e)                      47%                 98%

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

                                         SIX MONTHS         FOR THE PERIOD
                                            ENDED            7/6/2015 (a)
                                          3/31/2016            THROUGH
                                         (UNAUDITED)          9/30/2015
                                        -------------       -------------
Net asset value, beginning of period      $   17.15           $   20.00
                                          ---------           ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.21               (0.01)
Net realized and unrealized gain (loss)       (0.17)              (2.84)
                                          ---------           ---------
Total from investment operations               0.04               (2.85)
                                          ---------           ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.21)                 --
                                          ---------           ---------
Net asset value, end of period            $   16.98           $   17.15
                                          =========           =========
TOTAL RETURN (B)                               0.23%             (14.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  91,718           $  79,753

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.60% (c)           0.60% (c)
Ratio of net expenses to average
   net assets                                  0.60% (c)           0.60% (c)
Ratio of net investment income (loss) to
   average net assets                          2.51% (c)          (0.30)% (c)
Portfolio turnover rate (e)                      29%                  7%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 90                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds as follows, including the exchange on which they are listed and traded:

   First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc.
      ("NYSE Arca") ticker "FDD")
   First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund - (NYSE
      Arca ticker "FFR")
   First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca ticker
      "FGD")
   First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker "FAN") First Trust ISE Global Engineering and Construction Index Fund - (NYSE Arca
      ticker "FLM")
   First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
      (The Nasdaq Stock Market LLC ("Nasdaq") ticker "GRID")
   First Trust Indxx Global Natural Resources Income ETF - (Nasdaq ticker
      "FTRI")1
   First Trust Indxx Global Agriculture ETF - (Nasdaq ticker "FTAG")(1)
   First Trust BICK Index Fund - (Nasdaq ticker "BICK")
   First Trust Nasdaq Smartphone Index Fund - (Nasdaq ticker "FONE")(2)
   First Trust NASDAQ Global Auto Index Fund - (Nasdaq ticker "CARZ")
   First Trust ISE Cloud Computing Index Fund - (Nasdaq ticker "SKYY")
   First Trust International IPO ETF - (Nasdaq ticker "FPXI")
   First Trust Nasdaq Cybersecurity ETF - (Nasdaq ticker
      "CIBR")(2)

   (1) Effective on the close of business December 18, 2015, First Trust ISE Global Copper Index Fund (Nasdaq ticker "CU") and First Trust ISE Global Platinum Index Fund (Nasdaq ticker "PLTM") changed their names and ticker symbols to First Trust Indxx Global Natural Resources Income ETF (Nasdaq ticker "FTRI") and First Trust Indxx Global Agriculture ETF (Nasdaq ticker "FTAG"), respectively.

   (2) Effective on the close of business December 18, 2015, First Trust NASDAQ CEA Smartphone Index Fund changed its name to First Trust Nasdaq Smartphone Index Fund, and First Trust NASDAQ CEA
       Cybersecurity ETF changed its name to First Trust Nasdaq
       Cybersecurity ETF. The Funds' ticker symbols were not changed.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index(SM)
First Trust ISE Global Wind Energy Index Fund                                   ISE Global Wind Energy(TM) Index
First Trust ISE Global Engineering and Construction Index Fund                  ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        NASDAQ OMX(R) Clean Edge(R) Smart Grid
                                                                                   Infrastructure Index(SM)
First Trust Indxx Global Natural Resources Income ETF                           Indxx Global Natural Resources Income Index(3)
First Trust Indxx Global Agriculture ETF                                        Indxx Global Agriculture Index(3)
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust Nasdaq Smartphone Index Fund                                        Nasdaq CTA Smartphone Index(SM)(4)
First Trust NASDAQ Global Auto Index Fund                                       NASDAQ OMX Global Auto Index(SM)
First Trust ISE Cloud Computer Index Fund                                       ISE Cloud Computing(TM) Index
First Trust International IPO ETF                                               IPOX International Index
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq CTA Cybersecurity Index(SM)(4)

   (3) Effective on the close of business December 18, 2015, First Trust Indxx Global Natural Resources Income ETF's underlying index was changed from ISE Global Copper(TM) Index to Indxx Global Natural Resources Income Index, and First Trust Indxx Global Agriculture ETF's underlying index was changed from ISE Global Platinum(TM) Index to Indxx Global Agriculture Index.

   (4) Effective on the close of business December 18, 2015, First Trust Nasdaq Smartphone Index Fund's underlying index was changed from NASDAQ OMX CEA Smartphone Index(SM) to Nasdaq CTA Smartphone Index(SM), and First Trust Nasdaq Cybersecurity ETF's underlying index was changed from Nasdaq CEA Cybersecurity Index(SM) to Nasdaq CTA Cybersecurity Index(SM).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

      4)    foreign currency exchange activity;


      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 -- Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 -- Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 -- Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received is included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2016, only FLM, GRID, FONE and CARZ have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2016, were received as collateral for lending securities.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2015 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                          $   8,201,944   $           --   $          --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                 3,347,582               --              --
First Trust Dow Jones Global Select Dividend Index Fund                              25,805,512               --              --
First Trust ISE Global Wind Energy Index Fund                                         1,408,061               --              --
First Trust ISE Global Engineering and Construction Index Fund                          139,581               --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                128,471               --              --
First Trust Indxx Global Natural Resources Income ETF                                   222,530               --              --
First Trust Indxx Global Agriculture ETF                                                182,070               --              --
First Trust BICK Index Fund                                                             176,845               --              --
First Trust Nasdaq Smartphone Index Fund                                                103,321               --              --
First Trust NASDAQ Global Auto Index Fund                                               507,046               --              --
First Trust ISE Cloud Computing Index Fund                                            1,374,745               --              --
First Trust International IPO ETF                                                        19,216               --              --
First Trust NASDAQ CEA Cybersecurity ETF                                                     --               --              --

As of September 30, 2015, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                  Accumulated          Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $        153,502  $  (19,931,167) $  (21,127,150)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                   (582,688)     (2,031,279)       8,927,453
First Trust Dow Jones Global Select Dividend Index Fund                                  298,169     (31,124,922)    (79,918,945)
First Trust ISE Global Wind Energy Index Fund                                             22,597     (63,104,211)     (8,047,792)
First Trust ISE Global Engineering and Construction Index Fund                            22,244      (6,149,737)     (1,232,333)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  19,461      (3,902,668)       (732,189)
First Trust Indxx Global Natural Resources Income ETF                                     20,203     (45,474,964)    (15,976,064)
First Trust Indxx Global Agriculture ETF                                                  (4,542)    (11,553,323)     (7,026,042)
First Trust BICK Index Fund                                                                2,844     (11,744,368)     (2,465,659)
First Trust Nasdaq Smartphone Index Fund                                                   9,984      (1,025,338)        645,364
First Trust NASDAQ Global Auto Index Fund                                                 86,020        (759,774)     (5,534,737)
First Trust ISE Cloud Computing Index Fund                                                    --      (2,091,095)       6,328,531
First Trust International IPO ETF                                                             --        (144,793)       (146,860)
First Trust Nasdaq Cybersecurity ETF                                                          --         (17,704)    (10,356,350)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

H. INCOME TAXES

Each Fund intends to qualify or to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2012, 2013, 2014 and 2015 remain open to federal and state audit. As of March 31, 2016, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At September 30, 2015, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                             Capital Loss  Capital Loss   Capital Loss  Capital Loss                    Total
                                              Available      Available     Available     Available        Post         Capital
                                               through        through       through       through      Enactment -       Loss
                                              9/30/2016      9/30/2017     9/30/2018     9/30/2019    No Expiration   Available
                                             ------------  -------------  ------------  ------------  -------------  ------------
First Trust STOXX(R) European Select
   Dividend Index Fund                       $         --  $   5,960,236  $  4,853,444  $    161,155  $   8,956,332  $ 19,931,167
First Trust FTSE EPRA/NAREIT Developed
   Markets Real Estate Index Fund                      --         68,465       744,825         1,838      1,216,151     2,031,279
First Trust Dow Jones Global Select Dividend
   Index Fund                                     131,352        208,741     1,274,694       323,583     29,186,552    31,124,922
First Trust ISE Global Wind Energy
   Index Fund                                     174,186         30,175     8,357,650     9,549,964     44,992,236    63,104,211
First Trust ISE Global Engineering and
   Construction Index Fund                             --          1,914            --       615,538      5,532,285     6,149,737
First Trust NASDAQ(R) Clean Edge(R)
   Smart Grid Infrastructure Index Fund                --             --       928,889            --      2,973,779     3,902,668
First Trust Indxx Global Natural Resources
   Income ETF                                          --             --        74,393            --     45,400,571    45,474,964
First Trust Indxx Global Agriculture ETF               --             --       344,523            --     11,208,800    11,553,323
First Trust BICK Index Fund                            --             --            --            --     11,744,368    11,744,368
First Trust Nasdaq Smartphone Index Fund               --             --            --            --      1,025,338     1,025,338
First Trust NASDAQ Global Auto Index Fund              --             --            --            --        759,774       759,774
First Trust ISE Cloud Computing Index Fund             --             --            --            --      2,091,095     2,091,095
First Trust International IPO ETF                      --             --            --            --        144,793       144,793
First Trust Nasdaq Cybersecurity ETF                   --             --            --            --         17,704        17,704

During the taxable year ended September 30, 2015, the following Fund utilized capital loss carryforwards in the following amount:

                                                               Capital Loss
                                                           Carryforward Utilized
                                                           ---------------------
First Trust Nasdaq Smartphone Index Fund                        $  619,202

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2015, the following Funds listed below incurred and elected to defer net ordinary and capital losses as follows:

                                                                               Qualified Late Year Losses
                                                                               --------------------------
                                                                          Ordinary Losses        Capital Losses
                                                                          ---------------        --------------
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund     $       582,688        $           --
First Trust Indxx Global Agriculture ETF                                            4,542                    --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, First Trust ISE Cloud Computing Index Fund, First Trust International IPO ETF and First Trust Nasdaq Cybersecurity ETF (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:


FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones & Company, Inc.
First Trust ISE Global Wind Energy Index Fund                                   International Securities Exchange, LLC
First Trust ISE Global Engineering and Construction Index Fund                  International Securities Exchange, LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF                           Indxx, LLC(1)
First Trust Indxx Global Agriculture ETF                                        Indxx, LLC(1)
First Trust BICK Index Fund                                                     International Securities Exchange, LLC
First Trust Nasdaq Smartphone Index Fund                                        Nasdaq, Inc.
First Trust NASDAQ Global Auto Index Fund                                       Nasdaq, Inc.
First Trust ISE Cloud Computing Index Fund                                      International Securities Exchange, LLC
First Trust International IPO ETF                                               IPOX(R) Schuster, LLC
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq, Inc.

(1) Effective on the close of business December 18, 2015, First Trust Indxx Global Natural Resources Income ETF and First Trust Indxx Global Agriculture ETF's licensor was changed from International Securities Exchange, LLC to Indxx, LLC.

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expense, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust Indxx Global Natural Resources Income ETF             0.70%
First Trust Indxx Global Agriculture ETF                          0.70%
First Trust BICK Index Fund                                       0.64%
First Trust Nasdaq Smartphone Index Fund                          0.70%
First Trust NASDAQ Global Auto Index Fund                         0.70%
First Trust ISE Cloud Computing Index Fund                        0.60%
First Trust International IPO ETF                                 0.70%
First Trust Nasdaq Cybersecurity ETF                              0.60%

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets. For the Expense Cap Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2017.

                                                                                        Expense Cap
                                                                                        ------------
First Trust STOXX(R) European Select Dividend Index Fund                                   0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                      0.60%
First Trust Dow Jones Global Select Dividend Index Fund                                    0.60%
First Trust ISE Global Wind Energy Index Fund                                              0.60%
First Trust ISE Global Engineering and Construction Index Fund                             0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                   0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended March 31, 2016 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                                            Fees Waived or Expenses Borne by First Trust
                                                                                        Subject to Recovery
                                                                      --------------------------------------------------------
                                               Advisory    Expense                                        Six Months
                                                 Fee        Reim-     Year Ended  Year Ended  Year Ended     Ended
                                               Waivers    bursements  9/30/2013   9/30/2014    9/30/2015   3/31/2016   Total
                                              ----------  ----------  ----------  ----------  ----------  ----------  --------
First Trust STOXX(R) European
   Select Dividend Index Fund                 $       --  $       --  $   43,385  $  42,359   $    1,870  $       --  $ 87,614
First Trust FTSE EPRA/NAREIT
   Developed Markets Real Estate
   Index Fund                                     51,816          --      26,347   118,485       116,409      51,816   313,057
First Trust ISE Global Wind Energy
   Index Fund                                     33,920          --      28,804    94,990        68,044      33,920   225,758
First Trust ISE Global Engineering
   and Construction Index Fund                    22,230          --       6,187    37,787        39,845      22,230   106,049
First Trust NASDAQ(R) Clean Edge(R)
   Smart Grid Infrastructure
   Index Fund                                     19,732          --      21,607    37,559        37,478      19,732   116,376

During the six months ended March 31, 2016, First Trust recovered fees that were previously waived from First Trust STOXX(R) European Select Dividend Index Fund of $14,827.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

At a meeting held on December 7, 2015, the Board of Trustees accepted Mr. Mark Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board of Trustees elected Mr. James Dykas, formerly Chief Financial Officer and Treasurer of the Trust, to serve as the President and Chief Executive Officer and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2016, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                   Purchases           Sales
                                                                                ----------------  ---------------
First Trust STOXX(R) European Select Dividend Index Fund                          $  50,982,420    $  51,119,091
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                 3,751,597        3,169,625
First Trust Dow Jones Global Select Dividend Index Fund                             139,218,055      139,810,966
First Trust ISE Global Wind Energy Index Fund                                         5,563,230        5,777,152
First Trust ISE Global Engineering and Construction Index Fund                        1,837,799        1,827,497
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              2,452,778        2,412,625
First Trust Indxx Global Natural Resources Income ETF                                11,224,036       11,126,972
First Trust Indxx Global Agriculture ETF                                              5,999,354        5,699,616
First Trust BICK Index Fund                                                           2,189,869        2,209,332
First Trust Nasdaq Smartphone Index Fund                                              1,871,742        1,929,634
First Trust NASDAQ Global Auto Index Fund                                             2,989,562        3,225,686
First Trust ISE Cloud Computing Index Fund                                           84,550,679       77,715,967
First Trust International IPO ETF                                                       606,103          608,445
First Trust Nasdaq Cybersecurity ETF                                                 28,651,580       27,057,707

For the six months ended March 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                   Purchases           Sales
                                                                                ----------------  ---------------
First Trust STOXX(R) European Select Dividend Index Fund                          $   1,824,125    $  12,225,319
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                        --       20,647,631
First Trust Dow Jones Global Select Dividend Index Fund                                      --       75,122,304
First Trust ISE Global Wind Energy Index Fund                                           534,331               --
First Trust ISE Global Engineering and Construction Index Fund                               --        2,242,220
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                     --        1,516,315
First Trust Indxx Global Natural Resources Income ETF                                   850,585          840,735
First Trust Indxx Global Agriculture ETF                                                622,605          384,137
First Trust BICK Index Fund                                                                  --               --
First Trust Nasdaq Smartphone Index Fund                                                     --               --
First Trust NASDAQ Global Auto Index Fund                                             4,966,559        7,314,193
First Trust ISE Cloud Computing Index Fund                                           95,434,322       62,028,809
First Trust International IPO ETF                                                            --               --
First Trust Nasdaq Cybersecurity ETF                                                 31,079,714       16,965,984


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees are as follows:

                                                                                    Creation        Redemption
                                                                                  Transaction      Transaction
                                                                                      Fees             Fees
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                         $          500    $         500
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                     4,000            4,000
First Trust Dow Jones Global Select Dividend Index Fund                                   1,000            1,000
First Trust ISE Global Wind Energy Index Fund                                             1,000            1,000
First Trust ISE Global Engineering and Construction Index Fund                            1,000            1,000
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    500              500
First Trust Indxx Global Natural Resources Income ETF                                       500              500
First Trust Indxx Global Agriculture ETF                                                    500              500
First Trust BICK Index Fund                                                               2,500            2,500
First Trust Nasdaq Smartphone Index Fund                                                  1,000            1,000
First Trust NASDAQ Global Auto Index Fund                                                 1,000            1,000
First Trust ISE Cloud Computing Index Fund                                                  500              500
First Trust International IPO ETF                                                           500              500
First Trust Nasdaq Cybersecurity ETF                                                        500              500


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before January 31, 2017 (except for First Trust Nasdaq Cybersecurity ETF which will not pay 12b-1 fees any time before July 2, 2017).

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there was the following subsequent event:

On May 2, 2016, the First Trust Indxx Global Agriculture ETF (the "Fund") completed a one-for-five reverse share split, whereby each share of the Fund outstanding as of the close of business on April 29, 2016 automatically converted to one-fifth share as of the opening of business on May 2, 2016. In addition, at the opening of business on May 2, 2016, the Fund's shares no longer trade under the CUSIP number 33734X820 and instead trade under the new CUSIP number 33734X812.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND II.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

AGRICULTURE COMPANIES RISK. Companies involved in the agriculture business and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture business and farming-related activities may face the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

ASIA RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in securities issued by companies operating in Asia and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

AUSTRALIA RISK. The Fund invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to each Fund's net asset value and possibly face delisting.

BRAZIL RISK. The First Trust BICK Index Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. If a holder of depositary receipts exchanges its interest in the depositary receipts for the underlying shares, it may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages. Brazil has experienced substantial economic

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

CANADA RISK. The First Trust Indxx Global Natural Resources Income ETF invests in the securities of companies that are domiciled in Canada. The Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals and energy-related products. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada's major industries may have a negative impact on the overall Canadian economy and the Shares of the Fund.

CHINA RISK. The First Trust BICK Index Fund and the First Trust International IPO ETF invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies.

CLOUD COMPUTING COMPANIES RISK. The First Trust ISE Cloud Computing Index Fund invests in securities of companies engaged in the cloud computing industry, including companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

CONCENTRATION RISK. Each Fund will be concentrated in the securities of a given industry if the Fund's corresponding index is concentrated in such individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than less controlled funds.

CONSUMER DISCRETIONARY COMPANIES RISK. The First Trust NASDAQ Global Auto Index Fund invests in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace. Furthermore, the automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large, financially strong companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

CURRENCY RISK. Because each Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

CYBERSECURITY COMPANIES RISK. Cybersecurity companies are companies that provide products and services intended to protect the integrity of data and network operations for private and public networks, computers and mobile devices. Like other types of technology and industrials companies, cybersecurity companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. These companies may also be smaller and less experienced companies, with limited product lines, markets, qualified personnel or financial resources.

DEPOSITARY RECEIPTS RISK. Certain Funds may hold securities of certain non-U.S. companies in the form of depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EMERGING MARKETS RISK. An investment in emerging market companies involves certain further risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

ENERGY COMPANIES RISK. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline related companies and other energy companies involved with mining, producing and delivering energy related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

ENGINEERING AND CONSTRUCTION COMPANIES RISK. The First Trust ISE Global Engineering and Construction Index Fund invests in the securities of engineering and construction companies. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE RISK. The First Trust STOXX(R) European Select Dividend Index Fund invests in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the euro, is exercised by the European Central Bank.

FINANCIAL COMPANIES RISK. The First Trust BICK Index Fund, the First Trust STOXX(R) European Select Dividend Index Fund, First Trust International IPO ETF and the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Fund invest in the securities of companies in the financials sector. Financial companies are especially subject to the adverse effects of economic recession, volatile interest rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

GERMANY RISK. To the extent the Fund invests in securities of German companies, it will be subject to certain risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

GLOBAL NATURAL RESOURCES RISK. Global natural resources risk is the risk that the Fund will be sensitive to, and its performance will be affected by, the overall condition of the natural resources sector. The natural resources sector can be significantly affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as additional factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund's portfolio securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

HONG KONG INVESTMENT RISK. The First Trust International IPO ETF is subject to certain risks associated with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong, or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

INDEX CORRELATION RISK. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

INDIA RISK. The First Trust BICK Index Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert equity shares into depositary receipts and vice versa. These restrictions may cause equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

INDUSTRIALS COMPANIES RISK. The First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Wind Energy Index Fund and First Trust STOXX(R) European Select Dividend Index Fund invest in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. The First Trust ISE Cloud Computing Index Fund and First Trust Nasdaq Smartphone Index Fund invest in the securities of technology companies. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Furthermore, the First Trust ISE Cloud Computing Index Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

INTELLECTUAL PROPERTY RISK. Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is also no guarantee that an index provider has all rights to lease intellectual property on behalf of a Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant impact on the operation of the affected Fund.

INTEREST RATE RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund is also subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

INTERNATIONAL CLOSED MARKET TRADING RISK. Because securities held by the Fund trade on non-U.S. exchanges that are closed when the Fund's primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed foreign market), resulting in premiums

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

or discounts to the Fund's net asset value that may be greater than those experienced by other exchange-traded funds. However, because shares can be created and redeemed in Creation Units at the Fund's net asset value, it is not expected that large discounts or premiums to the net asset value of the Fund will be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values).

IPO RISK. The First Trust International IPO ETF invests in securities of companies that have recently conducted an initial public offering and are often subject to extreme price volatility and speculative trading. These stocks may have exhibited above-average price appreciation in connection with the initial public offering prior to inclusion in the index tracked by the Fund. The price of stocks included in that index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past.

JAPAN RISK. The First Trust ISE Global Engineering and Construction Index Fund and First Trust NASDAQ Global Auto Index Fund invest in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

LIQUIDITY RISK. Whether or not the equity securities in the First Trust ISE Global Wind Energy Index Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

MARKET RISK. Each Fund is subject to the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.

MATERIAL COMPANIES RISK. The First Trust Indxx Global Natural Resources Income ETF and the First Trust Indxx Global Agriculture ETF invest in the securities of companies in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NEW FUND RISK. The First Trust International IPO ETF and First Trust Nasdaq Cybersecurity ETF currently have fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-CORRELATION RISK. Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

NON-DIVERSIFICATION RISK. Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

PASSIVE FOREIGN INVESTMENT COMPANY RISK. Each Fund may invest in companies that are considered to be PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, such Funds could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. Such Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

PASSIVE INVESTMENT RISK. The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of its index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

PORTFOLIO TURNOVER RISK. The First Trust International IPO's investment strategy may frequently involve buying and selling portfolio securities. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REAL ESTATE INVESTMENT RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in companies in the real estate industry, including REITs and therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. The Fund may also be impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. Because the Fund invests in REITs it is subject to certain other risks related to REIT structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self liquidation of one or more holdings, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REPLICATION MANAGEMENT RISK. Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations.

SECURITIES LENDING RISK. Certain Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. Under these Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes a payment of the same amount to the fund. Dividends, if they constitute "qualified dividends," are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund shares in taxable accounts may be subject to taxation at a higher rate than if the Fund had not loaned its portfolio securities.

SMALLER COMPANIES RISK. Certain Funds may invest in small and/or mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SMART GRID COMPANIES RISK. The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund invests in the securities of smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

SMARTPHONE COMPANIES RISK. The First Trust Nasdaq Smartphone Index Fund invests in securities of companies in the smartphone industry. The smartphone industry is characterized by intense competition and new market entrants, which could negatively impact profit margins and overall revenues of the companies involved in the industry. Smartphone companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Smartphone companies are affected by high and continuing costs of research and development due to quickly evolving technologies. Smartphone companies are often reliant upon the relationships with third-parties, which can be unpredictable. Additionally, the smartphone industry is in the early stages of development and can be extremely volatile.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2016 (UNAUDITED)

SOUTH KOREA RISK. The First Trust BICK Index Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

TECHNOLOGY COMPANIES RISK. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

TELECOMMUNICATIONS COMPANIES RISK. The First Trust Dow Jones Global Select Dividend Index Fund invests in companies in the telecommunication sector. Telecommunication companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

TIMBER COMPANIES RISK. Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.

UNITED KINGDOM RISK. The First Trust STOXX(R) European Select Dividend Index Fund and the First Trust Indxx Global Natural Resources Income ETF invest a significant portion of their assets in companies that are domiciled in the United Kingdom, the Funds are particularly sensitive to political, economic and social conditions in that country. The Funds may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

UTILITY COMPANIES RISK. The First Trust ISE Global Wind Energy Index Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

WATER COMPANIES RISK. Companies involved in the potable water and wastewater business are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

WIND ENERGY COMPANIES RISK. The First Trust ISE Global Wind Energy Index Fund invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                      This page intentionally left blank.

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED FUND II
INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

                               [BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund II
               --------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 19, 2016
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 19, 2016
     ----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 19, 2016
     ----------------

* Print the name and title of each signing officer under his or her signature.